AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 10, 1997.

                                             1933 ACT REGISTRATION NO. 333-14725
                                             1940 ACT REGISTRATION NO. 811-07873
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                  FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933                                [ ]
      Pre-Effective Amendment No.  2                          [X]

      Post-Effective Amendment No.___                         [ ]

                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940                         [ ]
      Amendment No.  2                                        [X]

                       (Check appropriate box or boxes)

                               ----------------

                       NUVEEN FLAGSHIP MUNICIPAL TRUST
              (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago, Illinois                      60606
    (Address of Principal Executive Office)                    (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
 President and Assistant Secretary                 Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                        Suite 800
                                                 Washington, D.C. 20004

     APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

     Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

===============================================================================

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

   This Registration Statement comprises the following papers and contents:

     The Facing Sheet

     Cross-Reference Sheet

     Part A-The Prospectus

     Part B-The Statement of Additional Information

     Copy of Annual Reports and Semi-Annual Reports to Shareholders
      (the financial statements from which are incorporated by reference into the Statement of Additional Information)

     Part C-Other Information

     Signatures

     Index to Exhibits

     Exhibits

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                               ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

           ITEM IN PART A
            OF FORM N-1A                          PROSPECTUS LOCATION
           --------------                         -------------------
 1 Cover Page                         Cover Page

 2 Synopsis                           Expense Information

 3 Condensed Financial Information    Financial Highlights

 4 General Description of Registrant  Fund Strategies

 5 Management of the Fund             General Information

 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting

 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting

 7 Purchase of Securities Being       Investing in the Funds
   Offered

 8 Redemption or Repurchase           How to Sell Fund Shares

 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

          ITEM IN PART B                        LOCATION IN STATEMENT
          OF FORM N- 1A                       OF ADDITIONAL INFORMATION
          --------------                      -------------------------
10 Cover Page                        Cover Page

11 Table of Contents                 Cover Page

12 General Information and History   Not Applicable

13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio

14 Management of the Fund            Management

15 Control Persons and Principal     Management
   Holders of Securities

16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian

17 Brokerage Allocation and Other    Portfolio Transactions
   Practices

18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus

19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value

20 Tax Status                        Tax Matters

21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus

22 Calculation of Performance Data   Performance Information

23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                              PART A--PROSPECTUS

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

-------------------------------------------------------------------------------
PROSPECTUS

Nuveen Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Flagship All-American Municipal Bond Fund
Nuveen Flagship Intermediate Municipal Bond Fund
Nuveen Flagship Limited Term Municipal Bond Fund
-------------------------------------------------------------------------------
OVERVIEW

The funds listed above are diversified funds and part of the Nuveen Municipal Trust, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional information which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                    12
  How the Funds Select Investments        12
  Risk Reduction Strategies               13
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  14
  How to Select a Purchase Option         15
  How to Sell Fund Shares                 16
  Exchanging Shares                       17
  Optional Features and Services          18
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             20
  Taxes and Tax Reporting                 20
  Taxable Equivalent Yields               21
GENERAL INFORMATION
  How to Contact Nuveen                   21
  Fund Service Providers                  21
  How the Funds Report Performance        23
  How Fund Shares are Priced              23
  Organization                            23

                                                               FEBRUARY 1, 1997

--------------------------------------------------------------------------------

Nuveen Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:

         November 29, 1976

NET ASSETS:

         $2.9 billion

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.84%             5.27%             4.41%             4.52%             5.42%
5 YEARS          5.58%             6.53%             5.75%             5.70%             6.76%
10 YEARS         6.69%             7.17%             6.57%             6.38%             7.41%
INCEPTION        6.70%             6.94%             6.64%             6.15%             7.20%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception (see "Financial High-lights" for dates), adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity             21.3
Average Modified Duration     8.6

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]

AA   (37%)
A    (22%)
BBB  (5%)
BB   (1%)
NR   (1%)
AAA  (34%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Electric Utilities          (21%)
Health Care Facilities      (17%)
Housing Facilities          (16%)
Escrowed Bonds              (10%)
Water/Sewer Facilities      (9%)
Other                       (27%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.45%                 0.45%                 0.45%                 0.45%
12B-1 FEES               0.20%                 0.95%                 0.75%                 --
OTHER EXPENSES           0.12%                 0.12%                 0.12%                 0.12%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          0.77%                 1.52%                 1.32%                 0.57%
WAIVERS/
REIMBURSEMENTS           --                    --                    --                    --
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.77%                 1.52%                 1.32%                 0.57%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                  $ 13                   $ 6
3 YEARS                 $ 66                  $ 80                  $ 42                   $18
5 YEARS                 $ 83                  $ 94                  $ 72                   $32
10 YEARS                $133                  $161                  $159                   $71


 Information as of As of 8/31/96

                                    See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

---------- ------------------------------------- ------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (6/95)
 1997 (g)           $9.280     $.241        $(.206)      $(.235)   $   --    $9.080
-------------------------------------------------------------------------------------
 1996(d)             9.150      .340          .141        (.324)    (.027)    9.280
-------------------------------------------------------------------------------------
 CLASS C (6/95)
 1997(g)             9.260      .207         (.185)       (.202)       --     9.080
-------------------------------------------------------------------------------------
 1996(d)             9.150      .290          .126        (.279)    (.027)    9.260
-------------------------------------------------------------------------------------
 CLASS R (11/76)
 1997(g)             9.280      .246         (.199)       (.247)       --     9.080
-------------------------------------------------------------------------------------
 1996                9.000      .506          .313        (.512)    (.027)    9.280
-------------------------------------------------------------------------------------
 1995                9.280      .515         (.209)       (.511)    (.075)    9.000
-------------------------------------------------------------------------------------
 1994                9.450      .519         (.075)       (.516)    (.098)    9.280
-------------------------------------------------------------------------------------
 1993                9.080      .555          .414        (.544)    (.055)    9.450
-------------------------------------------------------------------------------------
 1992(e)             9.040      .239          .080        (.239)    (.040)    9.080
-------------------------------------------------------------------------------------
 1991(f)             8.650      .579          .438        (.589)    (.038)    9.040
-------------------------------------------------------------------------------------
 1990(f)             8.730      .596         (.080)       (.596)       --     8.650
-------------------------------------------------------------------------------------
 1989(f)             8.520      .597          .239        (.597)    (.029)    8.730
-------------------------------------------------------------------------------------
 1988(f)             8.020      .596          .536        (.596)    (.036)    8.520
-------------------------------------------------------------------------------------
 1987(f)             8.780      .598         (.614)       (.598)    (.146)    8.020
-------------------------------------------------------------------------------------
 1986(f)             7.830      .595         1.162        (.595)    (.212)    8.780
-------------------------------------------------------------------------------------
 1985(f)             7.180      .586          .650        (.586)       --     7.830
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (6/95)
 1997 (g)              .40%     $54.0       .82%+       5.12%+         9%
-------------------------------------------------------------------------------------
 1996(d)              5.33       37.1       .83+        5.14+         17
-------------------------------------------------------------------------------------
 CLASS C (6/95)
 1997(g)               .26        3.4      1.57+        4.36+          9
-------------------------------------------------------------------------------------
 1996(d)              4.59        1.9      1.58+        4.39+         17
-------------------------------------------------------------------------------------
 CLASS R (11/76)
 1997(g)               .54    2,807.2       .57+        5.37+          9
-------------------------------------------------------------------------------------
 1996                 9.31    2,878.6       .59         5.53          17
-------------------------------------------------------------------------------------
 1995                 3.60    2,741.2       .59         5.79          17
-------------------------------------------------------------------------------------
 1994                 4.79    2,700.0       .62         5.49          15
-------------------------------------------------------------------------------------
 1993                11.04    2,371.7       .61         5.95          14
-------------------------------------------------------------------------------------
 1992(e)              3.56    1,835.7       .62+        6.24+          6
-------------------------------------------------------------------------------------
 1991(f)             12.15    1,661.4       .60         6.48          10
-------------------------------------------------------------------------------------
 1990(f)              6.04    1,323.6       .62         6.78           8
-------------------------------------------------------------------------------------
 1989(f)             10.07    1,119.8       .64         6.85          12
-------------------------------------------------------------------------------------
 1988(f)             14.50      945.4       .65         7.11           8
-------------------------------------------------------------------------------------
 1987(f)              (.39)     764.1       .68         6.85          16
-------------------------------------------------------------------------------------
 1986(f)             23.02      668.4       .71         6.95          39
-------------------------------------------------------------------------------------
 1985(f)             17.73      459.6       .73         7.68          28
-------------------------------------------------------------------------------------

+Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value without any sales charge and are annualized in the first year after commencement of class opera-tions.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the five months ending February 29.
(f) For the year ending September 30.
(g) For the six months ending August 31, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.82% to 0.77% and on Class C from 1.57% to 1.32%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
    (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Insured Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:

         December 22, 1986

NET ASSETS:

         $793.8 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.05%             5.48%             4.64%             4.72%             5.64%
5 YEARS          6.49%             7.39%             6.59%             6.47%             7.60%
INCEPTION        7.04%             7.50%             6.89%             6.65%             7.74%


Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity              22.5
Average Modified Duration      8.7

--------------------------------------------------------------------------------

CREDIT QUALITY

[PIE CHART APPEARS HERE]

Escrowed      (15%)
Insured       (85%)

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Health Care Facilities      (19%)
General Obligation Bonds    (19%)
Escrowed Bonds              (15%)
Lease Rental Facilities     (11%)
Water/Sewer Facilities      (10%)
Other                       (26%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)

(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.48%   0.48%   0.48%   0.48%
12B-1 FEES        0.20%   0.95%   0.75%    --
OTHER EXPENSES    0.16%   0.16%   0.16%   0.16%
------------------------------------------------
  TOTAL (GROSS)   0.84%   1.59%   1.39%   0.64%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.84%   1.59%   1.39%   0.64%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 50    $ 56    $ 14     $ 7
3 YEARS    $ 68    $ 82    $ 44     $20
5 YEARS    $ 87    $ 98    $ 76     $36
10 YEARS   $141    $169    $167     $80



 Information as of 8/31/96          See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------- -----------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                                       Dividends
                                         Net Realized  from Tax-  Distribu-
                                         and Unreal-     Exempt     tions
                   Beginning    Net       ized Gain       Net       from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997(e)           $10.970   $.274      $(.327)        $(.267)    $  --     $10.650
-------------------------------------------------------------------------------------
 1996               10.400    .542        .568          (.540)       --      10.970
-------------------------------------------------------------------------------------
 1995(d)            10.310    .264        .115          (.273)     (.016)    10.400
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(e)            10.850    .230       (.315)         (.225)       --      10.540
-------------------------------------------------------------------------------------
 1996               10.310    .461        .540          (.461)       --      10.850
-------------------------------------------------------------------------------------
 1995(d)            10.290    .227        .075          (.266)     (.016)    10.310
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(e)            10.920    .282       (.323)         (.279)       --      10.600
-------------------------------------------------------------------------------------
 1996               10.380    .570        .540          (.570)       --      10.920
-------------------------------------------------------------------------------------
 1995               10.810    .573       (.407)         (.580)     (.016)    10.380
-------------------------------------------------------------------------------------
 1994               10.850    .574        .012          (.565)     (.061)    10.810
-------------------------------------------------------------------------------------
 1993               10.030    .591        .880          (.589)     (.062)    10.850
-------------------------------------------------------------------------------------
 1992                9.690    .612        .425          (.617)     (.080)    10.030
-------------------------------------------------------------------------------------
 1991                9.520    .617        .198          (.611)     (.034)     9.690
-------------------------------------------------------------------------------------
 1990                9.350    .627        .262          (.630)     (.089)     9.520
-------------------------------------------------------------------------------------
 1989                9.300    .629        .050          (.629)       --       9.350
-------------------------------------------------------------------------------------
 1988                9.790    .637       (.490)         (.637)       --       9.300
-------------------------------------------------------------------------------------
 1987(d)             9.600    .127        .190          (.127)       --       9.790
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997(e)             (.46)%   $57.5      .89%+      5.04%+         20%
-------------------------------------------------------------------------------------
 1996              10.90       46.9      .91        5.01           27
-------------------------------------------------------------------------------------
 1995(d)            3.84       14.1     1.00+       5.55+          25
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(e)             (.76)      5.2     1.64+       4.29+          20
-------------------------------------------------------------------------------------
 1996               9.88        5.2     1.63        4.34           27
-------------------------------------------------------------------------------------
 1995(d)            3.09        4.0     1.75+       4.83+          25
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(e)            (.35)     731.1      .64+       5.29+          20
-------------------------------------------------------------------------------------
 1996              10.94      762.0      .63        5.33           27
-------------------------------------------------------------------------------------
 1995               1.85      736.7      .64        5.67           25
-------------------------------------------------------------------------------------
 1994               5.47      745.9      .65        5.21           11
-------------------------------------------------------------------------------------
 1993              15.24      567.2      .72        5.68           20
-------------------------------------------------------------------------------------
 1992              11.03      306.9      .73        6.12           45
-------------------------------------------------------------------------------------
 1991               8.94      178.9      .80        6.45           53
-------------------------------------------------------------------------------------
 1990               9.73      111.8      .83        6.49           78
-------------------------------------------------------------------------------------
 1989               7.63       66.0      .87        6.83          106
-------------------------------------------------------------------------------------
 1988               2.00       41.3      .60        6.93           88
-------------------------------------------------------------------------------------
 1987(d)            3.31       13.2      --         4.00+          --
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value without any sales charge and are annualized in the first year after commencement of class opera-tions.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending August 31, 1996.


-------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.89% to 0.84% and on Class C from 1.64% to 1.39%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securi-ties Dealers
    (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship All-American Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:    October 3, 1988

NET ASSETS:   $274.2 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.88%             6.35%             5.77%             5.77%             6.35%
5 YEARS          7.57%             8.50%             7.91%             7.85%             8.50%
INCEPTION        8.35%             8.93%             8.34%             8.30%             8.93%

Class A total returns reflect actual performance for all periods; Class C total returns reflect Class A performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Share-holder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity             22.7
Average Modified Duration     7.7


--------------------------------------------------------------------------------

CREDIT QUALITY

[PIE CHART APPEARS HERE]

NR   (12%)
AAA  (17%)
AA   (7%)
A    (25%)
BBB  (39%)

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Industrial Development and Pollution Control  (22%)
Hospitals                                     (17%)
Municipal Appropriation Obligations           (10%)
Education                                     (7%)
Health Care                                   (7%)
Other                                         (37%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)

(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.49%                 0.49%                 0.49%                 0.49%
12B-1 FEES               0.20%                 0.95%                 0.75%                 --
OTHER                    0.10%                 0.10%                 0.10%                 0.10%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          0.79%                 1.54%                 1.34%                 0.59%
WAIVERS/
REIMBURSEMENTS           --                    --                    --                    --
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.79%                 1.54%                 1.34%                 0.59%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                  $ 14                   $ 6
3 YEARS                 $ 66                  $ 81                  $ 42                   $19
5 YEARS                 $ 84                  $ 95                  $ 73                   $33
10 YEARS                $136                  $163                  $161                   $74


 Information as of 11/30/96         See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP., the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------- -----------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (10/88)
 1997(e)           $10.67    $.30       $ .44          $(.30)     $ --      $11.11
-------------------------------------------------------------------------------------
 1996               10.79     .61        (.12)          (.61)       --       10.67
-------------------------------------------------------------------------------------
 1995               10.61     .63         .18           (.63)       --       10.79
-------------------------------------------------------------------------------------
 1994               11.07     .65        (.30)          (.65)      (.16)     10.61
-------------------------------------------------------------------------------------
 1993               10.40     .67         .76           (.67)      (.09)     11.07
-------------------------------------------------------------------------------------
 1992                9.95     .69         .45           (.69)       --       10.40
-------------------------------------------------------------------------------------
 1991                9.73     .72         .22           (.72)       --        9.95
-------------------------------------------------------------------------------------
 1990                9.81     .71        (.06)          (.72)      (.01)      9.73
-------------------------------------------------------------------------------------
 1989(d)             9.58     .46         .23           (.46)       --        9.81
-------------------------------------------------------------------------------------
 CLASS C (6/93)
 1997(e)            10.66     .27         .44           (.27)       --       11.10
-------------------------------------------------------------------------------------
 1996               10.78     .55        (.12)          (.55)       --       10.66
-------------------------------------------------------------------------------------
 1995               10.60     .57         .18           (.57)       --       10.78
-------------------------------------------------------------------------------------
 1994(d)            11.09     .57        (.32)          (.57)      (.17)     10.60
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (10/88)
 1997(e)           14.05%+   $220.9      .90%+      5.51%+         23%
-------------------------------------------------------------------------------------
 1996               4.64      208.0      .83        5.60           79
-------------------------------------------------------------------------------------
 1995               8.01      185.5      .76        6.02           71
-------------------------------------------------------------------------------------
 1994               2.99      159.9      .62        5.77           81
-------------------------------------------------------------------------------------
 1993              14.25      170.8      .65        6.24           72
-------------------------------------------------------------------------------------
 1992              11.94      129.5      .56        6.81           86
-------------------------------------------------------------------------------------
 1991              10.10       79.6      .42        7.33           94
-------------------------------------------------------------------------------------
 1990               6.92       49.0      .42        7.29          132
-------------------------------------------------------------------------------------
 1989(d)           10.66       25.7      --         7.27+          57
-------------------------------------------------------------------------------------
 CLASS C (6/93)
 1997(e)           13.47+      53.2     1.45+       4.95+          23
-------------------------------------------------------------------------------------
 1996               4.07       47.3     1.37        5.05           79
-------------------------------------------------------------------------------------
 1995               7.42       45.2     1.31        5.47           71
-------------------------------------------------------------------------------------
 1994(d)            2.16       40.0     1.09+       5.16+          81
-------------------------------------------------------------------------------------

+Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value without any sales charge and are annualized in the first year after commencement of class opera-tions.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997 the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A shares from 0.99% to 0.79% and on Class C shares from 1.54% to 1.34%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's divi-dend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Intermediate Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:  September 15, 1992

NET ASSETS: $49.1 million


TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              2.65%                   5.83%                   4.93%                   5.83%
INCEPTION           6.72%                   7.49%                   6.82%                   7.49%
--------------------------------------------------------------------------------------------------

Class A total returns reflect actual performance for all periods; Class C total returns reflect Class A performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)
[BAR CHART APPEARS HERE]

Average Maturity           8.9
Average Modified Duration  6.8


--------------------------------------------------------------------------------

CREDIT QUALITY
[PIE CHART APPEARS HERE]

AAA (43%)
AA  (7%)
A   (20%)
BBB (20%)
NR  (10%)
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)
[PIE CHART APPEARS HERE]

Hospitals                           (25%)
Municipal Revenue/Transportation    (13%)
Municipal Appropiration Obligations (10%)
Non-State General Obligations       (10%)
Municipal Revenue/Water & Sewer     (8%)
Other                               (34%)

--------------------------------------------------------------------------------
                            EXPENSE INFORMATION

                                          CLASS A            CLASS C         CLASS R
------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                 3.00%(1)             --              --
SALES CHARGE ON REINVESTED DIVIDENDS        --                 --              --
CONTINGENT DEFERRED SALES
CHARGE (CDSC) ON REDEMPTIONS                --  (1)            1%(2)           --
------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (3)

(Annual, as % of Average Net Assets)

                            CLASS A                        CLASS C                        CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES              0.50%                          0.50%                          0.50%
12b-1 FEES                   0.20%                          0.75%                          --
OTHER                        0.32%                          0.32%                          0.32%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)              1.02%                          1.57%                          0.82%
WAIVERS/
REIMBURSEMENTS              (0.40%)                        (0.40%)                        (0.40%)
-------------------------------------------------------------------------------------------------
  TOTAL (NET)                0.62%                          1.17%                          0.42%


--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                       $ 36                            $ 12                             $ 4
3 YEARS                      $ 49                            $ 37                             $13
5 YEARS                      $ 64                            $ 64                             $24
10 YEARS                     $105                            $142                             $53


--------------------------------------------------------------------------------
 Information as of (11/30/96)       See Notes on Next Page

--------------------------------------------------------------------------------
 PAGE 8

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.
---------------------------------------------  --------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,      Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (9/92)
 1997(e)        $10.27      $.26        $ .38        $(.26)     $ --     $10.65
---------------------------------------------------------------------------------
 1996            10.29       .51         (.02)        (.51)       --      10.27
---------------------------------------------------------------------------------
 1995            10.16       .51          .13         (.51)       --      10.29
---------------------------------------------------------------------------------
 1994            10.35       .52         (.13)        (.52)     (.06)     10.16
---------------------------------------------------------------------------------
 1993(d)          9.70       .36          .64         (.35)       --      10.35
---------------------------------------------------------------------------------
 CLASS C
 (12/95)
 1997(e)         10.28       .22          .38         (.23)       --      10.65
---------------------------------------------------------------------------------
 1996(d)         10.57       .23         (.30)        (.22)       --      10.28
---------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                    Ratio of Net
                       Ratio of      Investment
             Ending   Expenses to    Income to     Portfolio
   Total   Net Assets Average Net     Average      Turnover
 Return(b) (millions)  Assets(c)   Net Assets(c)     Rate
 -------------------- ---------------------------  ---------
   12.57%+   $46.8        .71%+          4.91%+        10%
---------------------------------------------------------------------------------
    4.84      46.7        .62            4.86          81
---------------------------------------------------------------------------------
    6.63      42.1        .54            5.15         102
---------------------------------------------------------------------------------
    3.72      35.9        .40            4.93          69
---------------------------------------------------------------------------------
   14.06      19.0        .39+           4.98+        102
---------------------------------------------------------------------------------
   11.77+      2.3       1.26+           4.29+         10
---------------------------------------------------------------------------------
   (1.78)      1.2       1.13+           4.28+         81
---------------------------------------------------------------------------------

+Annualized.

(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value without any sales charge and are annualized in the first year after commencement of class opera-tions.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory or its predecessor.

(d) From commencement of class operations as noted.

(e) For the six months ending November 30, 1996.



--------------------------------------------------------------------------------

NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A shares from 0.82% to 0.62% and on Class C shares from 1.37% to 1.17%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Asso-ciation of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Limited Term Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:  October 19, 1987
NET ASSETS: $487.3 million


--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A                 CLASS C                 CLASS R
                   PRICE)                   (NAV)
--------------------------------------------------------------------------------------------------
1-YEAR              2.27%                   4.89%                   4.55%                   4.89%
5-YEARS             5.75%                   6.28%                   5.96%                   6.28%
INCEPTION           6.57%                   6.87%                   6.55%                   6.87%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

                          [BAR CHART APPEARS HERE]
Average Maturity 5.5
Average Modified Duration 4.5
--------------------------------------------------------------------------------

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

BBB (21%)
NR   (6%)
AAA (42%)
AA   (6%)
A   (25%)
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Municipal Appropriation Obligations (19%)
Hospitals (16%)
Non-State General Obligations (8%)
Municipal Revenue/Transportation (7%)
Municipal Revenue/Utility (7%)
Other (43%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS C  CLASS R
----------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                2.50%(1)    --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    1%(2)    --
----------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (3)

(Annual, as % of Average Net Assets)

                 CLASS A CLASS C CLASS R
----------------------------------------
MANAGEMENT FEES   0.43%   0.43%   0.43%
12b-1 FEES        0.20%   0.55%    --
OTHER EXPENSES    0.13%   0.13%   0.13%
----------------------------------------
  TOTAL (GROSS)   0.76%   1.11%   0.56%
WAIVERS/
REIMBURSEMENTS     --      --      --
----------------------------------------
  TOTAL (NET)     0.76%   1.11%   0.56%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING
PERIOD    CLASS A CLASS C CLASS R
---------------------------------
1 YEAR     $ 33    $ 11     $ 6
3 YEARS    $ 49    $ 35     $18
5 YEARS    $ 66    $ 61     $31
10 YEARS   $117    $135     $70

---------------------------------------------------------------------------------

 Information as of 8/31/96          See Notes on Next Page

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------- ---------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value     Income   Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (10/87)
 1997(e)            $10.57      $.25         $ .20       $(.25)     $ --     $10.77
-------------------------------------------------------------------------------------
 1996                10.65       .51          (.09)       (.50)       --      10.57
-------------------------------------------------------------------------------------
 1995                10.60       .51           .04        (.50)       --      10.65
-------------------------------------------------------------------------------------
 1994                10.74       .52         (.13)        (.52)     (.01)     10.60
-------------------------------------------------------------------------------------
 1993                10.29       .55           .45        (.55)       --      10.74
-------------------------------------------------------------------------------------
 1992                10.04       .60           .26        (.60)     (.01)     10.29
-------------------------------------------------------------------------------------
 1991                 9.92       .63           .13        (.64)       --      10.04
-------------------------------------------------------------------------------------
 1990                 9.91       .64           .01        (.64)       --       9.92
-------------------------------------------------------------------------------------
 1989                 9.88       .62           .02        (.61)       --       9.91
-------------------------------------------------------------------------------------
 1988(d)              9.75       .36           .13        (.36)       --       9.88
-------------------------------------------------------------------------------------
 CLASS C (12/95)
 1997(e)             10.56       .24           .20        (.23)       --      10.77
-------------------------------------------------------------------------------------
 1996(d)             10.76       .22         (.19)        (.23)       --      10.56
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (10/87)
 1997(e)              8.59%+   $467.2       .81%+       4.74%+        14%
-------------------------------------------------------------------------------------
 1996                 4.03      489.2       .79         4.77          39
-------------------------------------------------------------------------------------
 1995                 5.41      569.2       .74         4.88          20
-------------------------------------------------------------------------------------
 1994                 3.58      704.6       .70         4.76          22
-------------------------------------------------------------------------------------
 1993                10.02      570.5       .70         5.10          20
-------------------------------------------------------------------------------------
 1992                 9.04      284.5       .47         5.88          48
-------------------------------------------------------------------------------------
 1991                 8.08       67.5       .56         6.32         167
-------------------------------------------------------------------------------------
 1990                 6.83       19.0       .70         6.48          38
-------------------------------------------------------------------------------------
 1989                 6.81       13.4       .56         6.28          50
-------------------------------------------------------------------------------------
 1988(d)              7.44        9.8       .41+        5.84+         67
-------------------------------------------------------------------------------------
 CLASS C (12/95)
 1997(e)              8.48+      20.2      1.11+        4.41+         14
-------------------------------------------------------------------------------------
 1996(d)               .46       15.4      1.19+        4.17+         39
-------------------------------------------------------------------------------------

+Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value without any sales charge and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


-------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A shares from 0.96% to 0.76% and on Class C shares from 1.31% to 1.11%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consis-tent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 .  Pursue an aggressive, high-growth investment strategy;

 .  Invest through an IRA or 401k plan;

 .  Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The Nuveen Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the Nuveen Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the Insured Municipal Bond Fund will invest at least 80% of its net assets in investment-grade quality bonds. The Insured Municipal Bond Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. The Limited-Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. All of the other three funds described in this
-------------------------------------------------------------------------
PAGE-12
prospectus are long-term funds and normally maintain a weighted average port-folio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the Insured Fund. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

An insured fund can invest up to 20% of its net assets in uninsured municipal bonds which are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION
STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios geographically as well as across different industry sectors. The funds should be considered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

 .  25% in any one industry sector, such as electric utilities or health care;

 .  10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."


--------------------------------------------------------------------------------

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.
 INVESTING IN THE FUNDS


--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus except the Intermediate Fund and Limited Term Funds.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                     4.38%                      3.70%
    $50,000-100,000            4.00                      4.18                       3.50
   $100,000-250,000            3.50                      3.63                       3.00
   $250,000-500,000            2.50                      2.56                       2.00
 $500,000-1,000,000            2.00                      2.04                       1.50
$1,000,000 and over             --(1)                     --                         --(1)

The following Class A sales charges and commissions apply to the Intermediate
Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            3.00%                     3.09%                      2.50%
    $50,000-100,000            2.50                      2.56                       2.00
   $100,000-250,000            2.00                      2.04                       1.50
   $250,000-500,000            1.50                      1.52                       1.25
 $500,000-1,000,000            1.25                      1.27                       1.00
$1,000,000 and over             --(1)                     --                         --(1)

The following Class A sales charges and commissions apply to the Limited Term Municipal Bond Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            2.50%                     2.56%                      2.00%
    $50,000-100,000            2.00                      2.04                       1.60
   $100,000-250,000            1.50                      1.52                       1.20
   $250,000-500,000            1.25                      1.27                       1.00
 $500,000-1,000,000            0.75                      0.76                       0.60
$1,000,000 and over             --(1)                     --                         --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase.
      The CDSC is calculated on the lower of your purchase price or redemption proceeds.


--------------------------------------------------------------------------------

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support to authorized dealers in connection with sales meet-ings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs. Nuveen pays for these programs at its own expense and not out of fund assets.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

                                          Sales Charge Waivers

 .  Rights of Accumulation

                                          .  Unit Trust Reinvestment

 .  Letter of Intent (LOI)

 .  Group Purchase                         .  Purchases using Redemptions from
                                             Unrelated Funds

                                          .  Fee-Based Programs

                                          .  Bank Trust Departments

                                          .  Certain Employees of Nuveen or
                                             Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The Intermediate Fund and Limited Term Fund do not currently offer B Shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

The CDSC is calculated on the lower of your purchase price or redemption proceeds.


  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.55% (0.35% for the Limited Term Fund) annual distribution fee which compen-sates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC were applicable.


--------------------------------------------------------------------------------

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen, Shareholder Services, Inc. ("SSI") and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 .  The fund's name;

 .  Your name and account number;

 .  The dollar or share amount you wish to redeem;

 .  The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the address of record;

 .  Any certificates you have for the shares; and

 .  Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen national or state mutual fund. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are
-------------------------------------------------------------------------------
                                                                        PAGE-17
exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").


--------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -------------------------------------
          YEAR      INVESTED      4.00%          5.00%          6.00%
          ----      --------     -------        -------        -------
            0       $ 2,874      $ 2,874        $ 2,874        $ 2,874
            5         8,622        9,861         10,203         10,561
           10        14,370       18,391         19,610         20,929
           15        20,118       28,807         31,681         34,913
           20        25,866       41,525         47,173         53,779


SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the


--------------------------------------------------------------------------------
                                                                         PAGE 18
same class of shares you redeemed and will receive the share price next deter-mined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may Fund Direct transfer to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


--------------------------------------------------------------------------------

 DIVIDENDS AND TAXES


--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, this is commonly known as "buying a dividend." The entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 .  you are subject to the AMT (including corporate shareholders);

 .  you are a "substantial user" of a facility financed by these bonds; or

 .  you are a "related person" of a substantial user.
------------------------------------------------------------------
PAGE-20

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
----------------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

GENERAL INFORMATION

--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and


--------------------------------------------------------------------------------
providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus except the Limited Term Fund:

--------------------------------------------------------------------------------
MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5000%
For the next $125 million    0.4875%
For the next $250 million    0.4750%
For the next $500 million    0.4625%
For the next $1 billion      0.4500%
For assets over $2 billion   0.4250%

The following schedule applies to the Limited Term Fund:

--------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.4500%
For the next $125 million    0.4375%
For the next $250 million    0.4250%
For the next $500 million    0.4125%
For the next $1 billion      0.4000%
For assets over $2 billion   0.3750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the Municipal Bond Fund and the Insured Municipal Bond Fund do not exceed 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the munic-ipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Thomas C. Spalding is the portfolio manager for the Municipal Bond Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990. Richard Huber is the portfolio manager for the All-American Fund and the Limited-Term Fund. Mr. Huber has managed the funds since 1995 and since 1995, had been a Vice President of Flagship Finan-cial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming an employee of Nuveen Advi-sory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of each class of shares outstanding. The plan also authorizes each fund (excluding the Intermediate Municipal Bond Fund and Limited Term Municipal Bond Fund which do not currently offer Class B shares) to pay Nuveen an annual 0.75% distribution fee on the average daily net assets of Class B shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.55% (0.35% for the Limited Term Municipal Bond Fund) distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribu-tion fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.



--------------------------------------------------------------------------------

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for the Municipal Bond Fund and the Insured Municipal Bond Fund. Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509, currently serves as transfer agent for the All-American Fund, the Intermediate Fund, and the Limited Term Fund. The funds intend to consolidate transfer agent activities with a single firm in the future.

--------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

--------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

--------------------------------------------------------------------------------
ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Share-holders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.


--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MUNICIPAL TRUST

NUVEEN MUNICIPAL BOND FUND

NUVEEN INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Municipal Trust dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-12
Investment Adviser and Investment Management Agreement..................... S-16
Portfolio Transactions..................................................... S-17
Net Asset Value............................................................ S-17
Tax Matters................................................................ S-18
Performance Information.................................................... S-21
Additional Information on the Purchase and Redemption of Fund Shares....... S-27
Distribution and Service Plans............................................. S-30
Independent Public Accountants and Custodians.............................. S-31
Financial Statements....................................................... S-31
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Municipal Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust on June 12, 1995); the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14,
1986); the Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, each Fund invests primarily in a diversified portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  AMBAC INDEMNITY CORPORATION ("AMBAC INDEMNITY")

  AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,440,000,000 (unaudited) and statutory capital of approximately $1,387,000,000 (unaudited) as of March 31, 1996. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC, Inc., a 100% publicly-held company. Moody's , S&P and Fitch Investors Service, L.P., each have assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

  AMBAC Indemnity has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC Indemnity will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC Indemnity under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the bonds.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U.S. West Capital Corporation and the Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $650,052,000 (unaudited) and $387,239,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $779,177,000 (unaudited) and $340,226,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100.

  MBIA INSURANCE CORPORATION ("MBIA")

  MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA is domiciled in the State of New York and licensed to do business to all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam.

  As of December 31, 1994, MBIA had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

  MBIA's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by MBIA's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  MBIA's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. MBIA's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. MBIA's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, MBIA guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When MBIA receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, MBIA on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by MBIA, and appropriate instruments to effect the appointment of MBIA as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,032,675,000. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department (telephone number :

(212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau (telephone number: (212) 602-0389).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Indemnity, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the fiscal year-end of each Fund as a series of its predecessor entity (described above), as indicated, were

                                                                        FISCAL
                                                                         YEAR
                                                                       ---------
                                                                       1995 1996
                                                                       ---- ----
      Nuveen Municipal Bond Fund (2/28)...............................  17% 17%
      Nuveen Insured Municipal Bond Fund (2/28).......................  25% 27%
      Nuveen Flagship All-American Municipal Bond Fund (5/31).........  71% 79%
      Nuveen Flagship Intermediate Municipal Bond Fund (5/31)......... 102% 81%
      Nuveen Flagship Limited Term Municipal Bond Fund (5/31).........  20% 39%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                              POSITIONS
                             AND OFFICES                 PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE  WITH TRUST                  DURING PAST FIVE YEARS
----------------        ---  -----------                 ----------------------
Timothy R.              47  Chairman and  Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee       Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker Drive                     Advisory Corp. and Nuveen Institutional Advisory
 Chicago, IL 60606                         Corp.; prior thereto Executive Vice President and
                                           Director of The John Nuveen Company (since March
                                           1992), John Nuveen & Co. Incorporated, Nuveen
                                           Advisory Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*        51  President and President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee       Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                         Advisory Corp. and Nuveen Institutional Advisory
                                           Corp.; prior thereto, Executive Vice President and
                                           Director of The John Nuveen Company (since March
                                           1992), John Nuveen & Co. Incorporated, Nuveen
                                           Advisory Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown       62   Trustee      Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                       The Northern Trust Company.
 Highwood, IL 60040
Robert P. Bremner       56   Trustee      Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015

                                   POSITIONS
                                  AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS            AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------            ---   -----------                   ----------------------
Anne E. Impellizzeri        64    Trustee          President and Chief Executive Officer of Blanton-
 3 West 29th Street                                 Peale Institute (since December 1990); prior
 New York, NY 10001                                 thereto, Vice President of New York City
                                                    Partnership (from 1987 to 1990).

Margaret K. Rosenheim       70    Trustee          Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                               School of Social Service Administration,
 Chicago, IL 60637                                  University of Chicago.

Peter R. Sawers             63    Trustee          Adjunct Professor of Business and Economics,
 22 The Landmark                                    University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                               Lake Forest Graduate School of Management, Lake
                                                    Forest, Illinois (since January 1992); prior
                                                    thereto, Executive Director, Towers Perrin
                                                    Australia (management consultant); Chartered
                                                    Financial Analyst; Certified Management
                                                    Consultant.

William J. Schneider        52    Trustee          Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine Ct.                          President, Miller-Valentine Realty, Inc.
 P.O. Box 744
 Dayton, OH 45401

William M. Fitzgerald       32    Vice President   Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                              December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                                  Advisory Corp. (from September 1992 to Dec
                                                    1995), prior thereto Assistant Portfolio Manager
                                                    of Nuveen Advisory Corp. (from June 1988 to
                                                    September 1992).

Kathleen M. Flanagan        49    Vice President   Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

J. Thomas Futrell           41    Vice President   Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

Steven J. Krupa             39    Vice President   Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

Anna R. Kucinskis           50    Vice President   Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, Il 60606

Larry W. Martin             45    Vice President   Vice President (since September 1992), and
 333 West Wacker Drive                              Assistant Secretary and Assistant General Counsel
 Chicago, IL 60606                                  of John Nuveen & Co. Incorporated; Vice President
                                                    (since May 1993) and Assistant Secretary of Nuveen
                                                    Advisory Corp.; Vice President (since May 1993)
                                                    and Assistant Secretary (since January 1992) of
                                                    Nuveen Institutional Advisory Corp.; Assistant
                                                    Secretary of The John Nuveen Company (since
                                                    February 1993).
Edward F. Neild, IV         31    Vice President   Vice President (since September 1996), previously
 One South Main Street                              Assistant Vice President (since December 1993) of
 Dayton, OH 45402                                   Nuveen Advisory Corp., portfolio manager prior
                                                    thereto (since January 1992); Vice President
                                                    (since September 1996), previously Assistant Vice
                                                    President (since May 1995) of Nuveen Institutional
                                                    Advisory Corp., portfolio manager prior thereto
                                                    (since January 1992).

O. Walter Renfftlen         57    Vice President   Vice President and Controller of The John Nuveen
 333 West Wacker Drive                              Company (since March 1992), John Nuveen & Co.
 Chicago, IL 60606                                  Incorporated, Nuveen Advisory Corp. and Nuveen
                                                    Institutional Advisory Corp.

Thomas C. Spalding, Jr.     45    Vice President   Vice President of Nuveen Advisory Corp. and Nuveen
 333 West Wacker Drive                              Institutional Advisory Corp.; Chartered Financial
 Chicago, IL 60606                                  Analyst.


                                       POSITIONS
                                      AND OFFICES                      PRINCIPAL OCCUPATIONS
NAME AND ADDRESS            AGE       WITH TRUST                       DURING PAST FIVE YEARS
----------------            ---       -----------                      ----------------------
H. William Stabenow         62       Vice President     Vice President and Treasurer of The John Nuveen
  333 West Wacker Drive                                  Company (since March 1992), John Nuveen & Co.
  Chicago, IL 60606                                      Incorporated, Nuveen Advisory Corp. and Nuveen
                                                         Institutional Advisory Corp. (since January 1992).

Gifford R. Zimmerman        40       Vice President     Vice President (since September 1992), Assistant
  333 West Wacker Drive              and Assistant       Secretary and Assistant General Counsel of John
  Chicago, IL 60606                  Secretary           Nuveen & Co. Incorporated; Vice President (since
                                                         May 1993) and Assistant Secretary of Nuveen
                                                         Advisory Corp.; Vice President (since May 1993)
                                                         and Assistant Secretary (since January 1992) of
                                                         Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 9 other Nuveen open-end funds and 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $4,200(3)       $20,500(3)
      Lawrence H. Brown........................     $6,433          $58,500
      Anne E. Impellizzeri.....................     $6,433          $58,500
      Margaret K. Rosenheim....................     $7,881(1)       $66,315(2)
      Peter R. Sawers..........................     $6,433          $58,500
      William J. Schneider.....................     $4,405(3)       $21,500(3)

--------
(1) Includes $365 in interest accrued on deferred compensation from prior years.
(2) Includes $1,565 in interest accrued on deferred compensation from prior years.

(3) As a trustee of the Flagship Funds, for the 12 months ended May 31, 1996.
-----------------------------------------------------------------------------

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                         NAME AND ADDRESS OF        PERCENTAGE
      NAME OF FUND AND CLASS             OWNER                     OF OWNERSHIP
      ----------------------             -------------------       ------------
      Nuveen Municipal Bond Fund
       Class C Shares..................  Bill W. Hickey &             18.71%
                                         Erin E. Hickey Jt. Ten.
                                         Wros.
                                         20 Bowen St.
                                         Longmont, CO 80501-5862
                                         Oppenheimer & Co., Inc.       5.51
                                         FBO 020-38275-14
                                         P.O. Box 3484
                                         Church Street Station
                                         New York, NY 10008-8484
                                         Fasteners, Inc.               7.72
                                         c/o Edward D. Otto
                                         P.O. Box 11188
                                         Newington, CT 06111

                                         NAME AND ADDRESS OF         PERCENTAGE
      NAME OF FUND AND CLASS             OWNER                      OF OWNERSHIP
      ----------------------             -------------------        ------------
      Nuveen Insured Municipal Bond
       Fund Class A Shares.............  NFSC FEBO # DBV-055646         5.79%
                                         Jack H. Martinelli
                                         Harriet L. Martinelli
                                         TTEE
                                         Martinelli Family Trust
                                         U/A 3/27/92--748 Pico
                                         Ave.
                                         San Mateo, CA 94403
      Nuveen Flagship All-American                                     36.57
       Municipal Bond Fund Class A       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484
      Nuveen Flagship All-American                                     64.80
       Municipal Bond Fund Class C       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484
      Nuveen Flagship Intermediate                                     33.97
       Municipal Bond Fund Class A       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484
      Nuveen Flagship Intermediate                                     70.15
       Municipal Bond Fund Class C       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484
      Nuveen Flagship Limited Term                                     28.56
       Municipal Bond Fund Class A       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484
      Nuveen Flagship Limited Term                                     60.15
       Municipal Bond Fund Class C       Merrill Lynch, Pierce,
       Shares..........................  Fenner
                                          & Smith for the sole
                                         benefit  of its
                                         Customers
                                         Attn Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-
                                         6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5000 of 1%
For the next $125 million........................................  .4875 of 1%
For the next $250 million........................................  .4750 of 1%
For the next $500 million........................................  .4625 of 1%
For the next $1 billion..........................................  .4500 of 1%
For assets over $2 billion.......................................  .4250 of 1%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Nuveen Municipal Bond Fund's average daily net assets, and 0.975% of the Nuveen Insured Municipal Bond Fund's average daily net assets.

  For the All-American, Intermediate, and Limited Term Funds, Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) for those funds do not exceed 0.75% of average daily net assets.

  For the last three fiscal years, the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                           MANAGEMENT FEES NET OF EXPENSE   FEE WAIVERS AND EXPENSE
                            REIMBURSEMENT PAID TO NUVEEN        REIMBURSEMENTS
                             ADVISORY FOR THE YEAR ENDED      FOR THE YEAR ENDED
                          --------------------------------- -----------------------
                            2/28/94    2/28/95    2/29/96   2/28/94 2/28/95 2/29/96
                          ----------- ---------- ---------- ------- ------- -------
Nuveen Municipal Bond
 Fund...................  $11,645,399 11,932,164 12,797,372     0        0   4,313
Nuveen Insured Municipal
 Bond Fund..............    3,265,386  3,439,021  3,756,793     0   10,570   1,303

  For the last three fiscal years, the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, as follows:

                          MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO FLAGSHIP     REIMBURSEMENTS
                           FINANCIAL FOR THE YEAR ENDED    FOR THE YEAR ENDED
                          ------------------------------ -----------------------
                           5/31/94    5/31/95   5/31/96  5/31/94 5/31/95 5/31/96
                          ---------- --------- --------- ------- ------- -------
All American Fund........ $  267,846   420,954   644,844 753,169 632,023 588,351
Intermediate Fund........          0         0         0 146,230 187,583 269,930
Limited Term Fund........  1,313,071 1,369,218 1,259,810 657,881 458,100 332,579

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective

January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the right hand column. None of the Funds had Class B Shares outstanding as of the date of this Statement of Additional Information.

                                               AS OF AUGUST 31, 1996
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Nuveen Municipal Bond Fund
        Class A Shares.............  4.67%        39.6%             7.73%
        Class C Shares.............  4.11%        39.6%             6.80%
        Class R Shares.............  5.13%        39.6%             8.49%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares.............  4.51%        39.6%             7.47%
        Class C Shares.............  3.94%        39.6%             6.52%
        Class R Shares.............  4.96%        39.6%             8.21%
                                              AS OF NOVEMBER 30, 1996
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares.............  4.96%        39.6%             8.21%
        Class C Shares.............  4.64%        39.6%             7.68%
        Class R Shares.............    N/A          N/A               N/A
      Nuveen Flagship Intermediate
       Municipal Bond Fund
        Class A Shares.............  4.84%        39.6%             8.01%
        Class C Shares.............  4.44%        39.6%             7.35%
        Class R Shares.............    N/A          N/A               N/A
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares.............  4.02%        39.6%             6.66%
        Class C Shares.............  3.82%        39.6%             6.32%
        Class R Shares.............    N/A          N/A               N/A

--------

*The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Municipal Bond Fund, the Insured Municipal Bond Fund, and the All-American Fund; the maximum sales charge for Class A Shares of 3.0% for the Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Limited Term Municipal Bond Fund, were as follows:

                                  AS OF AUGUST 31, 1996 DISTRIBUTION RATES
                                ----------------------------------------------
                                   CLASS A         CLASS C         CLASS R
                                --------------  --------------  --------------
      Nuveen Municipal Bond
       Fund....................           4.87%           4.36%           5.35%
      Nuveen Insured Municipal
       Bond Fund...............           4.80%           4.27%           5.26%
                                 AS OF NOVEMBER 30, 1996 DISTRIBUTION RATES
                                 ------------------------------------------
                                   CLASS A         CLASS C         CLASS R
                                --------------  --------------  --------------
      Nuveen Flagship All-
       American Municipal Bond
       Fund....................           5.08%           4.78%             N/A
      Nuveen Flagship
       Intermediate Municipal
       Bond Fund...............           4.60%           4.21%             N/A
      Nuveen Flagship Limited
       Term Municipal Bond
       Fund....................           4.43%           4.26%             N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                                INCEPTION DATES
                                                               -----------------
      Nuveen Municipal Bond Fund
        Class A Shares........................................     June 13, 1995
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................     June 13, 1995
        Class R Shares........................................ November 29, 1976
      Nuveen Insured Municipal Bond Fund
        Class A Shares........................................ September 6, 1994
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................ September 6, 1994
        Class R Shares........................................ December 10, 1986
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares........................................   October 3, 1988
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................      June 2, 1993
        Class R Shares........................................  February 1, 1997

                                                               INCEPTION DATES
                                                              ------------------
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Nuveen Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, for the one-year, five-year and ten-year periods (as applicable) ended August 31, 1996, and for the period from inception through August 31, 1996, respectively, were as follows:

                                                 ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR            TEN YEARS INCEPTION
                                        ENDED   FIVE YEARS   ENDED    THROUGH
                                       AUG. 31, ENDED AUG. AUG. 31,  AUG. 31,
                                         1996    31, 1996    1996      1996
                                       -------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares................   0.84%     5.58%     6.69%     6.70%
        Class B Shares................   4.41%     5.75%     6.57%     6.64%
        Class C Shares................   4.52%     5.70%     6.38%     6.15%
        Class R Shares................   5.42%     6.76%     7.41%     7.20%

  The Nuveen Insured Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, for the one-year and five-year periods (as applicable) ended August 31, 1996, and for the period from inception through August 31, 1996, respectively, were as follows:

                                                  ANNUAL TOTAL RETURN
                                          ------------------------------------
                                                                   FROM
                                           ONE YEAR  FIVE YEARS INCEPTION
                                            ENDED      ENDED     THROUGH
                                          AUGUST 31, AUGUST 31, AUGUST 31,
                                             1996       1996       1996
                                          ---------- ---------- ----------
      Nuveen Insured Municipal Bond Fund
        Class A Shares...................   1.05%      6.49%      7.04%
        Class B Shares...................   4.64%      6.59%      6.89%
        Class C Shares...................   4.72%      6.47%      6.65%
        Class R Shares...................   5.64%      7.60%      7.74%

  The Nuveen Flagship All-American Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A shares, for one-year and five-year periods (as applicable) ended November 30, 1995, and for the period from inception through November 30, 1996 were as follows:

                                                ANNUAL TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares................     1.88%        7.57%        8.35%
        Class B Shares................     5.77%        7.91%        8.34%
        Class C Shares................     5.77%        7.85%        8.30%
        Class R Shares................     6.35%        8.50%        8.93%

  The Nuveen Flagship Intermediate Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year period ended (as applicable) November 30, 1996, and for the same period from inception through November 30, 1996 were as follows:

                                                       ANNUAL TOTAL RETURN
                                                    -------------------------
                                                                     FROM
                                                      ONE YEAR    INCEPTION
                                                       ENDED       THROUGH
                                                    NOVEMBER 30, NOVEMBER 30,
                                                        1996         1996
                                                    ------------ ------------
      Nuveen Flagship Intermediate Municipal Bond
       Fund
        Class A Shares.............................     2.65%        6.72%
        Class C Shares.............................     4.93%        6.82%
        Class R Shares.............................     5.83%        7.49%

  The Nuveen Flagship Limited-Term Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year and five-year periods (as applicable) ended November 30, 1996, and for the period from inception through November 30, 1996 were as follows:

                                                ANNUAL TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Nuveen Flagship Limited-Term
       Municipal Bond Fund
        Class A Shares................     2.27%        5.75%        6.57%
        Class C Shares................     4.55%        5.96%        6.55%
        Class R Shares................     4.89%        6.28%        6.87%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Nuveen Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year, five-year, and ten year periods (as applicable) ended August 31, 1996, and for the period since inception through August 31, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                             CUMULATIVE TOTAL RETURN
                                   -------------------------------------------
                                                                       FROM
                                    ONE YEAR  FIVE YEARS TEN YEARS  INCEPTION
                                     ENDED      ENDED      ENDED     THROUGH
                                   AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                                      1996       1996       1996       1996
                                   ---------- ---------- ---------- ----------
      Nuveen Municipal Bond Fund
        Class A Shares............   0.84%      31.18%      91.02%   260.15%
        Class B Shares............   4.41%      32.28%      88.90%   256.16%
        Class C Shares............   4.52%      31.97%      85.57%   225.25%
        Class R Shares............   5.42%      38.69%     104.42%   294.78%

  The Nuveen Insured Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one and five-year periods (as applicable) ended August 31, 1996, and for the period since inception through August 31, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                   CUMULATIVE TOTAL RETURN
                                               --------------------------------
                                                                        FROM
                                                ONE YEAR  FIVE YEARS INCEPTION
                                                 ENDED      ENDED     THROUGH
                                               AUGUST 31, AUGUST 31, AUGUST 31,
                                                  1996       1996       1996
                                               ---------- ---------- ----------
      Nuveen Insured Municipal Bond Fund
        Class A Shares........................    1.05%     36.99%      93.31%
        Class B Shares........................    4.64%     37.59%      90.70%
        Class C Shares........................    4.72%     36.84%      86.56%
        Class R Shares........................    5.64%     44.24%     105.97%

  The Nuveen Flagship All-American Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended November 30, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares................     1.88%       44.03%        92.44%
        Class B Shares................     5.77%       46.30%        92.28%
        Class C Shares................     5.77%       45.91%        91.60%
        Class R Shares................     6.35%       50.35%       100.88%

  The Nuveen Flagship Intermediate Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                     CUMULATIVE TOTAL RETURN
                                                    -------------------------
                                                                     FROM
                                                      ONE YEAR    INCEPTION
                                                       ENDED       THROUGH
                                                    NOVEMBER 30, NOVEMBER 30,
                                                        1996         1996
                                                    ------------ ------------
      Nuveen Flagship Intermediate Municipal Bond
       Fund
        Class A Shares.............................     2.65%       31.46%
        Class C Shares.............................     4.93%       32.01%
        Class R Shares.............................     5.83%       35.52%

  The Nuveen Flagship Limited Term Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one and five year periods ended November 30, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares................     2.27%       32.24%       78.69%
        Class C Shares................     4.55%       33.58%       78.28%
        Class R Shares................     4.89%       35.63%       83.27%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Nuveen Municipal Bond Fund's Class R Shares for the ten year period ended August 31, 1996, was 11.67%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen unit trust, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A

"qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at (800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7277.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemp-tions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which the shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capi-tal gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are ex-changed for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circum-stances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by share-holders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a cer-tain minimum balance or that the applicable board has determined may have mate-rial adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uni-formly applied to all Fund shares in the particular category. In waiving or re-ducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to partici-pate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create spe-cific investment programs and systems. For example, this may include informa-tion on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares avail-able for public purchase. Shares of the Nuveen money market funds may be pur-chased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veter-ans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determina-tion of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's fi-nancial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' trans-fer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Municipal Trust, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for the Nuveen Municipal Bond Fund's fiscal years ended February 29, 1996, February 28, 1995, and February 28, 1994 were $1,575, $316; $2,248, $467; and $5,703, $1,093, respectively. For the Nuveen Insured Municipal Bond Fund's fiscal years ended February 29, 1996, February 28, 1995, and February 28, 1994, the amounts retained were $880, $97; $1,554, $296; and $4,490, $707, respectively. The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Flagship Financial, Inc., which Nuveen acquired on January 1, 1997, for the Nuveen Flagship All-American Municipal Bond Fund for the fiscal years ended May 31, 1996, May 31, 1995 and May 31, 1994 were $556,900, $73,800; $763,400, $104,100; $1,188,000, $161,798,
respectively. For the Nuveen Flagship Intermediate Municipal Bond Fund for the fiscal years ended May 31, 1996, May 31, 1995 and May 31, 1994 the amounts retained were $136,700, $27,900; $171,100, $34,400; $460,600, $89,100,
respectively. For the Nuveen Flagship Limited Term Municipal Bond Fund for the fiscal years ended May 31, 1996, May 31, 1995 and May 31, 1994 the amounts retained were $543,300, $108,400; $797,200, $160,100; $4,055,400, $818,100.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal years indicated below, 100% of service fees and distribution fees were paid out as compensation to authorized dealers. For such periods, the service fee for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund was .25% for both Class A and C Shares and the distribution fee was
 .75% for Class C Shares. For the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund and the Nuveen Flagship Limited Term Municipal Bond Fund, the service fee was .20% for all classes and the distribution fee was .20% for Class A Shares and .75% for Class C Shares.

                                                         COMPENSATION PAID TO
                                                        AUTHORIZED DEALERS FOR
                                                          END OF FISCAL 1996
                                                        ----------------------
      Nuveen Municipal Bond Fund (2/29/96)
        Class A........................................          $36,112
        Class C........................................           $7,054
      Nuveen Insured Municipal Bond Fund (2/29/96)
        Class A........................................          $82,071
        Class C........................................          $44,298
      Nuveen Flagship All-American Municipal Bond Fund
       (5/31/96)
        Class A........................................         $800,411
        Class C........................................         $436,430
      Nuveen Flagship Intermediate Municipal Bond Fund
       (5/31/96)
        Class A........................................         $180,903
        Class C........................................           $3,450
      Nuveen Flagship Limited Term Municipal Bond Fund
       (5/31/96)
        Class A........................................       $2,109,177
        Class C........................................          $28,351

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIANS

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund. Deloitte & Touche, LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting and portfolio accounting services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Annual Reports and the Semi-Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   APPENDIX B

                       DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations


MUNI BOND

INSURED MUNI BOND





SEMIANNUAL REPORT/AUGUST 31, 1996

    CONTENTS

 3  Dear shareholder
 5  Answering your questions
 8  Fund performance
 9  Portfolio of investments
38  Statement of net assets
39  Statement of operations
40  Statement of changes in net assets
41  Notes to financial statements
50  Financial highlights

Dear
shareholder


"Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. Our goal is to help our shareholders meet their need for tax-free investment income with a full range of investment choices. We continue to focus on providing attractive levels of income, diversification, and professional research-oriented management, in the belief that this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of August 31, 1996, current yields on net asset values for R shares for the Municipal Bond Fund and the Insured Municipal Bond Fund were 5.13% and 5.01%, respectively. To match these yields, an investor in the 36% federal income tax bracket would have had to earn 8.02% and 7.83% on taxable alternatives. Taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.

  Market appreciation of bonds in the portfolios further improved investors' overall experience for the 12 months ending August 31, 1996. Total returns on R shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, were 5.42% for the Municipal Bond Fund and 5.64% for the Insured Municipal Bond Fund, equivalent to taxable investments with total returns of 8.59% and 8.70%, respectively.

  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds. We are now embarking on new endeavors, as we grow to serve the broader needs of today's conservative investor.

  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago who shares Nuveen's values and investment management style. Tailor-made to address the needs of the Nuveen investor, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. The tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged in January 1997, enabling us to offer more than 40 municipal funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states, will provide more tax-free options to match investors' individual needs.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your
questions


Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. Over the past year, municipal bonds have continued to outperform Treasuries, an indication of the strength and resilience of this market segment.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform--and the potential effect of a flat tax proposal--have resulted in increased demand for tax-free products. New issuance of bonds remains adequate but modest, further supporting a favorable environment for investors.

What are some of the factors affecting dividend changes?

All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for several months. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they must be replaced with the bonds available in the market today, reducing fund earnings. To minimize the effect of bond calls in the future, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN MUNICIPAL
BOND FUND

Muni Bond

The Fund adjusted its monthly tax-free dividend twice during the period as older, higher coupon bonds were called away and replaced with today's lower yielding bonds. In addition, shareholders received a capital gains distribution in November.


                       [PERFORMANCE GRAPH APPEARS HERE]

12 MONTH DIVIDEND HISTORY--R SHARES

9/95                             .0430
10/95                            .0430
11/95 (Including Capital Gains)  .0702
12/95                            .0415
1/96                             .0415
2/96                             .0415
3/96                             .0415
4/96                             .0415
5/96                             .0415
6/96                             .0415
7/96                             .0405
8/96                             .0405

-------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                 5.13%

 Taxable-equivalent yield on R Shares**         8.02%

 Annual total return on R Shares*               5.42%

 Taxable-equivalent total return on R Shares    8.59%

 Federal tax rate                               36.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

* All shares issued prior to June 13, 1995 for Municipal Bond Fund, and September 6, 1994 for Insured Municipal Bond Fund, have been designated as Class R shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 50 for additional data on Class A and C shares.



NUVEEN INSURED MUNICIPAL
BOND FUND

Insured Muni Bond


The Fund adjusted its monthly tax-free dividend slightly in December as older, higher coupon bonds were called away and replaced with today's lower yielding bonds.

                       [PERFORMANCE GRAPH APPEARS HERE]

12 MONTH DIVIDEND HISTORY--R SHARES

9/95                             .0475
10/95                            .0475
11/95                            .0475
12/95                            .0465
1/96                             .0465
2/96                             .0465
3/96                             .0465
4/96                             .0465
5/96                             .0465
6/96                             .0465
7/96                             .0465
8/96                             .0465

-------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                 5.01%

 Taxable-equivalent yield on R Shares**         7.83%

 Annual total return on R Shares*               5.64%

 Taxable-equivalent total return on R Shares    8.70%

 Federal tax rate                               36.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on after-tax basis.

PORTFOLIO OF INVESTMENTS          NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996

NUVEEN MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALASKA - 1.5%
$  4,085,000   Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1978 First Series, 6.375%, 12/01/07                   Aa      12/96 at 100    $  4,109,837
  14,500,000   Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1993 First Series, 5.800%, 12/01/18                  Aa1      12/03 at 102      13,904,485
               Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1990 First Series:
   3,290,000    7.650%, 12/01/10                                                    Aa1      12/00 at 102       3,321,189
  10,885,000    7.800%, 12/01/30                                                    Aa1      12/00 at 102      10,988,190
  12,375,000   Alaska State Housing Finance Corporation Collateralized
                Mortgage, 5.850%, 6/01/25                                           Aaa      12/03 at 102      11,827,654
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA - 2.7%
   7,750,000   Arizona Board of Regents, Arizona State University, System
                Revenue Refunding Bonds, Series 1992-A, 5.750%, 7/01/12              AA       7/02 at 101       7,781,853
  20,350,000   Salt River Project Agricultural Improvement and Power District,
                Arizona, Salt River Project Electric System Revenue Bonds,
                1992 Series C, 5.500%, 1/01/28                                       Aa       1/02 at 100      18,931,809
   9,145,000   Salt River Project Agricultural Improvement and Power District,
                Arizona, Salt River Project Electric System Revenue Bonds,
                1973 Series A, 5.000%, 1/01/10                                       Aa       7/97 at 100       8,637,727
               Salt River Project Agricultural Improvement and Power District,
                Electric System Revenue Refunding Bonds, 1993 Series C:
   5,000,000    4.900%, 1/01/08                                                      Aa       1/04 at 102       4,808,200
  36,820,000    4.750%, 1/01/17                                                      Aa       1/04 at 100      31,586,773
   4,570,000   The Industrial Development Authority of the City of Scottsdale,
                Arizona, Hospital Revenue Refunding Bonds (Scottsdale
                Memorial Hospital), Series 1987 A, 8.500%, 9/01/07                  Aaa       9/97 at 102       4,860,058
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.4%
  11,210,000   Jefferson County, Arkansas, Hospital Refunding Revenue Bonds,
                Series 1993, 6.000%, 7/01/06                                          A       7/03 at 102      11,577,352
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 14.8%
  16,970,000   California Health Facilities Financing Authority, Insured Health
                Facility Refunding Revenue Bonds (Catholic Healthcare West)
                1994 Series A, 5.000%, 7/01/14                                      Aaa       7/04 at 102      15,323,571
  38,795,000   California Statewide Communities Development Authority,
                Certificates of Participation, St. Joseph Health System
                Obligated Group, 5.500%, 7/01/23                                     Aa       7/03 at 102      35,427,206
               California Statewide Communities Development Authority,
                Insured Health Facilities Revenue Certificates of Participation
                (Unihealth America), 1993 Series A:
  11,500,000    5.500%, 10/01/14                                                    Aaa      10/03 at 102      11,053,800
  20,000,000    5.750%, 10/01/25                                                    Aaa      10/03 at 102      19,274,800
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$ 12,000,000   State Public Works Board of the State of California, Lease
                Revenue Bonds (Department of Corrections), 1994 Series A
                (California State Prison-Monterey County (Soledad II)),
                7.000%, 11/01/19                                                      A      11/04 at 102   $  13,211,880
               State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series L:
  15,515,000    5.700%, 12/01/16                                                     Aa   6/03 at 101 1/2      15,033,725
   9,500,000    5.750%, 12/01/19                                                     Aa  12/03 at 101 1/2       9,197,520
  12,250,000    5.500%, 12/01/23                                                     Aa  12/03 at 101 1/2      11,408,548
  20,000,000   State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series M,
                4.875%, 12/01/27                                                     Aa      12/03 at 101      16,680,400
  11,725,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central
                California), 5.250%, 2/01/13                                          A       2/03 at 102      10,470,425
   9,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Refunding Bonds, Series 1993A, 5.000%, 6/01/21                      Aaa       6/03 at 102       7,935,840
               Foothill/Eastern Transportation Corridor Agency, Toll Road
                Revenue Bonds, Series 1995A:
  45,000,000    0.000%, 1/01/23                                                   BBB--      No Opt. Call       7,577,550
  15,000,000    6.000%, 1/01/34                                                   BBB--       1/05 at 102      14,200,800
   9,040,000   Los Angeles Convention and Exhibition Center Authority, Lease
                Revenue Bonds, 1993 Refunding Series A, The City of
                Los Angeles (California), 5.125%, 8/15/13                           Aaa       8/03 at 102       8,438,478
  17,575,000   Department of Water and Power of the City of Los Angeles,
                California, Water Works Revenue Bonds, Issue of 1992,
                6.500%, 4/15/32                                                      Aa       4/02 at 102      18,494,173
   7,000,000   The City of Los Angeles, California, Wastewater System Revenue
                Bonds, Refunding Series 1993-A, 5.700%, 6/01/20                     Aaa       6/03 at 102       6,791,190
  21,000,000   The City of Los Angeles (California), Wastewater System
                Revenue Bonds, Series 1993-B, 5.700%, 6/01/23                       Aaa       6/03 at 102      20,340,180
  15,615,000   The City of Los Angeles, California, Wastewater System Revenue
                Bonds, Series 1993-D, 5.200%, 11/01/21                              Aaa      11/03 at 102      14,123,611
  15,750,000   Los Angeles County, Metropolitan Transportation Authority,
                Proposition A, Sales Tax Revenue Refunding Bonds, Series
                1993-A, 5.500%, 7/01/13                                            AA--       7/03 at 102      15,057,788
               Los Angeles County Metropolitan Transit Authority, Proposition
                C Sales Tax Revenue Second Senior Bonds, Series 1993-B:
  17,185,000    4.750%, 7/01/18                                                     Aaa       7/03 at 102      14,728,061
   8,000,000    5.250%, 7/01/23                                                     Aaa       7/03 at 102       7,268,160
               Los Angeles County Sanitation Districts Financing Authority,
                Capital Projects Revenue Bonds, 1993 Series A (Senior Ad
                Valorem Obligation Bonds):
  10,500,000    5.375%, 10/01/13                                                     Aa      10/03 at 102       9,938,040
  20,750,000    5.000%, 10/01/23                                                     Aa      10/03 at 100      17,975,518
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$ 31,360,000   Los Angeles County Transportation Commission (California)
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)           Aaa       7/02 at 102    $ 35,195,014
   5,000,000   The Metropolitan Water District of Southern California, Water
                 Revenue Bonds, Issue of 1992, 5.500%, 7/01/19                       Aa       7/02 at 102       4,676,200
  12,750,000   Modesto Irrigation District, California, Refunding Certificates of
                 Participation (1986 Geysers Geothermal Power Project), 1986
                 Series A, 7.250%, 10/01/15                                          A1      10/96 at 102      13,042,613
  22,405,000   Northern California Power Agency, Hydroelectric Project
                 Number One Revenue Bonds, Refunding Series E,
                 7.150%, 7/01/24                                                      A       7/98 at 102      23,495,227
  12,600,000   Sacramento County Sanitation Districts Financing Authority,
                 1993 Revenue Bonds, 4.750%, 12/01/23                                Aa      12/03 at 102      10,432,170
   7,600,000   County of Santa Clara, California, 1986 Certificates of
                 Participation (Capital Project I), 8.000%, 10/01/06
                 (Pre-refunded to 10/01/96)                                         AAA      10/96 at 102       7,779,588
   8,050,000   The Regents of the University of California, Refunding Revenue
                 Bonds (Multiple Purpose Projects), Series A,  6.875%, 9/01/16
                 (Pre-refunded to 9/01/02)                                           A-       9/02 at 102       9,085,150
-------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.3%
  31,750,000   Colorado Housing and Finance Authority, Single-Family Housing
                 Revenue Refunding Bonds, 1991 Series A, 7.250%, 11/01/31            Aa      11/01 at 102      33,644,840
   3,045,000   City and County of Denver, Colorado, Airport System Revenue
                 Bonds, Series 1992A, 7.250%, 11/15/25                              Baa      11/02 at 102       3,381,351
-------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT - 0.2%
   2,250,000   Connecticut Housing Finance Authority, Housing Mortgage
                 Finance Program Bonds, 1990 Series B, 1990 Subseries B1,
                 7.550%, 11/15/08                                                    Aa      11/00 at 102       2,274,638
   2,970,000   Connecticut Resources Recovery Authority, Bridgeport Resco
                 Company, L.P. Project Bonds, Series B, 8.625%, 1/01/04               A   1/97 at 101 1/2       3,039,350
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.3%
   7,560,000   Capitol Hill Towers, Inc., First Mortgage Revenue Bonds (FHA
                 Insured Mortgage-Section 8 Assisted Elderly Housing),
                 8.500%, 1/01/22                                                    N/R       1/97 at 102       7,811,824
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.3%
  13,630,000   State of Florida, Full Faith and Credit, State Board of Education,
                 Public Education Capital Outlay Refunding Bonds, 1995
                 Series D, 4.750%, 6/01/17                                           Aa       6/05 at 101      11,730,387
   4,500,000   Dade County Health Facilities Authority (Florida), Hospital
                 Revenue Bonds, Series 1987 (Mount Sinai Medical Center
                 Project), 8.400%, 12/01/07 (Pre-refunded to 12/01/99)              Aaa      12/99 at 102       4,825,170
-------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-         OPT. CALL           MARKET
AMOUNT                           DESCRIPTION                                      INGS*     PROVISIONS**            VALUE
--------------------------------------------------------------------------------------------------------------------------
               FLORIDA (CONTINUED)
$ 31,000,000   Hillsborough County Industrial Development Authority,
                Pollution Control Revenue Refunding Bonds (Tampa Electric
                Company Project), Series 1992, 8.000%, 5/01/22                      Aa2       5/02 at 103   $  35,815,230
   9,300,000   Jacksonville Electric Authority (Jacksonville, Florida), St. John's
                River Power Park System Special Obligation Bonds, First
                Crossover Series, 6.500%, 10/01/14                                  Aa1  10/99 at 101 1/2       9,793,179
  25,000,000   Orlando Utilities Commission, Water and Electric Subordinated
                Revenue Bonds, Series 1989D, 5.000%, 10/01/23                        Aa      10/99 at 100      21,868,000
   8,005,000   City of Pensacola Health Facilities Authority, Health Facilities
                Revenue Refunding Bonds, Series 1988 (Daughters of Charity
                National Health System Sacred Heart Hospital of Pensacola,
                Florida), 7.750%, 1/01/03 (Pre-refunded to 1/01/98)                 Aaa   1/98 at 101 1/2       8,495,386
   1,455,000   The Elderly Housing Corporation of Sarasota, Inc. (Elderly
                Housing Project for the Sarasota Housing Authority), First
                Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09                  A       1/97 at 103       1,502,549
--------------------------------------------------------------------------------------------------------------------------
               HAWAII - 0.3%
   8,000,000   Department of Budget and Finance of the State of Hawaii,
                Special Purpose Revenue Bonds, Kapiolani Health Care System
                Obligated Group (Pali Momi Medical Center Project), Series
                1991, 7.650%, 7/01/19 (Pre-refunded to 7/01/01)                     Aaa       7/01 at 102       9,124,320
--------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 18.2%
   8,500,000   Illinois Development Finance Authority, Revenue and Refunding
                Bonds, Series 1990A (Columbus-Cuneo-Cabrini Medical
                Center), 8.500%, 2/01/15 (Pre-refunded to 2/01/00)                  Baa       2/00 at 102       9,644,865
  17,075,000   Illinois Educational Facilities Authority, Revenue Refunding
                Bonds, The University of Chicago, Series 1993B,
                5.600%, 7/01/24                                                     Aa1       7/03 at 102      15,969,052
  10,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992
                (Highland Park Hospital), 6.200%, 10/01/22                          Aaa      10/02 at 102      10,122,800
   6,115,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Series 1993 (Illinois Masonic Medical Center),
                5.500%, 10/01/19                                                      A      10/03 at 102       5,547,711
  34,120,000   Illinois Health Facilities Authority, Revenue Bonds,
                Series 1993 (Rush-Presbyterian-St.Luke's Medical Center
                Obligated Group), 5.500%, 11/15/25                                  Aaa      11/03 at 102      31,319,089
   7,275,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994
                (Southern Illinois Hospital Services), 5.850%, 3/01/14              Aaa       3/04 at 102       7,208,216
  54,900,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A
                (Northwestern Memorial Hospital), 6.000%, 8/15/24                    Aa       8/04 at 102      54,420,723
  15,000,000   Illinois Health Facilities Authority, FHA Insured Mortgage
                Revenue Bonds, Series 1996 (Sinai Health System),
                6.000%, 2/15/24 (WI)                                                Aaa       2/06 at 102      14,635,050
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$ 10,425,000   Illinois Independent Higher Education Loan Authority,
                 Revenue Bonds, Northwestern University, Series 1983, 8.000%,
                 12/01/07                                                           Aa1      12/96 at 102    $ 10,717,734
  21,670,000   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),
                 Series O, 6.000%, 6/15/18                                          AAA       6/01 at 100      21,267,588
  14,200,000   State of Illinois, Build Illinois Bonds (Sales Tax Revenue
                 Bonds), Series S, 5.250%, 6/15/18                                  AAA       6/03 at 102      13,034,180
  15,100,000   State of Illinois, General Obligation Bonds, Series of March
                 1992 (Full Faith & Credit), 6.200%, 10/01/04                       AA-      10/02 at 102      16,189,465
               State of Illinois, General Obligation Bonds, Series of August
                 1992 (Full Faith & Credit):
  14,750,000     5.875%, 6/01/10                                                    AA-       6/02 at 102      14,903,843
   5,000,000     5.875%, 6/01/11                                                    AA-       6/02 at 102       5,024,150
  10,000,000   State of Illinois, General Obligation Bonds, Series of April 1993
                 (Full Faith & Credit), 5.700%, 4/01/18                             AA-       4/03 at 102       9,633,100
               The Illinois State Toll Highway Authority, Toll Highway
                 Priority Revenue Bonds, 1992 Series A:
  20,000,000     6.450%, 1/01/13                                                     A1       1/03 at 102      20,509,000
   8,655,000     6.200%, 1/01/16                                                    Aaa       1/03 at 102       8,894,830
  16,270,000   City of Chicago, General Obligation Bonds (Emergency
                 Telephone System) Series 1993, 5.625%, 1/01/23                     Aaa       1/03 at 102      15,497,012
   7,880,000   City of Chicago, General Obligation Bonds, Project Series 1993,
                 5.250%, 1/01/18                                                    Aaa       1/04 at 102       7,222,099
  22,260,000   Chicago Metropolitan Housing Development Corporation,
                 Housing Development Revenue Refunding Bonds (FHA-
                 Insured Mortgage Loans--Section 8 Assisted Projects) Series
                 1992B, 6.900%, 7/01/22                                              AA       7/02 at 102      23,017,953
   7,965,000   City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding
                 Series 1993, 5.000%, 1/01/16                                       Aaa       1/03 at 101       7,089,328
  56,000,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,
                 General Airport Revenue Refunding Bonds, 1993 Series  A,
                 5.000%, 1/01/16                                                     A1      1/04 at 102      50,020,320
  18,710,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,
                 General Airport Second Lien, Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18                                     Aaa       1/04 at 102      16,504,278
  22,335,000   City of Chicago, Water Revenue Bonds, Series 1995,
                 5.000%, 11/01/15                                                   Aaa      11/06 at 102      19,961,236
  25,380,000   The County of Cook, Illinois, General Obligation Bonds, Series
                 1993A, 5.000%, 11/15/23                                            Aaa      11/03 at 100      22,040,246
  17,300,000   DuPage Water Commission (DuPage, Cook and Will Counties,
                 Illinois) General Obligation Water Refunding Bonds, Series
                 1992, 5.750%, 3/01/11                                              Aaa       3/02 at 100      17,224,226
   9,500,000   DuPage Water Commission (DuPage, Cook and Will Counties,
                 Illinois) General Obligation Water Refunding Revenue Bonds,
                 Series 1993, 5.250%, 5/01/14                                        Aa       5/03 at 102       8,881,550
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND - CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$   2,000,000  Village of Hazel Crest, Illinois, Hospital Facilities Revenue
                Refunding and Improvement Bonds (South Suburban Hospital
                Foundation Project), Series 1987, 9.125%, 7/01/17
                (Pre-refunded to 7/01/97)                                           AAA       7/97 at 102     $ 2,122,040
   56,180,000  Metropolitan Pier & Exposition Authority (Illinois) McCormick
                Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/27         A+       6/03 at 102      57,017,644
    5,000,000  Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation
                Refunding Bonds, Series 1993C, 5.800%, 6/01/13                      Aaa       6/03 at 102       5,006,600
               The Elderly Housing Corporation of Zion, Illinois, Housing
                Development Revenue Bonds (Dell-Zion Associates Section 8
                Assisted Project) Series 1978:
      165,000   7.250%, 3/01/98                                                       A       3/97 at 102         167,109
    1,705,000   7.750%, 3/01/10                                                       A       3/97 at 102       1,744,232
--------------------------------------------------------------------------------------------------------------------------
               INDIANA - 3.1%
    3,135,000  City of Indianapolis, Indiana, Resource Recovery Revenue Bonds
                (Ogden Martin Systems of Indianapolis, Inc. Project),
                7.900%, 12/01/08                                                      A      12/96 at 103       3,252,249
   47,100,000  Indiana Health Facilities Financing Authority, Hospital Revenue
                Bonds (Daughters of Charity) Series 1993,
                5.750%, 11/15/22                                                     Aa      11/03 at 102      45,279,114
   11,590,000  Indiana Health Facility Financing Authority, Hospital Revenue
                Refunding Bonds, Series 1992A (Methodist Hospital of
                Indiana, Inc.), 5.750, 9/01/11                                      Aaa       9/02 at 102      11,498,091
   12,550,000  Indiana State Office Building Commission, Capital Complex
                Revenue Bonds, Series 1987 (State Office Building II
                Facility), 8.750%, 7/01/12  (Pre-refunded to 7/01/97)               Aaa       7/97 at 102      13,289,070
   10,000,000  Indiana State Office Building Commission Correctional
                Facilities Program, Revenue Bonds, Series 1991, 6.375%, 7/01/16      A1      12/01 at 102      10,261,000
    2,500,000  The Indianapolis Local Public Improvement Bond Bank, Series
                1992 D Bonds, 6.750%, 2/01/20                                        A+       2/03 at 102       2,669,150
    2,470,000  Southwind Housing, Inc., 7.125%, 11/15/21                             AA      No Opt. Call       2,863,397
--------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.3%
    3,720,000  Iowa Housing Finance Authority, Single Family Mortgage Bonds,
                1977 Series A, 5.875%, 8/01/08                                      Aaa       2/97 at 101       3,738,488
    3,815,000  City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy
                Hospital Project), Series 1992, 6.625%, 7/01/14                     Aaa       7/02 at 102       4,116,805
--------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 3.2%
    3,790,000  Kentucky Housing Corporation, Housing Revenue Bonds (FHA
                Insured/VA Guaranteed) 1991 Series A, 7.250%, 1/01/17               Aaa       7/01 at 102       3,993,485
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               KENTUCKY (CONTINUED)
               Kentucky Housing Corporation, Housing Revenue Bonds, 1993
                 Series B (Federally Insured or Guaranteed Mortgage Loans):
$ 17,600,000     5.300%, 7/01/10                                                    Aaa       1/04 at 102    $ 17,029,056
  14,400,000     5.400%, 7/01/14                                                    Aaa       1/04 at 102      13,641,408
               The Turnpike Authority of Kentucky, Resource Recovery Road
                 Revenue Refunding Bonds, 1987 Series A:
   9,860,000     8.000%, 7/01/03                                                    A+        7/97 at 102      10,351,718
   8,980,000     5.000%, 7/01/08                                                    A+        7/97 at 100       8,596,285
  34,500,000   County of Carroll, Kentucky, Collateralized Pollution Control
                 Revenue Bonds (Kentucky Utilities Company Project), 1992
                 Series A, 7.450%, 9/15/16                                          AA        9/02 at 102      39,071,940
----------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.8%
               Maine State Housing Authority, Mortgage Purchase Bonds,
                 1994 Series A:
  13,650,000     5.650%, 11/15/20                                                   AA--      2/04 at 102      12,860,348
  10,000,000     5.700%, 11/15/26                                                   AA--      2/04 at 102       9,371,700
----------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 3.3%
  15,000,000   Massachusetts Bay Transportation Authority, Certificates of
                 Participation, 1990 Series A, 7.650%, 8/01/15
                 (Pre-refunded to 8/01/00)                                          Aaa       8/00 at 102      16,899,900
               Massachusetts Water Resources Authority, General Revenue
                 Bonds, 1990 Series A:
   6,500,000     7.500%, 4/01/16 (Pre-refunded to 4/01/00)                          Aaa       4/00 at 102       7,244,575
   9,500,000     6.000%, 4/01/20                                                      A       4/00 at 100       9,375,550
               Massachusetts Water Resources Authority, General Revenue
                 Refunding Bonds, 1993 Series B:
  14,765,000     5.250%, 3/01/13                                                      A       3/03 at 102      13,835,396
  10,795,000     5.000%, 3/01/22                                                      A       3/03 at 100       9,413,240
  24,650,000   Massachusetts Water Resources Authority, General Revenue
                 Bonds, 1993 Series C, 5.250%, 12/01/20                               A       12/04 at 102     22,315,399
  14,670,000   The Commonwealth of Massachusetts, General Obligation
                 Refunding Bonds, 1993 Series C, 4.700%, 8/01/02                     A1       No Opt. Call     14,590,929
----------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 4.9%
   4,000,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 Bonds (Henry Ford Hospital) Series 1985A, 7.500%, 7/01/13
                 (Pre-refunded to 1/01/97)                                          Aaa       1/97 at 102       4,127,560
               Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds (The Detroit Medical Center Obligated
                 Group) Series 1993B:
  19,585,000     5.750%, 8/15/13                                                      A       8/04 at 102      18,716,993
  56,000,000     5.500%, 8/15/23                                                      A       8/04 at 102      50,996,400
   3,000,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 Refunding Bonds (Genesys Health System Obligated Group)
                 Series 1995A, 7.500%, 10/01/27                                     Baa       10/05 at 100      3,125,910
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-        OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (CONTINUED)
$ 10,000,000   Michigan State Housing Development Authority, Rental Housing
                Revenue Bonds, 1992 Series A, 6.600%, 4/01/12                        A+      10/02 at 102    $ 10,301,900
  12,080,000   Michigan State Housing Development Authority, Rental Housing
                Revenue Bonds, 1994 Series B, 5.700%, 4/01/12                       Aaa       4/04 at 102      11,907,739
  15,000,000   School District of the City of Detroit, Wayne County, Michigan,
                School Building and Site Improvement Bonds (Unlimited Tax
                General Obligation), Series 1996A, 5.700%, 5/01/25                  Aaa       5/06 at 102      14,596,200
   5,000,000   City of Detroit, Michigan, Sewage Disposal System Revenue
                Refunding Bonds, Series 1987, 8.250%, 7/01/05
                (Pre-refunded to 7/01/97)                                             A       7/97 at 102       5,270,250
  16,805,000   Hospital Finance Authority of the City of St. Joseph, Revenue
                Refunding Bonds (Mercy Memorial Medical Center Obligated
                Group) Series 1993, 5.250%, 1/01/16                                 Aaa       1/04 at 102      15,636,044
   5,000,000   Regents of the University of Michigan, Hospital Revenue
                Refunding Bonds, Series 1986A, 6.625%, 12/01/10                      Aa      12/96 at 100       5,017,550
-------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 0.4%
   2,520,000   Minnesota Housing Finance Agency, Housing Development
                Bonds, 1977 Series A, 6.250%, 2/01/20                                AA       2/97 at 101       2,545,931
  10,100,000   Minnesota Housing Finance Agency, Rental Housing Bonds,
                1995 Series D (Non-AMT), 5.800%, 8/01/11                            Aaa       2/05 at 102      10,089,496
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.8%
  15,750,000   Health and Educational Facilities Authority of the State of
                Missouri, Health Facilities Refunding and Improvement
                Revenue Bonds (Heartland Health System's Project), Series
                1989, 8.125%, 10/01/10                                             BBB+  10/99 at 102 1/2      17,598,893
   6,195,000   Missouri Housing Development Commission, Housing
                Development Bonds, Series B 1979 (Federally
                Insured Mortgage Bonds), 7.000%, 9/15/22                            AA+   3/97 at 101 1/2       6,314,006
-------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.4%
  38,250,000   Consumers Public Power District, Nebraska, Nuclear Facility
                Revenue Bonds, 1968 Series, 5.100%, 1/01/03                          A1       7/97 at 100      38,290,928
   2,475,000   Hospital Authority No. 1 of Hall County, Nebraska, Hospital
                Facility Revenue Bonds (Lutheran Hospitals and Homes
                Society Grand Island Project) Series 1977,  6.750%, 12/01/07         Aa      12/96 at 103       2,549,646
-------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.2%
   7,130,000   City of Reno, Nevada, Insured Hospital Revenue Bonds
                (St. Mary's Regional Medical Center), Series 1993A,
                5.800%, 5/15/13                                                     Aaa       5/03 at 102       7,099,127
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 0.3%
   8,500,000   The Industrial Development Authority of the State of New
                Hampshire, Pollution Control Revenue Bonds (Central Maine
                Power Company Project, 1984 Series B), 7.375%, 5/01/14             Baa3      12/01 at 103       8,925,085
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 0.4%
$10,750,000    New Jersey Housing and Mortgage Finance Agency, Housing
                 Revenue Bonds, 1992 Series A, 6.950%, 11/01/13                      A+       5/02 at 102    $ 11,355,763
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 6.9%
  8,000,000    New York Local Government Assistance Corporation (A Public
                Benefit Corporation of the State of New York), Series 1991D
                Bonds, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)                    Aaa       4/02 at 102       9,028,320
               New York State Housing Finance Agency, Health Facilities
                Revenue Bonds (New York City), 1990 Series A Refunding:
 16,160,000     8.000%, 11/01/08 (Pre-refunded to 11/01/00)                         Aaa      11/00 at 102      18,525,339
  3,330,000     8.000%, 11/01/08                                                   BBB+      11/00 at 102       3,709,620
  7,250,000    Power Authority of the State of New York, General Purpose
                Bonds, Series CC, 5.250%, 1/01/18                                    Aa       1/03 at 102       6,636,505
 11,490,000    State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Eighth Series A, 6.875%, 4/01/17                                     Aa      10/96 at 102      11,731,060
 10,725,000    Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.000%, 11/01/13                                       AA      11/03 at 102       9,547,502
 16,270,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 59 Bonds, 7.750%, 7/01/06                           Aa       7/97 at 102      17,038,107
 14,250,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 60 Bonds, 6.000%, 7/01/08                           Aa       7/97 at 100      14,346,188
 18,565,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 62 Bonds, 6.750%, 7/01/06                           Aa       7/97 at 102      19,253,205
 16,500,000    The City of New York, General Obligation Bonds, Fiscal 1994
                Series C, 4.875%, 10/01/01                                         Baa1      No Opt. Call      16,193,760
  2,350,000    The City of New York, General Obligation Bonds, Fiscal 1996
                Series C, 6.000%, 8/15/04                                          Baa1      No Opt. Call       2,372,090
  5,000,000    The City of New York, General Obligation Bonds, Fiscal 1988
                Series A, 8.125%, 11/01/06 (Pre-refunded to 11/01/97)               Aaa  11/97 at 101 1/2       5,307,500
  8,000,000    The City of New York, General Obligation Bonds, Fiscal 1994
                Series D, 5.750%, 8/15/11                                          Baa1       8/03 at 102       7,533,200
  8,525,000    The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12
                (Pre-refunded to 8/01/02)                                           Aaa   8/02 at 101 1/2       9,461,130
 14,000,000    The City of New York, General Obligation Bonds, Fiscal 1995
                Series F, 6.625%, 2/15/25                                          Baa1       2/05 at 101      14,210,280
               The City of New York, General Obligation Bonds, Fiscal 1996
                Series G:
  7,500,000     5.900%, 2/01/05                                                    Baa1      No Opt. Call       7,455,450
 12,655,000     5.750%, 2/01/17                                                    Baa1   2/06 at 101 1/2      11,649,813
  8,600,000    New York City Municipal Water Finance Authority, Water and
                Sewer Revenue Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17            A   6/02 at 101 1/2       8,463,690
  5,000,000    Triborough Bridge and Tunnel Authority (New York), General
                Purpose Revenue Bonds, Series 1994A, 4.750%, 1/01/19                 Aa       1/04 at 100       4,244,250
-------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 3.3%
$ 17,290,000   North Carolina Eastern Municipal Power Agency, Power System
                Revenue Bonds, Refunding Series 1988A, 8.000%, 1/01/21
                (Pre-refunded to 1/01/98)                                         Aaa         1/98 at 102    $ 18,472,636
  68,150,000   North Carolina Eastern Municipal Power Agency, Power System
                Revenue Bonds, Refunding Series 1993B, 6.250%, 1/01/12              A         1/03 at 102      68,043,005
   5,545,000   North Carolina Municipal Power Agency Number 1, Catawba
                Electric Revenue Refunding Bonds, Series 1988, 7.625%, 1/01/14    Aaa         1/98 at 102       5,875,371
               Housing Authority of the City of Wilmington, North Carolina,
                First Mortgage Revenue Bonds, Series 1979:
     115,000    7.750%, 6/01/98                                                    AA        No Opt. Call         116,570
   1,195,000    7.750%, 6/01/10                                                    AA        No Opt. Call       1,212,053
-------------------------------------------------------------------------------------------------------------------------
               OHIO - 0.1%
     500,000   State of Ohio (Ohio Building Authority), State Facilities
                Refunding Bonds (Toledo Government Center, 1985 Series A),
                9.100%, 10/01/04                                                 AA--        10/96 at 102         512,240
-------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 0.3%
   5,375,000   The Comanche County Hospital Authority (Lawton, Oklahoma),
                Hospital Revenue Bonds, Series 1989, 8.050%, 7/01/16
                (Pre-refunded to 7/01/99)                                         AAA         7/99 at 102       5,977,323
   2,970,000   Midwest City Memorial Hospital Authority (Midwest City,
                Oklahoma) Hospital Revenue Bonds, Series 1992,
                7.375%, 4/01/12 (Pre-refunded to 4/01/02)                        BBB+         4/02 at 102       3,344,933
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 3.4%
               Pennsylvania Housing Finance Agency, Multi-Family Housing
                Refunding Bonds (Federal Housing Administration Insured
                Mortgage Loans) Issue FHA-1992:
   4,025,000    8.100%, 7/01/13                                                   AAA         7/02 at 102       4,396,749
  16,830,000    8.200%, 7/01/24                                                   AAA         7/02 at 102      18,379,202
  22,500,000   Pennsylvania Housing Finance Agency, Rental Housing
                Refunding Bonds, Issue 1993, 5.750%, 7/01/14                      Aaa         7/03 at 102      22,128,750
  16,600,000   Pennsylvania Intergovernmental Cooperation Authority,
                Special Tax Revenue Refunding Bonds (City of Philadelphia
                Funding Program), Series of 1993A, 5.000%, 6/15/22                Aaa         6/03 at 100      14,601,692
  10,000,000   Lehigh County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds, 1994 Series B (Pennsylvania
                Power and Light Company Project), 6.400%, 9/01/29                 Aaa         9/04 at 102      10,431,300
   9,300,000   City of Philadelphia, Pennsylvania, Airport Revenue Bonds,
                Series 1978, Philadelphia International Airport,
                6.200%, 6/15/06                                                   A--         6/97 at 100       9,303,255
               City of Philadelphia, Pennsylvania, Water and Sewer Revenue
                Bonds, Sixteenth Series:
  10,000,000    7.500%, 8/01/10 (Pre-refunded to 8/01/01)                         AAA         8/01 at 102      11,401,800
   7,000,000    7.000%, 8/01/18 (Pre-refunded to 8/01/01)                         AAA         8/01 at 100       7,717,220
-------------------------------------------------------------------------------------------------------------------------


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 0.2%
$ 7,595,000    Rhode Island Convention Center Authority, Refunding Revenue
                 Bonds, 1993 Series B, 5.000%, 5/15/20                              Aaa       5/03 at 100    $  6,653,144
-------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.8%
 20,750,000    Piedmont Municipal Power Agency, Electric Revenue Bonds,
                 1988 Refunding Series A, 7.400%, 1/01/18                           Aaa       1/98 at 102      21,926,318
-------------------------------------------------------------------------------------------------------------------------
               TEXAS - 4.2%
               City of Austin, Texas, Water, Sewer and Electric Refunding
                 Revenue Bonds, Series 1982:
    300,000      14.000%, 11/15/01 (Pre-refunded to 5/15/99)                          A       5/99 at 100         356,943
 18,415,000      14.000%, 11/15/01                                                    A      No Opt. Call      23,826,111
  4,000,000      11.000%, 11/15/02 (Pre-refunded to 5/15/97)                        AAA       5/97 at 100       4,196,080
 28,500,000    Brazos River Authority (Texas), Collateralized Revenue
                 Refunding Bonds (Houston Lighting and Power Company
                 Project), Series 1995, 5.800%, 8/01/15                             Aaa       8/00 at 102      28,256,325
 24,800,000    Harris County, Texas, Toll Road Senior Lien Revenue Refunding
                 Bonds, Series 1994, 5.300%, 8/15/13                                Aaa       8/04 at 102      23,675,568
  7,000,000    Harris County Health Facilities Development Corporation
                 (Texas), Hospital Revenue Bonds (St. Luke's Episcopal Hospital
                 Project), Series 1991A, 6.750%, 2/15/21                             Aa       2/01 at 102       7,374,920
  3,345,000    City of Houston, Texas, Water and Sewer System Prior Lien
                 Revenue Bonds, Series 1986, 8.200%, 12/01/15
                 (Pre-refunded to 12/01/96)                                         AAA      12/96 at 102       3,447,959
               City of San Antonio, Texas, Electric and Gas Systems Revenue
                 Improvement Bonds, New Series 1988:
  5,000,000      8.000%, 2/01/09 (Pre-refunded to 2/01/98)                          Aaa       2/98 at 102       5,357,500
  3,500,000      8.000%, 2/01/16 (Pre-refunded to 2/01/98)                          Aaa       2/98 at 102       3,750,250
 16,000,000    City of San Antonio, Texas, Electric and Gas Systems Revenue
                 Refunding Bonds, New Series 1992, 5.000%, 2/01/17                  Aa1       2/02 at 101      14,242,080
  5,615,000    City of San Antonio, Texas (Bexar County, Texas) Prior Lien
                 Sewer System Revenue Improvement Bonds, Series 1987,
                 7.900%, 5/01/14 (Pre-refunded to 5/01/97)                          Aaa   5/97 at 101 1/2       5,846,170
-------------------------------------------------------------------------------------------------------------------------
                 UTAH - 3.0%
                 Intermountain Power Agency (Utah), Power Supply Revenue
                   Refunding Bonds, 1993 Series A:
  6,300,000        5.500%, 7/01/13                                                   Aa       7/03 at 103       6,049,008
 39,990,000        5.000%, 7/01/23                                                   Aa       7/03 at 100      34,471,780
 16,260,000      Intermountain Power Agency (Utah), Power Supply Revenue
                   Bonds, Series 1987B, 7.200%, 7/01/19                              Aa       7/97 at 102      16,879,669
 30,000,000      Intermountain Power Agency Power Supply Refunding Bonds,
                   1997 Series B, 5.750%, 7/01/19 (WI)                              Aaa       7/07 at 102      28,032,900
  1,615,000      Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd.
                   Project--K-Mart Guaranteed), 8.750%, 6/01/05                     Ba3      12/96 at 100       1,614,612
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               VERMONT - 0.1%
$    235,000   University of Vermont and State Agricultural College, Housing,
                Dining and Student Services Facilities System Bonds, Lot 1
                Series 1969-A, 6.300%, 7/01/06                                       A1       1/97 at 101    $    238,071
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 3.9%
  50,000,000   Virginia Housing Development Authority, Commonwealth Mortgage
                Bonds, 1992 Series A, 7.150%, 1/01/33                               Aa1       1/02 at 102      53,001,500
   3,275,000   Virginia Housing Development Authority, Multi-Family
                Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21                     AA+      11/96 at 101       3,311,844
               Virginia Housing Development Authority, Multi-Family
                Housing Bonds, 1993 Series C:
  19,080,000    5.550%, 5/01/08                                                     AA+       5/03 at 102      18,868,784
  28,075,000    5.900%, 5/01/14                                                     AA+       5/03 at 102      28,041,872
   6,240,000   Chesapeake Hospital Authority, Virginia, Hospital Facility
                Revenue Bonds (Chesapeake General Hospital), Series 1988,
                7.625%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102       6,724,973
     870,000   Industrial Development Authority of the City of Chesapeake,
                Medical Facility Insured--Mortgage Revenue Bonds (Medical
                Facilities of America XIV Project) Series 1979,
                7.500%, 9/01/01                                                     N/R      No Opt. Call         874,994
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 6.7%
  14,260,000   Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A, 7.000%, 7/01/07              Aa1      No Opt. Call      15,608,853
   7,805,000   Washington Public Power Supply System, Nuclear Project No. 1,
                7.000%, 7/01/09                                                     Aa1      No Opt. Call       8,764,547
   5,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1989B, 7.125%, 7/01/16              Aa1      No Opt. Call       5,618,600
               Washington Public Power Supply System, Nuclear
                Project No. 1, Refunding Revenue Bonds, Series 1993A:
  18,500,000    5.750%, 7/01/13                                                     Aa1       7/03 at 102      17,794,595
  10,000,000    5.700%, 7/01/17                                                     Aaa       7/03 at 102       9,536,500
  10,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15              Aa1       7/03 at 102       9,126,000
   8,835,000   Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18              Aa1       7/03 at 102       8,294,386
               Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1993C:
   9,180,000    5.300%, 7/01/10                                                     Aa1       7/03 at 102       8,486,543
  51,070,000    5.375%, 7/01/15                                                     Aa1       7/03 at 102      46,606,481
  11,545,000    5.500%, 7/01/18                                                     Aa1       7/03 at 102      10,564,713
   6,505,000   Public Utility District No. 1 of Chelan County, Rocky Reach
                Hydro-Electric System Revenue Bonds, Series of 1968,
                5.125%, 7/01/23                                                     A1        7/97 at 100       6,240,961
 25,986,000    Public Utility District No. 1 of Chelan County, Rocky Reach
                Hydro-Electric System Revenue Bonds, Series of 1957,
                5.000%, 7/01/13                                                     A1        7/97 at 100      25,782,788
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                             RAT-       OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                          INGS*    PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (CONTINUED)
$    6,805,000  Columbia Storage Power Exchange, Columbia Storage Power
                 Exchange Revenue Bonds, 3.875%, 4/01/03                              Aa      10/96 at 100  $    6,806,020
    16,250,000  Public Utility District No. 1 of Douglas County, Washington,
                 Wells Hydroelectric Revenue Bonds, Series of 1963,
                 4.000%, 9/01/18                                                      A+       9/97 at 101      13,491,724
--------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.2%
    13,700,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1991 (Columbia Hospital, Inc.),
                 6.250%, 11/15/21                                                    Aaa      11/01 at 102      13,892,484
     9,830,000  Wisconsin Health and Educational Facilities Authority,
                 Health Facilities Refunding Revenue Bonds (SSM Health Care),
                 Series 1992A, 6.250%, 6/01/20                                       Aaa       6/02 at 102       9,976,368
     6,000,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1992A (Meriter Hospital, Inc.),
                 6.000%, 12/01/22                                                    Aaa      12/02 at 102       5,995,380
    18,500,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1993 (Aurora Health Care Obligated
                 Group), 5.250%, 8/15/23                                             Aaa       8/03 at 102      16,554,910
     3,250,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1994A (Froedtert Memorial Lutheran
                 Hospital, Inc.), 5.875%, 10/01/13                                   Aaa      10/04 at 102       3,239,404
    32,000,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1996 (Aurora Medical Group, Inc.
                 Project), 5.750%, 11/15/25                                          Aaa       5/06 at 102      30,457,280
     4,500,000  Wisconsin Housing and Economic Development Authority,
                 Insured Mortgage Revenue Refunding Bonds, 1977 Series A,
                 5.800%, 6/01/17                                                       A      No Opt. Call       4,416,524
     8,500,000  Wisconsin Housing and Economic Development Authority,
                 Multi-Family Housing Revenue Bonds, 1992 Series B,
                 7.050%, 11/01/22                                                     A1       4/02 at 102       8,918,284
    28,200,000  Wisconsin Housing and Economic Development Authority,
                 Housing Revenue Bonds, 1993 Series C, 5.800%, 11/01/13               A1      12/03 at 102      27,538,991
--------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.3%
     8,000,000  Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
                 Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)             AAA       7/98 at 102       8,680,480
--------------------------------------------------------------------------------------------------------------------------
$2,935,541,000  Total Investments -- (cost $2,754,323,751) -- 99.5%                                          2,849,912,859
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.2%
$  6,900,000   Jasper County Pollution Control Bonds (Northern Indiana
                Public Service Co.), Series 1994B, Variable Rate Demand
                Bonds, 3.850%, 6/01/13+                                          VMIG-1                      $  6,900,000
   7,300,000   North Central Texas Health Facilities Development Corporation,
                Hospital Revenue Bonds, Series 1985-B, (Methodist Hospitals
                of Dallas), Variable Rate Demand Bonds, 3.750%, 10/01/15+           A-1                         7,300,000
  12,900,000   Sabine River Authority of Texas, Collateralized Pollution Control
                Revenue Refunding Bonds (Texas Utilities Electric Company
                Project) Series 1996A, Variable Rate Demand Bonds,
                3.850%, 3/01/26+                                                 VMIG-1                        12,900,000
   3,600,000   Schuylkill County Industrial Development Authority Resource
                Recovery (Northeastern Power Co. Project), 1985 Variable Rate
                Demand Bonds, 3.850%, 12/01/11+                                     A-1                         3,600,000
   2,400,000   Regents of the University of Michigan, Hospital Revenue Bonds,
                Series 1995A (Adjustable Rate Demand), Variable Rate
                Demand Bonds, 3.850%, 12/01/27+                                  VMIG-1                         2,400,000
-------------------------------------------------------------------------------------------------------------------------
$ 33,100,000   Total Temporary Investments -- 1.2%                                                             33,100,000
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (0.7)%                                                        (18,432,051)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $2,864,580,808
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER             MARKET        MARKET
                      STANDARD & POOR'S                   MOODY'S            OF ISSUES              VALUE       PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                          AAA                       Aaa                   81     $  979,345,068           34%
RATINGS*                  AA+, AA, AA--         Aa1, Aa, Aa2, Aa3                   73      1,072,698,702           37
PORTFOLIO OF                         A+                        A1                   18        329,218,069           11
INVESTMENTS                      A, A--                 A, A2, A3                   24        327,425,990           11
(EXCLUDING             BBB+, BBB, BBB--     Baa1, Baa, Baa2, Baa3                   15        130,923,600            5
TEMPORARY                  BB+, BB, BB-         Ba1, Ba, Ba2, Ba3                    1          1,614,612            1
INVESTMENTS):                 Non-rated                 Non-rated                    2          8,686,818            1
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              214     $2,849,912,859          100%
-------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN INSURED MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA -- 8.1%
$  5,600,000   The Alabama Public Health Care Authority, Mortgage Revenue
                Bonds, Series 1996, 6.000%, 10/01/25                                Aaa      10/06 at 102    $  5,595,800
   2,120,000   The Water Supply Board of the City of Albertville (Alabama)
                Water Revenue Bonds, Series 1992, 6.700%, 3/01/11                   Aaa       3/02 at 102       2,301,917
   3,500,000   City of Athens, Alabama, Electric Revenue Warrants,
                Series 1995, 6.000%, 6/01/25                                        Aaa       6/05 at 102       3,539,690
   4,795,000   The Governmental Utility Services Corporation of the City of
                Auburn, Floating/Fixed Rate Wastewater Treatment Revenue
                Bonds, Series 1984 (Merscot-Auburn Limited
                Partnership Project), 7.300%, 1/01/12                               Aaa      12/99 at 102       5,195,526
   1,875,000   The Special Care Facilities Financing Authority of the City of
                Birmingham-Baptist Medical Centers (Alabama), Revenue Bonds,
                Series 1991-A (The Baptist Medical Centers), 7.000%, 1/01/21        Aaa       1/01 at 102       2,021,063
   1,225,000   The Utilities Board of the City of Daphne (Alabama), Water,
                Gas and Sewer Revenue Refunding Bonds,
                Series 1990B, 7.350%, 6/01/20                                       Aaa       6/00 at 102       1,351,714
   6,750,000   The Public Building Authority of the City of Huntsville
                (Alabama), Municipal Justice and Public Safety Center Lease
                Revenue Bonds, Series 1996A, 6.000%, 10/01/25                       Aaa      10/05 at 102       6,823,103
   3,000,000   City of Madison (Alabama), General Obligation School
                Warrants, Series 1994, 6.250%, 2/01/19                              Aaa       2/04 at 102       3,104,430
   5,500,000   City of Madison (Alabama), General Obligation Warrants,
                Series 1995, 6.000%, 4/01/23                                        Aaa       4/05 at 102       5,561,930
   3,000,000   Mobile County, Alabama, General Obligation Tax Pledge
                Warrants, Series 1991, 6.700%, 2/01/11
                (Pre-refunded to 2/01/00)                                           Aaa       2/00 at 102       3,253,740
  12,000,000   The Medical Clinic Board of The City of Montgomery, Alabama,
                Health Care Facility Revenue Bonds, Jackson Hospital and
                Clinic, Series 1996, 6.000%, 3/01/26                                Aaa       3/06 at 102      11,991,720
               City of Muscle Shoals, Alabama, General Obligation Various
                Purpose Warrants, Series 1996:
   1,725,000    5.800%, 8/01/16                                                     Aaa       2/06 at 102       1,717,048
   3,000,000    5.900%, 8/01/25                                                     Aaa       2/06 at 102       3,001,050
   3,000,000   The Utilities Board of the City of Oneonta (Alabama), Utility
                Revenue Bonds, Series 1994, 6.900%, 11/01/24                        Aaa      11/04 at 102       3,337,890
               West Morgan-East Lawrence Water Authority, Water Revenue
                Bonds, Series 1994:
   2,200,000    6.800%, 8/15/19                                                     Aaa       8/04 at 102       2,429,614
   3,000,000    6.850%, 8/15/25                                                     Aaa       8/04 at 102       3,322,710
               ALASKA -- 1.1%
   8,565,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
                1996 Series A, 6.000%, 12/01/15 (WI)                                Aaa       6/06 at 102       8,506,073
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA -- 2.3%
               The Industrial Development Authority of the County of Mohave,
                Baptist Hospital System Revenue Bonds, Series 1996:
$  1,000,000    5.500%, 9/01/21                                                     Aaa       9/06 at 102    $    942,450
   1,000,000    5.750%, 9/01/26                                                     Aaa       9/06 at 102         971,490
   5,000,000   Navajo County, Arizona, Pollution Control Corporation,
                Pollution Control Revenue Refunding Bonds (Arizona Public
                Service Company), 1993 Series A, 5.875%, 8/15/28                   Baa1       8/03 at 102       4,837,000
   6,000,000   Tempe Union High School District No. 213 of Maricopa County,
                Arizona, School Improvement and Refunding Bonds,
                Series 1994, 6.000%, 7/01/10                                        Aaa       7/04 at 101       6,256,800
   5,000,000   City of Tucson, Arizona, Water System Revenue Bonds,
                Series 1994-A (1996), 6.000%, 7/01/21                               Aaa       7/06 at 101       5,060,800
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS -- 0.2%
   1,500,000   City of Jonesboro, Arkansas, Residential Housing and Health
                Care Facilities Board, Hospital Revenue Refunding and
                Construction Bonds (St. Bernards Regional Medical Center),
                Series 1996 B, 5.900%, 7/01/16                                      Aaa       7/06 at 102       1,490,325
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA -- 9.7%
   5,000,000   California Health Facilities Financing Authority, Insured Health
                Facility Refunding Revenue Bonds (Mark Twain St. Joseph's
                HealthCare Corporation), 1996 Series A, 6.000%, 7/01/25             Aaa       7/06 at 102       4,996,100
   3,525,000   Brea Public Financing Authority (Orange County, California),
                1991 Tax Allocation Revenue Bonds, Series A
                (Redevelopment Project AB), 7.000%, 8/01/15
                (Pre-refunded to 8/01/01)                                           Aaa       8/01 at 102       3,955,685
   4,150,000   Fairfield Public Financing Authority (Solano County, California)
                1993 Revenue Bonds, Series C (Fairfield Redevelopment
                Projects), 5.500%, 8/01/23                                          Aaa       8/03 at 102       3,898,012
               Los Angeles Convention and Exhibition Center Authority,
                Lease Revenue Bonds, 1993 Refunding Series A,
                The City of Los Angeles (California):
  14,740,000    5.375%, 8/15/18                                                     Aaa       8/03 at 102      13,785,143
   2,500,000    5.600%, 12/01/28                                                    Aaa      12/03 at 102       2,376,600
  11,630,000   Los Angeles County Sanitation Districts Financing Authority,
                Capital Projects Revenue Bonds, 1993 Series A
                (Senior Ad Valorem Obligation Bonds), 5.250%, 10/01/19              Aaa      10/03 at 102      10,634,937
  13,750,000   Ontario Redevelopment Financing Authority (San Bernardino
                County, California) 1993 Revenue Bonds (Ontario
                Redevelopment Project No. 1), 5.800%, 8/01/23                       Aaa      No Opt. Call      13,466,888
   5,295,000   County of Riverside, California (1994 Desert Justice Facility
                Project) Certificates of Participation, 6.000%, 12/01/12            Aaa      12/04 at 101       5,409,372
   2,250,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)            Aaa       9/01 at 102       2,480,805
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$  6,050,000   The Regents of the University of California Refunding
                Revenue Bonds (1989 Multiple Purpose Projects),
                Series C, 5.000%, 9/01/23                                           Aaa       9/03 at 102    $  5,293,327
  10,000,000   The Regents of the University of California, Revenue Bonds
                (Multiple Purpose Projects), Series D, 6.375%, 9/01/24              Aaa       9/02 at 102      10,478,000
-------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.2%
   1,070,000   City of Colorado Springs, Colorado, Hospital Revenue and
                Refunding Bonds, Series 1995, 6.000%, 12/15/24                      Aaa      12/05 at 102       1,069,165
   4,500,000   Board of Water Commissioners, City and County of Denver,
                Colorado, Certificates of Participation, Series 1991,
                6.625%, 11/15/11                                                    Aaa      11/01 at 101       4,843,530
   3,500,000   Jefferson County, Colorado, Refunding Certificates
                of Participation, 6.650%, 12/01/08                                  Aaa      12/02 at 102       3,864,840
-------------------------------------------------------------------------------------------------------------------------
               DELAWARE - 0.5%
   3,600,000   Delaware Economic Development Authority, Pollution Control
                Refunding Revenue Bonds (Delmarva Power & Light
                Company Project) Series 1992B, 6.750%, 5/01/19                      Aaa       5/02 at 102       3,921,660
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 1.1%
   2,500,000   District of Columbia (Washington, D.C.) General Obligation
                Bonds (Series 1990B), 7.500%,
                6/01/10 (Pre-refunded to 6/01/00)                                   Aaa       6/00 at 102       2,789,650
   6,000,000   District of Columbia (Washington, D.C.) General Obligation
                Bonds, Series 1994B, 6.100%, 6/01/11                                Aaa       6/04 at 102       6,087,360
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 0.7%
               Florida Keys Aqueduct Authority, Water Refunding Revenue
                Bonds, Series 1991:
     920,000    6.750%, 9/01/21 (Pre-refunded to 9/01/01)                           Aaa       9/01 at 101       1,012,883
      80,000    6.750%, 9/01/21                                                     Aaa       9/01 at 101          86,331
               Brevard County, Florida, Utility Revenue Bonds, Series 1985B:
   1,520,000    7.375%, 3/01/14 (Pre-refunded to 3/01/98)                           Aaa       3/98 at 102       1,620,001
     260,000    7.375%, 3/01/14                                                     Aaa       3/98 at 102         276,060
   2,405,000   South Broward Hospital District (Florida) Hospital Revenue and
                Refunding Revenue Bonds, Series 1993, 7.500%, 5/01/08               Aaa       5/03 at 102       2,756,852
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 2.9%
   5,000,000   City of Albany (Georgia), Sewerage System Revenue Bonds,
                Series 1992, 6.625%, 7/01/17                                        Aaa       7/02 at 102       5,400,750
   5,000,000   Development Authority of Appling County (Georgia), Pollution
                Control Revenue Bonds (Oglethorpe Power Corporation Hatch
                Project), Series 1994, 7.150%, 1/01/21                              Aaa       1/04 at 101       5,581,700
   2,250,000   Chatham County Hospital Authority, Hospital Revenue Bonds
                (Memorial Medical Center, Inc.), (Savannah, Georgia),
                Series 1990A, 7.000%, 1/01/21                                       Aaa       1/01 at 102       2,437,110
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA (CONTINUED)
$  4,590,000   Marietta Development Authority, First Mortgage Revenue
                 Bonds, (Life College Inc), Series 1995-B, 6.250%, 9/01/25          Aaa       9/05 at 102    $  4,769,515
   3,770,000   Development Authority of the City of Marietta, First Mortgage
                 Revenue Bonds (Life College, Inc.) Series 1995A and
                 Series 1995B, 5.950%, 9/01/19                                      Aaa       9/05 at 102       3,777,540
   1,000,000   Municipal Electric Authority of Georgia, Project One
                 Subordinated Bonds, Series 1994A, 6.500%, 1/01/26                  Aaa       1/04 at 102       1,071,790
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS -- 14.1%
   6,685,000   Illinois Health Facilities Authority, Revolving Fund Pooled
                 Financing Program, Methodist Health Services
                 Corporation, Peoria, 8.000%, 8/01/15                               Aaa       2/99 at 103       7,345,745
   4,500,000   Illinois Health Facilities Authority Revenue Bonds, Series 1993
                 (The Children's Memorial Hospital), 5.000%, 8/15/22                Aaa       8/03 at 102       3,887,730
   3,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                 Series 1994A (The University of Chicago
                 Hospitals Project), 6.125%, 8/15/24                                Aaa       8/04 at 102       2,976,090
   4,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994
                 (Ingalls Health System Project), 6.250%, 5/15/24                   Aaa       5/04 at 102       4,579,740
   4,000,000   Illinois Health Facilities Authority, Health Care Facilities
                 Revenue Bonds, Series 1995 (Northwestern Medical Faculty
                 Foundation, Inc.), 6.500%, 11/15/15                                Aaa      11/04 at 102       4,281,440
   7,000,000   Illinois Health Facilities Authority, Revenue Bonds (Carle
                 Foundation), Series 1996, 6.000%, 1/01/27                          Aaa       1/06 at 102       6,860,490
   2,100,000   Illinois Health Facilities Authority, Ingalls Health System
                 Revenue Bonds, Series 1989 (The Ingalls Memorial Hospital
                 Project), 7.000%, 1/01/19 (Pre-refunded to 1/01/00)                Aaa       1/00 at 102       2,287,005
               Illinois Health Facilities Authority, Revenue Bonds,
                 Series 1988-B, (Community Provider Pooled Loan Program):
     169,000     7.900%, 8/15/03                                                    Aaa      No Opt. Call         191,639
   1,236,000     7.900%, 8/15/03                                                    Aaa      10/96 at 102       1,264,861
   5,000,000   State of Illinois General Obligation Bonds, Series of August
                 1994, 5.875%, 8/01/19                                             AA--       8/04 at 102       4,870,850
               State of Illinois, General Obligation Bonds, Series of February
                 1995:
   3,065,000     6.100%, 2/01/19                                                    Aaa       2/05 at 102       3,091,849
   5,545,000     6.100%, 2/01/20                                                    Aaa       2/05 at 102       5,593,574
   5,000,000   The State of Illinois acting by the Department of Central
                 Management Services for the benefit of the Department of
                 Public Aid Participations, 5.650%, 7/01/17                         Aaa       7/06 at 102       4,818,850
   2,500,000   City of Chicago (Illinois), General Obligation Adjustable Rate
                 Bonds, Central Public Library Project, Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)                          Aaa   7/02 at 101 1/2       2,784,375
   5,000,000   City of Chicago, General Obligation Bonds, Project Series A of
                 1992, 6.250%, 1/01/12                                              Aaa       1/02 at 102       5,224,950
-------------------------------------------------------------------------------------------------------------------------


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$  1,500,000   Public Building Commission of Chicago, Cook County, Illinois,
                 Building Revenue Bonds, Series A of 1988 (Community
                 College District No. 508), 7.700%, 1/01/08                         Aaa      No Opt. Call    $  1,573,830
  21,300,000   Public Building Commission of Chicago (Illinois) Building
                 Revenue Bonds, Series A of 1993 (Board of Education of the
                 City of Chicago), 5.750%, 12/01/18                                 Aaa      12/03 at 102      20,409,021
   6,540,000   Town of Cicero, Cook County, Illinois, General Obligation
                 Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14            Aaa      12/04 at 102       6,841,886
   2,250,000   The County of Cook, Illinois General Obligation Capital
                 Improvement Bonds, Series 1996, 5.875%, 11/15/22                   Aaa      11/06 at 101       2,211,683
   4,200,000   School District Number 25, Cook County, Illinois
                 (Arlington Heights), School Building Obligations,
                 Series 1996, 5.700%, 5/01/13                                       Aaa       5/06 at 102       4,102,560
   2,500,000   Community College District No. 508, Cook County, Illinois,
                 Certificates of Participation, 8.750%, 1/01/07                     Aaa      No Opt. Call       3,163,300
   2,370,000   Board of Governors of State Colleges and Universities (Illinois),
                 Eastern Illinois University, Auxiliary Facilities System
                 Revenue Bonds, Series 1994A, 6.375%, 4/01/16                       Aaa       4/04 at 102       2,505,588
   7,570,000   Village of Franklin Park, Cook County, Illinois, General
                 Obligation Refunding Bonds (Alternative Revenue Source)
                 Series 1993, 5.500%, 7/01/22                                       Aaa       7/04 at 102       7,089,532
   4,000,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                 McHenry and Will Counties, Illinois, General Obligation
                 Refunding Bonds, Series 1993C, 5.850%, 6/01/23                     Aaa       6/03 at 102       3,886,440
-------------------------------------------------------------------------------------------------------------------------
               INDIANA - 5.2%
   3,750,000   City of Indianapolis, Indiana, Gas Utility System Revenue
                 Bonds, Series 1992 A, 6.200%, 6/01/23                              Aaa       6/02 at 102       3,850,425
   5,000,000   Indiana Health Facilities Financing Authority, Hospital Revenue
                 Refunding and Improvement Bonds, Series 1992
                 (Community Hospitals Project), 6.400%, 5/01/12                     Aaa       5/02 at 102       5,289,250
   1,000,000   Indiana Municipal Power Agency, Power Supply System
                 Revenue Bonds, 1990 Series A,
                 7.100%, 1/01/15 (Pre-refunded to 1/01/00)                          Aaa       1/00 at 102       1,095,360
   5,000,000   Indiana Municipal Power Agency, Power Supply System
                 Revenue Bonds, 1993 Series A, 6.125%, 1/01/19                      Aaa       1/03 at 102       5,044,900
   5,350,000   Jasper County, Indiana, Collateralized Pollution Control
                 Refunding Revenue Bonds (Northern Indiana Public Service
                 Company Project), Series 1991, 7.100%, 7/01/17                     Aaa       7/01 at 102       5,835,085
   2,000,000   Lawrence Central High School Building Corporation, Marion
                 County, Indiana, First Mortgage Bonds, Series 1990,
                 7.250%, 7/01/08 (Pre-refunded to 7/01/00)                          Aaa       7/00 at 102       2,218,240
   3,300,000   Marion County Convention and Recreational Facilities
                 Authority (Indiana), Excise Taxes Lease Rental Revenue Bonds,
                 Series 1991B, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)            Aaa       6/01 at 102       3,673,263
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               INDIANA (CONTINUED)
$  2,250,000   Hospital Authority of Monroe County, Hospital Revenue
                 Refunding Bonds, Series 1989
                 (Bloomington Hospital Project), 7.125%, 5/01/11                    Aaa       5/99 at 101     $ 2,396,610
   1,000,000   City of Princeton,Indiana, Pollution Control Refunding Revenue
                 Bonds, 1990 Series (Public Service Company of Indiana, Inc.
                 Project C), 7.375%, 3/15/12                                        Aaa       3/00 at 102       1,098,970
   4,170,000   Riley Elementary School Building Corporation (Vigo County,
                 Indiana), First Mortgage Bonds, Series 1996,
                 5.700%, 1/15/18 (WI)                                               Aaa       1/06 at 102       4,042,064
   2,000,000   Hospital Authority of St. Joseph County (Indiana), Fixed Rate
                 Hospital Revenue Refunding Bonds, Series 1991A (Memorial
                 Hospital of South Bend Project), 7.000%, 8/15/20                   Aaa       8/01 at 102       2,171,420
   2,190,000   Shelby County Jail Building Corporation, First Mortgage Bonds
                 (Shelby County, Indiana), 6.500%, 7/15/09
                 (Pre-refunded to 7/15/02)                                          Aaa       7/02 at 102       2,419,337
   2,265,000   Southwest Allen Multi School Bldg. Corp., First Mortgage
                 Refunding Bonds, Series 1992 B, Fort Wayne, Indiana,
                 6.375%, 1/15/09                                                    Aaa       1/02 at 101       2,369,575
----------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 0.1%
   1,000,000   Louisville and Jefferson County Metropolitan Sewer District
                 (Commonwealth of Kentucky) Drainage Revenue Bonds,
                 Series 1989, 7.350%, 5/01/19 (Pre-refunded to 5/01/00)             Aaa       5/00 at 102       1,107,460
----------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 4.2%
   2,000,000   Board of Supervisors of Louisiana State University and
                 Agricultural and Mechanical College, Auxiliary Revenue
                 Bonds, Series 1996, 5.500%, 7/01/26 (WI)                           Aaa       7/06 at 102       1,902,940
   7,000,000   Louisiana Public Facilities Authority, Hospital Revenue
                 Refunding Bonds (Southern Baptist Hospital Project), Series
                 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)                    Aaa       5/02 at 102       7,796,110
   1,635,000   Louisiana Public Facilities Authority, Fixed Rate Health and
                 Education Capital Facilities Revenue Bonds (West Jefferson
                 Medical Center), Series 1985D, 7.900%, 12/01/15                    Aaa      12/98 at 102       1,779,469
               State of Louisiana General Obligation Bonds, Series 1992-A:
   5,000,000     6.500%, 5/01/09                                                    Aaa       5/02 at 102       5,360,550
   2,000,000     6.500%, 5/01/12                                                    Aaa       5/02 at 102       2,138,140
   4,795,000   Public Improvement Bonds, Issue of 1995, City of New Orleans,
                 Louisiana, 5.900%, 11/01/20                                        Aaa      11/05 at 100       4,785,362
   5,640,000   Orleans Parish Parishwide School District, General Obligation
                 Bonds, Series 1996, 5.000%, 9/01/20                                Aaa       3/06 at 100       4,969,742
   4,750,000   Hospital Service District No. 1 of the Parish of Tangipahoa,
                 State of Louisiana, Hospital Revenue Bonds
                 (Series 1994), 6.250%, 2/01/24                                     Aaa       2/04 at 102       4,877,158
----------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-        OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MAINE -- 2.0%
$ 3,175,000    Maine Health and Higher Educational Facilities Authority,
                Revenue Bonds, Series 1994B, 7.000%, 7/01/24                       Aaa        7/04 at 102    $ 3,497,898
 11,500,000    Maine Health and Higher Educational Facilities Authority,
                Revenue Bonds, Series 1995A, 5.875%, 7/01/25                       Aaa        7/05 at 102     11,404,205
               Town of Old Orchard Beach, Maine,
                1992 General Obligation Bonds:
    750,000     6.650%, 9/01/09                                                    Aaa        9/02 at 103        822,195
    500,000     6.650%, 9/01/10                                                    Aaa        9/02 at 103        548,130
-------------------------------------------------------------------------------------------------------------------------
               MARYLAND -- 0.1%
  1,000,000    Morgan State University, Maryland, Academic Fees and Auxiliary
                Facilities Fees Revenue Bonds, 1990 Series A,
                7.000%, 7/01/20 (Pre-refunded to 7/01/00)                          Aaa        7/00 at 102      1,101,170
-------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS -- 3.3%
  1,250,000    Massachusetts Bay Transportation Authority, Certificates of
                Participation, 1990 Series A, 7.650%, 8/01/15
                (Pre-refunded to 8/01/00)                                          Aaa        8/00 at 102       1,408,325
  2,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Capital Asset Program Issue, Series F,
                7.300%, 10/01/18                                                   Aaa        4/00 at 102       2,179,600
  3,400,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                          Aaa        7/02 at 102       3,628,276
  4,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D,
                6.500%, 7/01/22                                                    Aaa        7/02 at 102       4,237,160
  5,875,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Cape Cod Health Systems, Inc. Issue,
                Series A, 5.250%, 11/15/21                                         AAA       11/03 at 102       5,225,460
  4,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berkshire Health Systems Issue, Series D,
                6.000%, 10/01/19                                                   Aaa       10/05 at 102       3,997,280
  3,500,000    City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA-Insured Mortgage), Series A,
                7.625%, 2/15/21 (Pre-refunded to 8/15/00)                          Aaa        8/00 at 102       3,938,235
  1,150,000    City of Haverhill, Massachusetts, General Obligation
                Municipal Purpose Loan of 1992, Series A, 7.000%, 6/15/12          Aaa        6/02 at 102       1,266,001
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN -- 5.7%
  2,400,000    Michigan State Hospital Finance Authority (Michigan),
                Hospital Revenue and Refunding Bonds (Henry Ford
                Health System), Series 1992A, 5.750%, 9/01/17                      Aaa        9/02 at 102       2,344,272
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (CONTINUED)
               Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds (Sparrow Obligated Group), Series 1996:
$  1,650,000    5.800%, 11/15/16                                                    Aaa      11/06 at 102    $  1,606,770
   5,000,000    5.900%, 11/15/26                                                    Aaa      11/06 at 102       4,879,050
   2,000,000   Michigan Strategic Fund Limited Obligation Refunding Revenue
                Bonds (The Detroit Edison Company Pollution Control Bonds
                Project), Collateralized Series 1991DD, 6.875%, 12/01/21            Aaa      12/01 at 102       2,184,040
   5,475,000   State of Michigan, State Trunk Line Fund Refunding Bonds,
                Series 1992B-2, 5.500%, 10/01/21                                    Aaa      10/02 at 100       5,132,046
  12,130,000   City of Bay City, County of Bay, State of Michigan,
                1991 General Obligation Unlimited Tax Street
                Improvement Bonds, 0.000%, 6/01/21                                  Aaa      No Opt. Call       2,734,466
   5,000,000   Caledonia Community Schools, Counties of Kent, Allegan and
                Barry, State of Michigan, 1992 School Building and Site and
                Refunding Bonds (General Obligation -- Unlimited Tax),
                6.700%, 5/01/22 (Pre-refunded to 5/01/02)                           Aaa       5/02 at 102       5,553,450
   2,500,000   Chelsea School District, Counties of Washtenaw and Jackson,
                State of Michigan, 1995 School Building and Site Bonds
                (General Obligation, -- Unlimited Tax), 6.000%, 5/01/19             Aaa       5/05 at 101       2,522,550
   2,000,000   City of Detroit, Michigan, Sewage Disposal System Revenue
                Bonds, Series 1991, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)       Aaa       7/01 at 102       2,197,980
   8,000,000   Livonia Public School District, County of Wayne, State of
                Michigan, 1993 Refunding Bonds, 5.500%, 5/01/21                     Aaa       5/03 at 102       7,561,360
   3,000,000   Board of Trustees of Oakland University, Michigan, General
                Revenue Bonds, Series 1995, 5.750%, 5/15/26                         Aaa       5/05 at 102       2,939,040
   6,085,000   School District of the City of River Rouge, County of Wayne,
                State of Michigan, 1993 School Building and Site Bonds
                (General Obligation -- Unlimited Tax), 5.625%, 5/01/22              Aaa   5/03 at 101 1/2       5,876,285
-------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI -- 0.8%
   6,400,000   Medical Center Educational Building Corporation (Mississippi),
                Revenue Bonds, Series 1993 (University of Mississippi
                Medical Center Project), 5.900%, 12/01/23                           Aaa      12/04 at 102       6,301,248
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI -- 1.0%
   7,950,000   St. Louis Municipal Finance Corporation, City Justice Center,
                Leasehold Revenue Improvement Bonds, Series 1996A,
                (City of St. Louis, Missouri, Lessee), 5.950%, 2/15/16              Aaa       2/06 at 102       7,998,972
-------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.6%
   2,500,000   County of Churchill, Nevada, Health Care Facilities Revenue
                Bonds (Western Health Network, Inc.), Series 1994A,
                6.000%, 1/01/24                                                     Aaa       1/04 at 102       2,498,075
   2,000,000   Clark County, Nevada, Industrial Development Refunding
                Revenue Bonds (Nevada Power Company Project),
                Series 1992C, 7.200%, 10/01/22                                      Aaa      10/02 at 102       2,225,000
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-      OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                          INGS*  PROVISIONS**             VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE -- 0.4%
$  2,850,000   New Hampshire Higher Educational and Health Facilities
                Authority, Revenue Refunding Bonds, University System of
                New Hampshire Issue, Series 1992, 6.250%, 7/01/20                   Aaa       7/02 at 102    $  2,935,899
-------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY -- 0.5%
   1,480,000   New Jersey Housing and Mortgage Finance Agency, Home
                Mortgage Purchase Revenue Bonds, 1987 Series B
                (Remarketing), 8.100%, 10/01/17                                     Aaa       4/98 at 103       1,557,952
   1,890,000   Housing Finance Corporation of the Township of Pennsauken
                (Pennsauken, New Jersey), Section 8 Assisted Housing Revenue
                Bonds (Pennsauken Housing Associates -- 1979 Elderly
                Project), 8.000%, 4/01/11                                           Aaa  10/96 at 104 1/2       1,980,796
-------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO -- 1.0%
   3,000,000   City of Albuquerque, New Mexico, Hospital System
                Revenue Bonds, 1992 Series B
                (Presbyterian Healthcare Services), 6.600%, 8/01/07                 Aaa       8/97 at 102       3,129,270
   4,445,000   City of Farmington, New Mexico, Pollution Control
                Revenue Refunding Bonds, 1992 Series A (Public Service
                Company of New Mexico San Juan and
                Four Corners Projects), 6.375%, 12/15/22                            Aaa      12/02 at 102       4,657,027
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK -- 11.6%
   3,000,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/18                                Aaa      No Opt. Call       2,997,870
   8,375,000   Dormitory Authority of the State of New York, Mount Sinai
                School of Medicine, Insured Revenue Bonds,
                Series 1994A, 5.000%, 7/01/21                                       Aaa       7/04 at 102       7,433,064
   6,530,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1992 Series D, 5.900%, 8/15/22                                      Aaa       8/02 at 102       6,457,125
   6,500,000   New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 1996A, 5.250%, 4/01/14                           Aaa       4/06 at 102       6,132,685
   5,000,000   Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.250%, 11/01/17                                      Aaa      11/03 at 102       4,618,100
               Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1992B:
   4,955,000    6.250%, 7/01/17                                                     Aaa       7/02 at 102       5,120,101
   6,925,000    6.250%, 7/01/22                                                     Aaa       7/02 at 102       7,111,767
   5,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1994A, 6.375%, 7/01/18                        Aaa   7/04 at 101 1/2       5,241,350
     285,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series C, 6.625%, 8/01/12                               Aaa   8/02 at 101 1/2         308,074
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-       OPT. CALL           MARKET
AMOUNT         DESCRIPTION                                                          INGS*   PROVISIONS**            VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK (CONTINUED)
$  5,715,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series C, Fixed Rate Bonds, Subseries C-1,
                6.625%, 8/01/12 (Pre-refunded to 8/01/02)                           Aaa   8/02 at 101 1/2    $  6,342,564
   3,010,000   The City of New York, General Obligation Bonds,
                Fiscal 1993 Series E, 6.000%, 5/15/16                               Aaa   5/03 at 101 1/2       3,030,980
   3,750,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series B, 7.000%, 2/01/18                               Aaa   2/02 at 101 1/2       4,102,950
   6,330,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1992 Series A,
                6.750%, 6/15/16                                                     Aaa       6/01 at 101       6,834,286
   2,025,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1990 Series A,
                6.750%, 6/15/14 (Pre-refunded to 6/15/99)                           Aaa   6/99 at 101 1/2       2,178,515
   4,470,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1993 Series A,
                5.750%, 6/15/18                                                     Aaa   6/02 at 101 1/2       4,401,386
   3,900,000   New York City Transit Authority, Transit Facilities Refunding
                Revenue Bonds, Series 1993 (Livingston Plaza Project),
                5.400%, 1/01/18                                                     Aaa      No Opt. Call       3,744,663
               New York City Industrial Development Agency, Civic Facility
                Revenue Bonds (USTA National Tennis Center Incorporated
                Project):
   3,500,000    6.500%, 11/15/10                                                    Aaa      11/04 at 102       3,774,505
   3,000,000    6.600%, 11/15/11                                                    Aaa      11/04 at 102       3,250,650
   5,240,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Refunding Bonds, Series 1991B, 6.875%, 1/01/15                      Aaa       1/01 at 102       5,695,408
   3,015,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Bonds, Series 1992, 5.500%, 1/01/17                                 Aaa       1/02 at 100       2,857,617
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA -- 0.7%
   6,000,000   County of Randolph, North Carolina Certificates of Participation
                (1995 Randolph County Projects), 5.300%, 6/01/15                    Aaa       6/05 at 102       5,708,580
-------------------------------------------------------------------------------------------------------------------------
               OHIO -- 1.1%
   1,000,000   Board of Education, City School District of Columbus, Franklin
                County, Ohio, General Obligation Bonds, Series 1990-A
                (Unlimited Tax) For School Building Renovation and
                Improvement, 7.000%, 12/01/11 (Pre-refunded to 12/01/00)            Aaa      12/00 at 102       1,106,700
   2,500,000   Dublin City School District, Franklin, Delaware and Union
                Counties, Ohio, Various Purpose School Building Construction
                and Improvement Bonds (General Obligation -- Unlimited
                Tax), 6.200%, 12/01/19                                              Aaa      12/02 at 102       2,593,600
   5,000,000   County of Montgomery, Ohio, Hospital Facilities Revenue
                Refunding and Improvement Bonds, Series 1996
                (Kettering Medical Center), 5.625%, 4/01/16                         Aaa       4/06 at 102       4,889,500
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL         MARKET
AMOUNT                      DESCRIPTION                                           INGS*      PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA -- 2.0%
$ 5,000,000    Oklahoma Industries Authority, Health System Revenue Bonds
                (Obligated Group consisting of Baptist Medical Center of
                Oklahoma, Inc., South Oklahoma City Hospital Corporation
                and Baptist Rural Health System, Inc.), Series 1995C,
                Fixed Rate Bonds, 6.250%, 8/15/12                                   Aaa       8/05 at 102    $  5,252,900
    350,000    Muskogee County Home Finance Authority (Oklahoma)
                Single Family Mortgage Revenue Refunding Bonds,
                Series 1990A, 7.600%, 12/01/10                                      Aaa       6/00 at 102         367,973
 10,525,000    Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma),
                Utility Revenue Bonds, Series 1995, 5.750%, 9/01/19                 Aaa       9/05 at 102      10,295,239
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA -- 3.3%
  3,550,000    County of Berks, Pennsylvania, General Obligation Bonds,
                Series of 1995, 5.850%, 11/15/18                                    Aaa      11/05 at 100       3,538,711
  5,000,000    Lehigh County General Purpose Authority, Hospital Revenue
                Bonds, Series 1992 (St. Luke's Hospital of Bethlehem,
                Pennsylvania Project), 6.250%, 7/01/22                              Aaa       7/02 at 102       5,122,200
  3,000,000    North Pennsylvania Water Authority (Montgomery County,
                Pennsylvania), Water Revenue Bonds, Series of 1994,
                7.000%, 11/01/24 (Pre-refunded to 11/01/04)                         Aaa      11/04 at 101       3,438,780
  3,900,000    The Philadelphia Municipal Authority, Philadelphia,
                Pennsylvania, Justice Lease Revenue Bonds, 1991 Series B,
                7.125%, 11/15/18 (Pre-refunded to 11/15/01)                         Aaa      11/01 at 102       4,403,919
  8,500,000    The Pittsburgh (Pennsylvania), Water and Sewer Authority,
                Water and Sewer System Subordinate Revenue Bonds,
                Series B of 1995, 5.750%, 9/01/25                                   Aaa       9/05 at 100       8,295,065
  1,000,000    Washington County Hospital Authority (Pennsylvania),
                Hospital Revenue Refunding Bonds, Series A of 1990
                (The Washington Hospital Project), 7.150%, 7/01/17                  Aaa       7/00 at 102       1,087,550
-------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND -- 1.4%
   2,250,000   Rhode Island Depositors Economic Corporation, Special
                Obligation Bonds, 1992 Series A,
                6.625%, 8/01/19 (Pre-refunded to 8/01/02)                           Aaa       8/02 at 102       2,488,365
   4,000,000   City of Cranston, Rhode Island, General Obligation Bonds,
                7.200%, 7/15/11 (Pre-refunded to 7/15/01)                           Aaa   7/01 at 101 1/2       4,442,680
   3,130,000   Kent County Water Authority (Rhode Island), General Revenue
                Bonds, 1994 Series A, 6.350%, 7/15/14                               Aaa       7/04 at 102       3,268,534
   1,000,000   Providence Housing Development Corporation, Mortgage
                Revenue Refunding Bonds, Series 1994A (FHA Insured
                Mortgage Loan -- Barbara Jordan Apartments Project)
                (Providence, Rhode Island), 6.650%, 7/01/15                         Aaa       7/04 at 102       1,046,900
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND - CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 3.7%
$  1,000,000   City of Aiken, South Carolina, Water and Sewer System Revenue
                 Refunding and Capital Improvement Bonds,
                 Series 1990, 7.250%, 1/01/14                                       Aaa       1/00 at 102    $  1,091,840
   8,740,000   The School District of Berkeley County, South Carolina,
                 Berkeley School Facilities Group, Inc., Certificates of
                 Participation, Series 1995, 5.250%, 2/01/16                        Aaa       2/06 at 101       8,217,698
               Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1994B:
      70,000     6.875%, 6/01/14                                                    Aaa       6/04 at 102          76,943
     115,000     7.000%, 6/01/19                                                    Aaa       6/04 at 102         126,461
   6,500,000   Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1995,
                 5.500%, 12/01/20                                                   Aaa       6/05 at 101       6,170,255
               Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1994B:
   1,430,000     6.875%, 6/01/14 (Pre-refunded to 6/01/04)                          Aaa       6/04 at 102       1,627,369
   2,385,000     7.000%, 6/01/19 (Pre-refunded to 6/01/04)                          Aaa       6/04 at 102       2,733,210
   5,435,000   Greenville Memorial Auditorium District, Public Facilities
                 Corporation, Greenville Memorial Auditorium District,
                 Taxable Certificates of Participation (Bi-Lo Center Project),
                 Series 1996C, 5.750%, 3/01/22                                      Aaa       3/06 at 102       5,289,777
   2,000,000   City of Rock Hill, South Carolina, Combined Utility
                 System Revenue Bonds, Series 1990, 7.000%, 1/01/20
                 (Pre-refunded to 1/01/00)                                          Aaa       1/00 at 102       2,184,600
   2,000,000   City of Rock Hill, South Carolina, Combined Utility
                 System Revenue Bonds, Series 1991, 6.375%, 1/01/15                 Aaa       1/01 at 102       2,095,100
----------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 0.2%
   1,000,000   South Dakota Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1990 (McKennan Hospital Issue),
                 7.250%, 7/01/15 (Pre-refunded to 7/01/00)                          Aaa       7/00 at 102       1,107,630
----------------------------------------------------------------------------------------------------------------------------
               TEXAS - 3.6%
   6,080,000   Texas Health Facilities Development Corporation, Hospital
                 Revenue Bonds (All Saints Episcopal Hospitals of Fort Worth
                 Project), Series 1993B, 6.250%, 8/15/22                            Aaa       8/03 at 102       6,236,864
     565,000   Texas Housing Agency, Single Family Mortgage Revenue Bonds,
                 1985 Series C, 7.875%, 9/01/17                                      Aa      10/96 at 102         576,882
   3,000,000   Bexar County (Texas), Health Facilities Development
                 Corporation, Hospital Revenue Bonds (Baptist Memorial
                 Hospital System Project), Series 1994, 6.750%, 8/15/19             Aaa       8/04 at 102       3,260,700
   5,000,000   Bexar Metropolitan Water District, Waterworks System
                 Revenue Bonds, Series 1994, 5.000%, 5/01/19
                 (Pre-refunded to 5/01/15)                                          Aaa       5/15 at 100       4,523,300
----------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEXAS (CONTINUED)
$  4,575,000   Harris County, Texas, Toll Road Senior Lien, Revenue
                Refunding Bonds, Series 1992A, 6.500%,
                8/15/17 (Pre-refunded to 8/15/02)                                   Aaa       8/02 at 102    $  5,059,081
   1,000,000   Harris County Hospital District Refunding Revenue Bonds,
                Texas, Series 1990, 7.400%, 2/15/10                                 Aaa      No Opt. Call       1,164,400
     500,000   City of Houston, Texas, Senior Lien Hotel Occupancy Tax and
                Parking Facilities, Weekly Adjustable/Fixed Rate Revenue
                Bonds, Series 1985, Custodial Receipts, Series A,
                7.000%, 7/01/15 (Pre-refunded to 7/01/01)                           Aaa       7/01 at 100         549,305
     825,000   Lower Colorado River Authority, Priority Refunding Revenue
                Bonds, Series 1991, Series B, 7.000%, 1/01/11                       Aaa       1/01 at 102         903,375
   1,250,000   Sabine River Authority of Texas, Collateralized Pollution Control
                Revenue Refunding Bonds (Texas Utilities Electric Company
                Project), Series 1993B Bonds, 5.550%, 5/01/22                       Aaa      11/03 at 102       1,183,725
   5,000,000   Tarrant County Health Facilities Development Corporation,
                Hospital Revenue Refunding and Improvement Bonds
                (Fort Worth Osteopathic Hospital, Inc. Project), Series 1993,
                 6.000%, 5/15/21                                                    Aaa      No Opt. Call       5,126,600
-------------------------------------------------------------------------------------------------------------------------
               UTAH - 1.2%
   5,055,000   State of Utah, State Building Ownership Authority, Lease
                Revenue Bonds (State Facilities Master Lease Program),
                Series 1995A, 5.750%, 5/15/18                                       Aaa      11/05 at 100       4,857,804
     245,000   Utah Housing Finance Agency, Single Family Mortgage Senior
                Bonds, 1988 Issue C (Federally Insured or Guaranteed
                Mortgage Loans), 8.375%, 7/01/19                                     AA       1/09 at 100         251,375
     500,000   Provo City, Utah, Energy System Revenue Refunding Bonds,
                1993 Series A, 5.750%, 5/15/14                                      Aaa       5/03 at 102         493,125
   3,500,000   White City Water Improvement District,
                Salt Lake County, Utah, General Obligation Water Bonds,
                Series 1995, 6.600%, 2/01/25                                        Aaa       2/05 at 100       3,752,840
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.5%
   3,000,000   Industrial Development Authority of Loudoun County, Virginia,
                Hospital Revenue Bonds (Loudoun Hospital Center),
                Series 1995, 5.800%, 6/01/26                                        Aaa       6/05 at 102       2,910,840
   1,050,000   County of Roanoke, Virginia, Water System Revenue Bonds,
                Series 1991, 6.000%, 7/01/31 (Pre-refunded to 7/01/01)              Aaa       7/01 at 100       1,109,052
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 2.2%
   6,500,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17              Aaa       7/03 at 102       6,198,725
   5,000,000   Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1993B, 5.400%, 7/01/05              Aaa      No Opt. Call       5,027,500

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-       OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                          INGS*   PROVISIONS**             VALUE
--------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (CONTINUED)
$  2,500,000   Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1989A, 7.250%, 7/01/16
                (Pre-refunded to 7/01/99)                                           Aaa       7/99 at 102    $  2,728,850
   1,500,000   City of Marysville, Washington, Water and Sewer Revenue
                Bonds, 1991, 7.000%, 12/01/11 (Pre-refunded to 12/01/03)            Aaa      12/03 at 100       1,687,755
   2,000,000   Bellingham School District No. 501, Whatcom County,
                Washington, Unlimited Tax General Obligation Bonds, 1994,
                6.125%, 12/01/13                                                    Aaa      12/04 at 100       2,058,440
--------------------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 0.2%
   1,000,000   School Building Authority of West Virginia, Capital
                Improvement Revenue Bonds, Series 1990A,
                7.250%, 7/01/15 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,109,120
--------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 1.4%
   7,020,000   Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds (Sisters of the Sorrowful Mother-Ministry Corporation),
                Series 1993A, 6.125%, 8/15/22                                       Aaa       2/03 at 102       6,974,651
   1,000,000   Wisconsin Municipal Insurance Commission, Revenue Bonds,
                Series 1987, 8.700%, 4/01/07                                        Aaa       4/97 at 102       1,044,970
   2,000,000   City of Superior, Wisconsin, Limited Obligation Refunding
                Revenue Bonds (Midwest Energy Resources Company Project)
                Series E-1991 (Collateralized), 6.900%, 8/01/21                     Aaa      No Opt. Call       2,286,480
   1,000,000   School District of Three Lakes, Forest and Oneida Counties,
                Wisconsin, General Obligation Refunding Bonds,
                6.750%, 4/01/12 (Pre-refunded to 4/01/03)                           Aaa       4/03 at 100       1,103,900
--------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.3%
   2,000,000   The Trustees of the University of Wyoming, Facilities Revenue
                Bonds, Series 1991, 7.100%, 6/01/10                                 Aaa       6/00 at 101       2,190,020
--------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 0.5%
   3,750,000   Commonwealth of Puerto Rico, Public Improvement Bonds
                of 1992 (General Obligation Bonds),
                6.600%, 7/01/13 (Pre-refunded to 7/01/02)                           Aaa   7/02 at 101 1/2       4,165,381
--------------------------------------------------------------------------------------------------------------------------
$795,010,000   Total Investments -- (cost $765,118,418) -- 100.7%                                             799,126,229
--------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (0.7%)                                                         (5,334,006)
--------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $793,792,223
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER            MARKET         MARKET
                     STANDARD & POOR'S                   MOODY'S       OF ISSUES             VALUE        PERCENT
--------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                       Aaa             203      $788,590,122            98%
RATINGS*                 AA+, AA, AA--         Aa1, Aa, Aa2, Aa3               3         5,699,107             1
PORTFOLIO OF           BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3               1         4,837,000             1
INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                        207      $799,126,229           100%
--------------------------------------------------------------------------------------------------------------------------

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                                                       MUNI          INS. MUNI
                                                                       BOND            BOND
                                                                  --------------    ------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $2,849,912,859    $799,126,229
 Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                           33,100,000               -
 Cash                                                                     26,107               -
 Receivables:
  Interest                                                            40,494,366      10,685,826
  Shares sold                                                            122,353          75,281
  Investments sold                                                       165,000       2,052,713
 Other assets                                                             53,425          14,573
                                                                  --------------    ------------
   Total assets                                                    2,923,874,110     811,954,622
                                                                  --------------    ------------
 LIABILITIES
 Payables:
  Investments purchased                                               47,563,718      15,211,521
  Shares reacquired                                                      176,447          56,981
 Accrued expenses:
  Management fees (note 6)                                             1,108,034         324,347
  Other                                                                  635,438         330,781
 Dividends payable                                                     9,809,665       2,238,769
                                                                  --------------    ------------
   Total liabilities                                                  59,293,302      18,162,399
                                                                  --------------    ------------
 Net assets (note 7)                                              $2,864,580,808    $793,792,223
                                                                  ==============    ============
 Class A Shares (note 1)
 Net assets                                                       $   54,030,059    $ 57,503,907
                                                                  ==============    ============
 Shares outstanding                                                    5,952,251       5,400,465
                                                                  ==============    ============
 Net asset value and redemption price per share                   $         9.08    $      10.65
                                                                  ==============    ============
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)                $         9.51    $      11.15
                                                                  ==============    ============

 Class C Shares (note 1)
 Net assets                                                       $    3,349,917    $  5,152,126
                                                                  ==============    ============
 Shares outstanding                                                      368,992         488,830
                                                                  ==============    ============
 Net asset value, offering and redemption price per share         $         9.08    $      10.54
                                                                  ==============    ============
 Class R Shares (note 1)
 Net assets                                                       $2,807,200,832    $731,136,190
                                                                  ==============    ============
 Shares outstanding                                                  309,141,414      68,945,126
                                                                  ==============    ============
 Net asset value and redemption price per share                   $         9.08    $      10.60
                                                                  ==============    ============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended August 31, 1996                                 AUGUST 31, 1996
(Unaudited)

-----------------------------------------------------------------------------------------------
                                                                       MUNI        INS. MUNI
                                                                       BOND           BOND
-----------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                               $ 85,538,965   $ 23,568,720
                                                                   ------------   ------------
 Expenses:
  Management fees (note 6)                                            6,493,694      1,894,368
  12b-1 service fees-Class A (note 1)                                    57,553         65,012
  12b-1 distribution and service fees-Class C (note 1)                   12,551         25,937
  Shareholders' servicing agent fees and expenses                     1,115,315        378,907
  Custodian's fees and expenses                                         187,617         71,423
  Directors'/Trustees' fees and expenses (note 6)                        25,280          6,887
  Professional fees                                                      33,192          9,810
  Shareholders' reports - printing and mailing expenses                 209,142         89,474
  Federal and state registration fees                                    32,568         50,191
  Portfolio insurance expense                                                 -          3,588
  Other expenses                                                         70,550         24,475
                                                                   ------------   ------------
   Total expenses                                                     8,237,462      2,620,072
                                                                   ------------   ------------
     Net investment income                                           77,301,503     20,948,648
                                                                   ------------   ------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions (note 1)       9,657,526     (2,014,680)
 Net change in unrealized appreciation or
  depreciation of investments                                       (71,994,006)   (22,295,656)
                                                                   ------------   ------------
     Net gain (loss) from investments                               (62,336,480)   (24,310,336)
                                                                   ------------   ------------
 Net increase (decrease) in net assets from operations             $ 14,965,023   $ (3,361,688)
                                                                   ============   ============
-----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          MUNI BOND                  INS. MUNI BOND
-----------------------------------------------------------------------------------------------------------------------------
                                                              6 months ended     Year ended     6 months ended    Year ended
                                                                  8/31/96          2/29/96          8/31/96         2/29/96
-----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                        $   77,301,503   $  156,911,846    $ 20,948,648   $  41,913,841
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                      9,657,526       10,618,706      (2,014,680)      4,402,500
 Net change in unrealized appreciation or depreciation
  of investments.                                                (71,994,006)      84,862,109     (22,295,656)     36,885,934
                                                              --------------   --------------    ------------   -------------
 Net increase (decrease) in net assets from operations            14,965,023      252,392,661      (3,361,688)     83,202,275
                                                              --------------   --------------    ------------   -------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                         (1,168,257)        (707,943)     (1,279,262)     (1,614,782)
  Class C                                                            (54,735)         (30,677)       (109,131)       (192,149)
  Class R                                                        (76,378,547)    (157,137,272)    (19,250,029)    (40,071,660)
 From accumulated net realized gains from
  investment transactions:
  Class A                                                                  -          (63,661)              -               -
  Class C                                                                  -           (3,523)              -               -
  Class R                                                                  -       (8,354,729)              -               -
                                                              --------------   --------------    ------------   -------------
 Decrease in net assets from distributions to shareholders       (77,601,539)    (166,297,805)    (20,638,422)    (41,878,591)
                                                              --------------   --------------    ------------   -------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                         28,685,003       93,033,904      18,826,722     108,423,277
  Class C                                                          1,754,936        1,925,249       1,000,823       7,075,313
  Class R                                                        118,253,577      397,491,029      27,323,953     143,237,499
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                            747,773          453,018         797,851         951,544
  Class C                                                             38,908           19,887          92,400         161,275
  Class R                                                         60,119,020      123,742,206      12,692,989      26,577,682
                                                              --------------   --------------    ------------   -------------
                                                                 209,599,217      616,665,293      60,734,738     286,426,590
                                                              --------------   --------------    ------------   -------------
 Cost of shares redeemed:
  Class A                                                        (11,691,146)     (56,994,434)     (7,630,127)    (78,678,465)
  Class C                                                           (313,620)         (40,390)       (934,832)     (6,281,962)
  Class R                                                       (188,022,434)    (469,258,117)    (48,427,433)   (183,518,067)
                                                              --------------   --------------    ------------   -------------
                                                                (200,027,200)    (526,292,941)    (56,992,392)   (268,478,494)
                                                              --------------   --------------    ------------   -------------
 Net increase in net assets derived from
  Fund share transactions                                          9,572,017       90,372,352       3,742,346      17,948,096

  Net increase (decrease) in net assets                          (53,064,499)     176,467,208     (20,257,764)     59,271,780
 Net assets at the beginning of period                         2,917,645,307    2,741,178,099     814,049,987     754,778,207
                                                              --------------   --------------    ------------   -------------
 Net assets at the end of period                              $2,864,580,808   $2,917,645,307    $793,792,223   $ 814,049,987
                                                              ==============   ==============    ============   =============
 Balance of undistributed net investment income
  at end of period                                            $      869,561   $    1,169,597    $    535,266   $     225,040
                                                              ==============   ==============    ============   =============
-----------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996

     1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

     At August 31, 1996, the nationally diversified Funds covered in this report (the "Funds") are Nuveen Municipal Bond Fund and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising Nuveen Insured Municipal Bond Fund). Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

     Municipal Bond was originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts Business Trust at the close of business on June 12, 1995. Insured Municipal Bond was incorporated in Minnesota on July 11, 1986.

     The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

     Securities valuation

     Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

     Securities transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1996, Municipal Bond and Insured Municipal Bond had outstanding purchase commitments of $43,647,500 and 14,657,787, respectively.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


     Interest income

     Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

     Dividends and distributions to shareholders

     Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

     Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

     Federal income taxes

     Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to the shareholders of the Funds.

     Insurance

     Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


     ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

     Flexible sales charge program

     Effective September 6, 1994, for Insured Municipal Bond and June 13, 1995, for Municipal Bond, both Funds commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

     Prior to the offering of Class "A" Shares and Class "C" Shares, the shares outstanding for both Funds were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

     Expense allocation

     Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

     Derivative financial instruments

     In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long term portfolio securities, if applicable.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          2. FUND SHARES
          Transactions in Fund shares were as follows:

----------------------------------------------------------------------------------------------------------
                                                      MUNI BOND                     INS. MUNI BOND
----------------------------------------------------------------------------------------------------------
                                        Six months ended      Year ended    Six months ended    Year ended
                                             8/31/96            2/29/96         8/31/96          2/29/96
----------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                    3,165,178         10,085,967       1,759,531       10,080,588
  Class C                                      192,545            208,938          94,560          661,711
  Class R                                   13,014,352         43,438,989       2,572,825       13,451,112
 Shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                       82,059             48,593          74,550           88,109
  Class C                                        4,271              2,138           8,715           15,241
  Class R                                    6,588,063         13,470,516       1,190,127        2,491,979
                                            ----------         ----------       ---------       ----------
                                            23,046,468         67,255,141       5,700,308       26,788,740
                                            ----------         ----------       ---------       ----------
 Shares redeemed:
  Class A                                   (1,293,783)        (6,135,763)       (713,301)      (7,244,524)
  Class C                                      (34,568)            (4,332)        (88,991)        (588,441)
  Class R                                  (20,724,530)       (51,218,535)     (4,571,465)     (17,181,722)
                                            ----------         ----------       ---------       ----------
                                           (22,052,881)       (57,358,630)     (5,373,757)     (25,014,687)
                                            ----------         ----------       ---------       ----------
 Net increase                                  993,587          9,896,511         326,551        1,774,053
                                            ==========         ==========       =========       ==========
----------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


              3. DISTRIBUTIONS TO SHAREHOLDERS

              On September 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 1996, to shareholders of record on September 9, 1996, as follows:

---------------------------------------------------------
                            MUNI      INS. MUNI
                            BOND        BOND
---------------------------------------------------------
 Dividend per share:
  Class A                  $.0385        $.0445
  Class C                   .0330         .0375
  Class R                   .0405         .0465
                           ======        ======
---------------------------------------------------------

              4. SECURITIES TRANSACTIONS

              Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1996, were as follows:

------------------------------------------------------------------
                                            MUNI       INS. MUNI
                                            BOND          BOND
------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $320,467,078  $171,317,008
 Temporary municipal investments         202,280,000   105,900,000
 SALES
 Investments in municipal securities     242,216,832   155,118,974
 Temporary municipal investments         200,780,000   109,900,000
                                        ============  ============
------------------------------------------------------------------

              At August 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


5. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1996, were as follows:


----------------------------------------------------------
                                    MUNI        INS. MUNI
                                    BOND          BOND
----------------------------------------------------------
Gross unrealized:
  Appreciation                  $113,788,927   $36,894,127
  Depreciation                   (18,199,819)   (2,886,316)
                                ------------   -----------
Net unrealized appreciation     $ 95,589,108   $34,007,811
                                ============   ===========
----------------------------------------------------------


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:


---------------------------------------------------
Average daily net asset value        Management fee
---------------------------------------------------
For the first $125,000,000                .5 of 1%
For the next $125,000,000              .4875 of 1
For the next $250,000,000               .475 of 1
For the next $500,000,000              .4625 of 1
For the next $1,000,000,000              .45 of 1
For net assets over $2,000,000,000      .425 of 1
---------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, if applicable, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS

At August 31, 1996, the Funds had common stock authorized of $.10 par value per share for Municipal Bond and $.01 par value per share for Insured Municipal Bond. The composition of net assets as well as the number of authorized shares is as follows:


-------------------------------------------------------------------------------------------
                                                                   MUNI         INS. MUNI
                                                                   BOND           BOND
-------------------------------------------------------------------------------------------
Capital paid-in                                               $2,754,548,775  $758,641,356
Balance of undistributed net investment income                       869,561       535,266
Accumulated net realized gain from investment transactions        13,573,364       607,790
Net unrealized appreciation of investments                        95,589,108    34,007,811
                                                              --------------  ------------
  Net assets                                                  $2,864,580,808  $793,792,223
                                                              ==============  ============

 Authorized Shares:
  Class A                                                          Unlimited   340,000,000
  Class C                                                          Unlimited   460,000,000
  Class R                                                          Unlimited   200,000,000
                                                              ==============  ============
-------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          8.  INVESTMENT COMPOSITION

          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

------------------------------------------------------
                                     MUNI    INS. MUNI
                                     BOND      BOND
------------------------------------------------------

 Revenue Bonds:
  Electric Utilities                  21%        4%
  Health Care Facilities              17        19
  Housing Facilities                  16         2
  Lease Rental Facilities              2        11
  Water/Sewer Facilities               9        10
  Educational Facilities               1         8
  Transportation                       6         3
  Pollution Control                    4         4
  Other                                7         5
 General Obligation Bonds              7        19
 Escrowed Bonds                       10        15
------------------------------------------------------
                                     100%      100%
------------------------------------------------------

          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (31% for Municipal Bond and 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

          72% of Municipal Bond's temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


          9.  OTHER MATTERS

          The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively the distributor and investment advisor of your Fund, has entered into an agreement pursuant to which Nuveen will acquire Flagship Resources Inc. and consolidate their respective mutual fund businesses. This agreement is subject to the approval of the shareholders of the Flagship funds at a meeting scheduled for December, 1996.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------------
                                          Income from investment operations               Less distributions
                                          ---------------------------------               ------------------
                                                                        Net         Dividends
                                                               realized and         from tax-
                            Net asset                Net    unrealized gain        exempt net       Distributions        Net asset
                      value beginning         investment        (loss) from        investment                from     value end of
                            of period             income      investments**            income       capital gains           period
----------------------------------------------------------------------------------------------------------------------------------
 MUNI BOND
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
   8/31/96                     $9.280            $.241             $(.206)           $(.235)             $   --            $9.080
 6/13/95 to
   2/29/96                      9.150             .340++             .141             (.324)              (.027)            9.280
 CLASS C
 6 mos. ended
   8/31/96                      9.260             .207              (.185)            (.202)                 --             9.080
 6/13/95 to
   2/29/96                      9.150             .290++             .126             (.279)              (.027)            9.260
 CLASS R
 6 mos. ended
   8/31/96                      9.280             .246              (.199)            (.247)                 --             9.080
 Year ended
   2/29/96                      9.000             .506               .313             (.512)              (.027)            9.280
 Year ended 2/28,
   1995                         9.280             .515              (.209)            (.511)              (.075)            9.000
   1994                         9.450             .519              (.075)            (.516)              (.098)            9.280
   1993                         9.080             .555               .414             (.544)              (.055)            9.450
 5 mos. ended
   2/29/92                      9.040             .239               .080             (.239)              (.040)            9.080
 Year ended 9/30,
   1991                         8.650             .579               .438             (.589)              (.038)            9.040
   1990                         8.730             .596              (.080)            (.596)                 --             8.650
   1989                         8.520             .597               .239             (.597)              (.029)            8.730
   1988                         8.020             .596               .536             (.596)              (.036)            8.520
   1987                         8.780             .598              (.614)            (.598)              (.146)            8.020
   1986                         7.830             .595              1.162             (.595)              (.212)            8.780
   1985                         7.180             .586               .650             (.586)                 --             7.830
----------------------------------------------------------------------------------------------------------------------------------

See notes on page 52.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                            Ratios/Supplemental data
              ----------------------------------------------------------------------------------------------------------------------
                                             Ratio of             Ratio of              Ratio of             Ratio of
                                          expenses to       net investment           expenses to       net investment
Total return          Net assets              average    income to average    average net assets    income to average     Portfolio
on net asset       end of period    net assets before    net assets before                 after     net assets after      turnover
      value+      (in thousands)        reimbursement        reimbursement       reimbursement++      reimbursement++          rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         .40%        $    54,030               .82%*                5.12%*               .82%*                 5.12%*           9%

        5.33              37,089               .86*                 5.11*                .83*                  5.14*           17


         .26               3,350              1.57*                 4.36*               1.57*                  4.36*            9

        4.59               1,915              1.64*                 4.33*               1.58*                  4.49*           17


         .54           2,807,201               .57*                 5.37*                .57*                  5.37*            9

        9.31           2,878,641               .59                  5.53                 .59                   5.53            17

        3.60           2,741,178               .59                  5.79                 .59                   5.79            17
        4.79           2,700,007               .62                  5.49                 .62                   5.49            15
       11.04           2,371,669               .61                  5.95                 .61                   5.95            14

        3.56           1,835,708               .62*                 6.24*                .62*                  6.24*            6

       12.15           1,661,420               .60                  6.48                 .60                   6.48            10
        6.04           1,323,623               .62                  6.78                 .62                   6.78             8
       10.07           1,119,833               .64                  6.85                 .64                   6.85            12
       14.50             945,361               .65                  7.11                 .65                   7.11             8
        (.39)            764,092               .68                  6.85                 .68                   6.85            16
       23.02             668,416               .71                  6.95                 .71                   6.95            39
       17.73             459,627               .73                  7.68                 .73                   7.68            28
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)



SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


--------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations          Less distributions
                                         ---------------------------------     ----------------------------
                                                                      Net       Dividends
                                                             realized and       from tax-
                               Net Asset           Net    unrealized gain      exempt net     Distributions     Net asset
                         value beginning    investment        (loss) from      investment              from   value end of
                               of period        income      investments**          income     capital gains         period
--------------------------------------------------------------------------------------------------------------------------
 INS. MUNI BOND
--------------------------------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
    8/31/96                     $10.970        $  .274      $(.327)             $(.267)             $    -         $10.650
 Year ended
    2/29/96                      10.400           .542++      .568               (.540)                  -          10.970
 9/6/94 to
    2/28/95                      10.310           .264++      .115               (.273)              (.016)         10.400
 CLASS C
 6 mos. ended
    8/31/96                      10.850           .230       (.315)              (.225)                  -          10.540
 Year ended
   2/29/96                       10.310           .461        .540               (.461)                  -          10.850
 9/7/94 to 2/28/95               10.290           .227++      .075               (.266)              (.016)         10.310
 CLASS R
 6 mos. ended
    8/31/96                      10.920           .282       (.323)              (.279)                  -          10.600
 Year ended
    2/29/96                      10.380           .570        .540               (.570)                  -          10.920
 Year ended 2/28,
    1995                         10.810           .573       (.407)              (.580)              (.016)         10.380
    1994                         10.850           .574        .012               (.565)              (.061)         10.810
    1993                         10.030           .591        .880               (.589)              (.062)         10.850
 Year ended
    2/29/92                       9.690           .612        .425               (.617)              (.080)         10.030
 Year ended 2/28,
    1991                          9.520           .617        .198               (.611)              (.034)          9.690
    1990                          9.350           .627        .262               (.630)              (.089)          9.520
    1989                          9.300           .629        .050               (.629)                  -           9.350
 Year ended
  2/29/88                         9.790           .637++     (.490)              (.637)                  -           9.300
 12/10/86 to
  2/28/87                         9.600           .127++      .190               (.127)                  -           9.790
--------------------------------------------------------------------------------------------------------------------------

 *   Annualized.
 **  Net of taxes, if applicable (note 1).

  + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.

  ++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 6).

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                 |                                                  Ratios/Supplemental data
                 |----------------------------------------------------------------------------------------------------------------
                 |                            Ratio of            Ratio of            Ratio of             Ratio of
                 |                         expenses to      net investment         expenses to       net investment
   Total return  |     Net assets              average   income to average  average net assets    income to average     Portfolio
   on net asset  |  end of period    net assets before   net assets before    after reimburse-     net assets after      turnover
         value+  | (in thousands)        reimbursement   reimbursement                  ment++     reimbursement++           rate
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                 |
         (.46)%  |       $ 57,504                .89%*              5.04%*               .89%*               5.04%*           20%
                 |
        10.90    |         46,943                .92                5.00                 .91                 5.01             27
                 |
         3.84    |         14,097               1.27*               5.28*               1.00*                5.55*            25
                 |
                 |
         (.76)   |          5,152               1.64*               4.29*               1.64*                4.29*            20
                 |
         9.88    |          5,151               1.63                4.34                1.63                 4.34             27
         3.09    |          3,979               1.75*               4.83*               1.75*                4.83*            25
                 |
                 |
         (.35)   |        731,136                .64*               5.29*                .64*                5.29*            20
                 |
        10.94    |        761,956                .63                5.33                 .63                 5.33             27
                 |
         1.85    |        736,702                .64                5.67                 .64                 5.67             25
         5.47    |        745,914                .65                5.21                 .65                 5.21             11
        15.24    |        567,232                .72                5.68                 .72                 5.68             20
                 |
        11.03    |        306,853                .73                6.12                 .73                 6.12             45
                 |
         8.94    |        178,931                .80                6.45                 .80                 6.45             53
         9.73    |        111,806                .83                6.49                 .83                 6.49             78
         7.63    |         66,049                .87                6.83                 .87                 6.83            106
                 |
         2.00    |         41,330                .88                6.65                 .60                 6.93             88
                 |
         3.31    |         13,160               3.50*                .50*                 --                 4.00*            --
----------------------------------------------------------------------------------------------------------------------------------

YOUR
INVESTMENT
PARTNERS

For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

[NUVEEN LOGO]
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

[RECYCLING LOGO]

                                                                   [NUVEEN LOGO]

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations

MUNI BOND

INSURED MUNI BOND



ANNUAL REPORT/FEBRUARY 29, 1996

[PHOTO OF COUPLE APPEARS HERE]

                                        CONTENTS

                                     3  Dear shareholder
                                     5  Answering your questions
                                     9  Fund performance
                                     11 Portfolio of investments
                                     36 Statement of net assets
                                     37 Statement of operations
                                     38 Statement of changes in net assets
                                     39 Notes to financial statements
                                     48 Financial highlights
                                     52 Report of independent public accountants

Dear
shareholder

[PHOTO OF RICHARD J. FRANKE APPEARS HERE]

"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

Since the beginning of the recovery in early 1995, we've enjoyed a welcome rebound in the bond markets-a sharp contrast to 1994, which was one of the most volatile periods in bond market history. In fact, 1995 unfolded as one of the best years for bonds in a decade, as the bond market responded to a climate of slowing economic growth and diminished inflationary pressure.

  The changing profile of the bond markets over the past two years reminds us that weathering the ups and downs of the markets is a normal part of the investment process. By maintaining a long-term perspective on your investments, you can minimize the impact of short-term fluctuations and keep the focus on achieving your goals. Municipal bond funds continue to play an integral role in helping investors reach those goals, offering the attractive tax-free income and solid total returns that they seek.

  Over the past year, we have kept our sights focused on successfully meeting your fund's objectives. As of February 29, 1996, the current annual SEC yields on offering price for R Shares were 4.93% for the Municipal Bond Fund and 5.00% for the Insured Municipal Bond Fund. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.70% and 7.81%, respectively, on taxable alternatives.

  Reflecting the rebound in the bond markets, both of these funds reported gains in portfolio value since February 28, 1995. The 12-month total returns on net asset value for R Shares, reflecting portfolio gains plus reinvested dividend income and capital gains distributions, if any, were 9.31% for the Municipal Bond Fund and 10.94% for the Insured Municipal Bond Fund. These returns translate to 12.59% and 14.10%, respectively, on a taxable-equivalent basis. This strong performance rewarded investors who weathered the volatility of 1994, and reminds us again of the importance of municipal bonds to a well-rounded, long-term investment plan.

  As some of you may know, on June 30, 1996, I will be retiring as the Chairman and Chief Executive Officer of John Nuveen & Co. Incorporated, and as Chairman of the Board of the Nuveen Funds. As I look back over the 41 years I have spent at Nuveen, I'm proud to have been associated with a firm that holds integrity, honesty, and value as the cornerstones of its business. I'm confident that these traditions will continue to be the hallmarks of Nuveen.

  Over the past few years, I have been working closely with other Nuveen managers to ensure that the company and the funds continue to be guided by strong and talented management following my retirement. Timothy Schwertfeger, who has been with Nuveen since 1977, will succeed me as Chief Executive Officer and Chairman of Nuveen. He currently serves as Executive Vice President of Nuveen and President of the Nuveen Funds. I am very confident in his abilities and the abilities of the entire Nuveen management team.

  The management transition has been well planned, and it will have no effect on portfolio management or the way dividends are set. Our management team is committed to continuing Nuveen's successful tradition of value investing and prudent management, helping our shareholders meet their need for tax-free investment income with a full range of investment choices.

  Our focus will continue to be on building shareholder value, providing research-oriented management, and maintaining our leadership role in the municipal bond market. With this focus, we anticipate many more years of accomplishment for our shareholders and our firm.

 I'd like to take this occasion to thank you for selecting Nuveen mutual fund investments.

Sincerely,


/s/ Richard J. Franke
Richard J. Franke
Chairman of the Board
April 15, 1996

Answering your
questions



Tom Spalding, head of Nuveen's portfolio management team, discusses factors affecting the municipal market and efforts made to provide value for shareholders.

How did the investment climate over the past year affect municipal bonds?

  In 1995, the combination of slow economic growth and low inflation created the ideal environment for the bond markets, which responded with a sustained rally. Citing the lack of significant inflation, the Federal Reserve Board moved to cut interest rates in July and December 1995, and again at the end of January 1996. This succession of rate cuts helped to bring down long-term municipal bond yields by almost 130 basis points over the year and to increase net asset values. The rebound of the municipal bond market was not as great as that of the taxable market due to the much-publicized discussion of major tax reform legislation and concern about its potential impact on tax-free investments. Yet, in 1995, most Nuveen mutual funds enjoyed taxable-equivalent total returns of 14% or better.

[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

What was Nuveen's approach to investing during this period?

During 1995, we continued to pursue our philosophy of value investing, a disciplined approach designed to deliver above-market performance by emphasizing securities that offer good intrinsic value and that are underpriced or undervalued by the market. This approach has been rewarded over the past year, as we saw many of our portfolio holdings upgraded by the rating agencies, confirming our Research Department's judgments about credit quality. We also moved to protect current income by investing more of our portfolio in non-callable bonds when possible. These bonds are less likely to be redeemed before maturity so that their yield is assured for the long term in the event of falling interest rates. As is our policy, we continue to invest only in investment-grade quality securities.


Has Nuveen made any major investment changes over the past year?

No. In the search for income and total return, our value investing approach continues to concentrate on individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. Because attractive issues may appear any time over the course of the year, we are constantly vigilant for new opportunities, with the goal of ensuring that the funds are always positioned to meet their objectives: as high a level of current tax-free income as is consistent with preservation of capital. This means that our analysts continuously assess investment possibilities across the entire spectrum of geographical and sector opportunities nationwide. Currently, we favor revenue bonds for essential services, such as those issued by water and sewer facilities and utilities, especially public power authorities providing electricity at competitive rates. We have reduced our positions in general obligation bonds issued by counties and cities, which have suffered financial strains as the result of spending cuts at the state and federal levels.

What does Nuveen see as the impact of the flat tax proposals on the municipal market?

Because of the implications for tax-free investments such as municipal bonds and bond funds, we have been closely monitoring the various flat tax proposals currently being debated in Congress. While the presidential primaries spotlighted the debate, it is important to note that none of the proposals currently under discussion has gained a strong consensus. In addition, implementation of any measure that manages to pass both houses is at least two years away. As the election year progresses, focus seems to be shifting from tax reform to other economic matters. However, the high-profile discussion-and the attendant concern about the potential impact of tax reform on tax-free investments-did affect the market for municipal bonds in 1995, causing these bonds to underperform their taxable counterparts for the year.

  Given the low likelihood that the tax preference on municipal bonds will be eliminated or dramatically reduced in the near future, Nuveen believes that it is inadvisable to manage our funds toward one specific outcome. Instead, we will continue to follow our value investing philosophy as the optimal way to pursue our investors' objectives. In our view, this approach offers investors greater price stability in the event of volatile markets. Once the tax issue is resolved, we're confident that municipal bonds-because of their high credit quality and attractive yields-will continue to hold a strategic place in the prudent investor's portfolio. We will continue to monitor developments in the tax debate as well as changes in other economic and political conditions while keeping our focus on achieving the objectives of your fund.


What is Nuveen's market outlook for 1996?

Although inflation currently remains low and economic growth remains moderate, we continue to watch these factors for potential changes and impact on the bond market. During this election year, we are also closely monitoring any changes in economic and tax policy that may affect the municipal market. The fundamentals in the long term are sound, with the supply of municipal bonds down from past years, and with a growing number of individual investors seeking to diversify their portfolios and to increase their tax-free income.

NUVEEN MUNICIPAL BOND FUND

Muni Bond

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen Municipal Bond Fund R Shares* and Lehman Brothers Municipal Bond Index

                             [GRAPH APPEARS HERE]

In thousands                             2/86    2/87    2/88    2/89    2/90    2/91    2/92    2/93    2/94    2/95    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Lehman Brothers
 Municipal Bond Index
 -Total $21,997                         10,000  11,219  11,513  12,227  13,480  14,723  16,194  18,423  19,441  19,808  21,997
Nuveen Municipal Bond Fund
 -Total $20,379                          9,525  10,674  11,032  11,854  12,976  14,075  15,466  17,173  17,994  18,644  20,380

Past performance is not predictive of future performance

-------------------------------------------------------------
ANNUALIZED TOTAL RETURN
-------------------------------------------------------------
                                1 year   5 years   10 years
-------------------------------------------------------------
R Shares on NAV                 9.31%    7.68%        7.90%
A Shares on NAV                   N/A      N/A       5.33%+
A Shares on offering price**      N/A      N/A       0.59%+
C Shares on NAV                   N/A      N/A       4.59%+
-------------------------------------------------------------

The fund's current dividend of 4.15 cents per share for Class R Shares translated into a distribution yield of 5.37% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 36% federal income tax bracket would have to earn 8.39% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 3.11% from a year ago. The average annual total return on NAV for this class was 9.31%, which translated into a taxable-equivalent total return of 12.59%.

  The fund's Class R Share SEC yield of 4.93% on February 29, 1996, translated into 7.70% on a taxable-equivalent basis.


* One-year, 5-year and 10-year total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued on June 13, 1995.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN INSURED
MUNICIPAL BOND FUND

Insured Muni Bond

INDEX COMPARISON
Comparison of change in value of a $10,000 investment in Nuveen Insured Municipal Bond Fund R Shares* and Lehman Brothers Municipal Bond Index


[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen Insured Municipal Bond
 Fund-Total $19,688                      9,525   9,168  10,497  11,787  12,564  13,911  15,411  17,366  16,028  19,688

Past performance is not predictive of future performance


------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
------------------------------------------------------------------
                                1 year   5 years   Since inception
------------------------------------------------------------------
R Shares on NAV                 10.94%     8.80%            8.22%
A Shares on NAV                 10.90%       N/A            9.99%+
A Shares on offering price**     5.91%       N/A            6.62%+
C Shares on NAV                  9.88%       N/A            8.80%+
------------------------------------------------------------------


The fund's current dividend of 4.65 cents per share for Class R Shares translated into a distribution yield of 5.11% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 36% federal income tax bracket would have to earn 7.98% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 5.20% from a year ago. The average annual total return on NAV for this class was 10.94%, which translated into a taxable-equivalent total return of 14.10%.

  The fund's Class R Share SEC yield of 5.00% on February 29, 1996, translated into 7.81% on a taxable-equivalent basis.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

PORTFOLIO OF INVESTMENTS             NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                              FEBRUARY 29, 1996


NUVEEN MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                      OPT. CALL                             MARKET
AMOUNT           DESCRIPTION                                                 PROVISIONS*        RATINGS**             VALUE
----------------------------------------------------------------------------------------------------------------------------
                 ALASKA - 0.9%
                 Alaska Housing Finance Corporation, Insured
                   Mortgage Program:
$ 4,085,000        6.375%, 12/01/07                                          6/96 at 101             Aa         $ 4,134,714
  3,290,000        7.650%, 12/01/10                                         12/00 at 102             Aa           3,482,399
 10,885,000        7.800%, 12/01/30                                         12/00 at 102             Aa          11,555,189
                 Alaska State Housing Finance Corporation:
  3,675,000        6.375%, 12/01/12 (Pre-refunded to 12/01/02)              12/02 at 102             Aa           4,028,645
  2,250,000        6.600%, 12/01/23 (Pre-refunded to 12/01/02)              12/02 at 102             Aa           2,487,623
----------------------------------------------------------------------------------------------------------------------------
                 ARIZONA - 2.4%
  7,750,000      Arizona State University, 5.750%, 7/01/12                   7/02 at 101             AA           7,876,713
                 Salt River Project, Agricultural Improvement
                   and Power District:
  5,000,000        4.900%, 1/01/08                                           1/04 at 102             Aa           4,966,400
  9,145,000        5.000%, 1/01/10                                           7/96 at 100             Aa           8,917,015
 26,200,000        4.750%, 1/01/17                                           1/04 at 100             Aa          23,643,404
 20,350,000        5.500%, 1/01/28                                           1/02 at 100             Aa          19,681,096
  4,570,000      Scottsdale Industrial Development Authority
                   (Scottsdale Memorial Hospital),
                   8.500%, 9/01/07                                           9/97 at 102            Aaa           4,939,987
----------------------------------------------------------------------------------------------------------------------------
                 ARKANSAS - 0.4%
 11,210,000      Jefferson County Hospital, 6.000%, 7/01/06                  7/03 at 102              A          11,895,716
----------------------------------------------------------------------------------------------------------------------------
                 CALIFORNIA - 15.2%
                 California Department of Water Resources
                   (Central Valley Project):
 15,515,000        5.700%, 12/01/16                                      6/03 at 101 1/2             Aa          15,593,040
  9,500,000        5.750%, 12/01/19                                      6/03 at 101 1/2             Aa           9,573,720
 12,250,000        5.500%, 12/01/23                                     12/03 at 101 1/2             Aa          11,934,318
 20,000,000        4.875%, 12/01/27                                         12/03 at 101             Aa          17,736,000
 13,025,000      California Health Facilities Financing Authority
                   (Catholic Healthcare West), 5.000%, 7/01/14               7/04 at 102            Aaa          12,142,426
 12,000,000      California State Public Works Board,
                   Department of Corrections (California State
                   Prison, Monterey), 7.000%, 11/01/19                      11/04 at 102              A          13,532,520
 34,795,000      California Statewide Communities Development
                   Authority (St. Joseph Health System),
                   5.500%, 7/01/23                                           7/03 at 102             Aa          33,346,484
                 California Statewide Communities Development
                   Authority (Unihealth America):
 11,500,000        5.500%, 10/01/14                                         10/03 at 102            Aaa          11,308,870
 20,000,000        5.750%, 10/01/25                                         10/03 at 102            Aaa          20,050,000
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     OPT. CALL                             MARKET
AMOUNT           DESCRIPTION                                                PROVISIONS*        RATINGS**             VALUE
----------------------------------------------------------------------------------------------------------------------------
                 CALIFORNIA (CONTINUED)
$ 11,725,000     Central California Joint Powers Health Finance
                   Authority, Certificates of Participation,
                   5.250%, 2/01/13                                         2/03 at 102               A         $10,803,532
   9,000,000     East Bay Municipal Utility District,
                   5.000%, 6/01/21                                         6/03 at 102             Aaa           8,313,930
                 Foothill/Eastern Transportation Corridor Agency:
  45,000,000       0.000%, 1/01/23                                        No Opt. Call           BBB--           8,147,250
  15,000,000       6.000%, 1/01/34                                         1/05 at 102           BBB--          14,342,100
   9,040,000     Los Angeles Convention and Exhibition
                   Center Authority, 5.125%, 8/15/13                       8/03 at 102             Aaa           8,657,518
                 Los Angeles Department of Water and Power:
  17,575,000       6.500%, 4/15/32                                         4/02 at 102              Aa          18,800,681
  13,100,000       6.125%, 1/15/33                                         1/03 at 102              Aa          13,682,033
                 Los Angeles Wastewater System:
   7,000,000       5.700%, 6/01/20                                         6/03 at 102             Aaa           7,001,820
  15,615,000       5.200%, 11/01/21                                       11/03 at 102             Aaa          14,637,501
  21,000,000       5.700%, 6/01/23                                         6/03 at 102             Aaa          21,080,220
                 Los Angeles County Metropolitan Transit
                   Authority:
  15,750,000       5.500%, 7/01/13                                         7/03 at 102            AA--          15,328,530
  14,935,000       4.750%, 7/01/18                                         7/03 at 102             Aaa          13,388,481
   8,000,000       5.250%, 7/01/23                                         7/03 at 102             Aaa           7,530,000
                 Los Angeles County Sanitation Districts
                   Financing Authority:
   6,500,000       5.375%, 10/01/13                                       10/03 at 102              Aa           6,340,880
  19,500,000       5.000%, 10/01/23                                       10/03 at 100              Aa          17,700,150
  31,360,000     Los Angeles County Transportation Commission,
                   6.750%, 7/01/19 (Pre-refunded to 7/01/02)               7/02 at 102             Aaa          36,041,107
                 Metropolitan Water District of Southern California:
   4,670,000       5.500%, 1/01/10                                         7/96 at 101             AA+           4,725,620
   5,000,000       5.500%, 7/01/19                                         7/02 at 102              Aa           4,874,550
  12,750,000     Modesto Irrigation District (Geysers Geothermal
                   Power Project), Certificates of Participation,
                   7.250%, 10/01/15                                       10/96 at 102              A1          13,239,983
  22,575,000     Northern California Power Agency,
                   7.150%, 7/01/24                                         7/98 at 102               A          24,355,942
  12,600,000     Sacramento Sanitation District Finance
                   Authority, 4.750%, 12/01/23                            12/03 at 102              Aa          11,043,270
   7,600,000     Santa Clara County (Capital Project No. 1),
                   Certificates of Participation,
                   8.000%, 10/01/06 (Pre-refunded to 10/01/96)            10/96 at 102             AAA           7,960,012
   8,050,000     University of California, 6.875%, 9/01/16
                   (Pre-refunded to 9/01/02)                               9/02 at 102             A--           9,302,741
----------------------------------------------------------------------------------------------------------------------------

                                                                               NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                        FEBRUARY 29, 1996
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                           PROVISIONS*       RATINGS**                 VALUE
-------------------------------------------------------------------------------------------------------------------------
                 COLORADO - 1.3%
$31,750,000      Colorado Housing Finance Authority,
                   7.250%, 11/01/31                                   11/01 at 102              Aa           $33,558,798
  4,250,000      Denver City and County Airport System,
                   7.250%, 11/15/25                                   11/02 at 102             Baa             4,864,508
-------------------------------------------------------------------------------------------------------------------------
                 CONNECTICUT - 0.3%
  5,745,000      Connecticut Housing Finance Authority,
                   7.550%, 11/15/08                                   11/00 at 102              Aa             5,908,847
  2,970,000      Connecticut Resources Recovery Authority,
                   8.625%, 1/01/04                                     7/96 at 102               A             3,040,092
-------------------------------------------------------------------------------------------------------------------------
                 DISTRICT OF COLUMBIA - 0.3%
  7,560,000      CHT Housing, Inc., FHA-Insured,
                   8.500%, 1/01/22                                     7/96 at 103             N/R             7,813,940
-------------------------------------------------------------------------------------------------------------------------
                 FLORIDA - 2.5%
  4,500,000      Dade County Health Facilities Authority
                   (Mt. Sinai Medical Center),
                   8.400%, 12/01/07 (Pre-refunded to
                   12/01/99)                                          12/99 at 102             Aaa             4,951,665
 31,000,000      Hillsborough County Industrial Development
                   Authority, Pollution Control (Tampa Electric),
                   8.000%, 5/01/22                                     5/02 at 103             Aa2            36,898,990
  7,000,000      Jacksonville Electric Authority (St. John's
                   River Power Park System), 6.500%, 10/01/14     10/99 at 101 1/2             Aa1             7,455,980
 15,000,000      Orlando Utilities Commission, 5.000%, 10/01/23       10/99 at 100              Aa            13,557,450
  8,005,000      Pensacola Health Facilities Authority
                   (Daughters of Charity), 7.750%, 1/01/03
                   (Pre-refunded to 1/01/98)                       1/98 at 101 1/2             Aaa             8,691,189
  1,485,000      Sarasota Elderly Housing Corporation,
                   7.500%, 7/01/09                                     7/96 at 104               A             1,548,588
-------------------------------------------------------------------------------------------------------------------------
                 HAWAII - 0.3%
  8,000,000      Hawaii Department of Budget and Finance
                   (Kapiolani Health Care System),
                   7.650%, 7/01/19 (Pre-refunded to 7/01/01)           7/01 at 102             Aaa             9,401,600
-------------------------------------------------------------------------------------------------------------------------
                 ILLINOIS - 15.9%
  8,500,000      Illinois Development Finance Authority
                   (Columbus-Cuneo-Cabrini Medical Center),
                   8.500%, 2/01/15 (Pre-refunded to 2/01/00)           2/00 at 102             Baa             9,909,300
  8,500,000      Illinois Educational Facilities Authority
                   (The University of Chicago), 5.600%, 7/01/24        7/03 at 102             Aaa             8,258,430
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                             OPT. CALL                         MARKET
AMOUNT           DESCRIPTION                                        PROVISIONS*    RATINGS**             VALUE
--------------------------------------------------------------------------------------------------------------
                 ILLINOIS (CONTINUED)
                 Illinois General Obligation:
$   15,100,000    6.200%, 10/01/04                                 10/02 at 102          AA-    $   16,637,482
    14,750,000    5.875%, 6/01/10                                   6/02 at 102          AA-        15,146,038
     5,000,000    5.875%, 6/01/11                                   6/02 at 102          AA-         5,114,250
    10,000,000    5.700%, 4/01/18                                   4/03 at 102          AA-         9,845,200
     4,770,000   Illinois Health Facilities Authority
                  (Rush Presbyterian), 6.900%, 10/01/02             4/96 at 100           A1         4,778,204
    12,420,000   Illinois Health Facilities Authority
                  (LaGrange Hospital), 7.625%, 7/01/13
                  (Pre-refunded to 7/01/96)                         7/96 at 102            A        12,833,089
    10,000,000   Illinois Health Facilities Authority (Highland
                  Park Hospital), 6.200%, 10/01/22                 10/02 at 102          Aaa        10,470,000
     6,115,000   Illinois Health Facilities Authority (Illinois
                  Masonic Medical Center), 5.500%, 10/01/19        10/03 at 102            A         5,641,026
    34,120,000   Illinois Health Facilities Authority,
                  (Rush-Presbyterian-St. Luke's Medical Center),
                  5.500%, 11/15/25                                 11/03 at 102          Aaa        32,791,367
    10,425,000   Illinois Independent Higher Education Loan
                  Authority (Northwestern University),
                  8.000%, 12/01/07                                 12/96 at 102          Aa1        10,923,628
                 Illinois Sales Tax:
    21,670,000    6.000%, 6/15/18                                   6/01 at 100          AAA        21,966,229
    14,200,000    5.250%, 6/15/18                                   6/03 at 102          AAA        13,554,610
                 Illinois State Toll Highway Authority:
    20,000,000    6.450%, 1/01/13                                   1/03 at 102           A1        20,866,200
     8,655,000    6.200%, 1/01/16                                   1/03 at 102          Aaa         9,120,293
                 Chicago General Obligation:
     5,800,000    5.250%, 1/01/18                                   1/04 at 102          Aaa         5,507,042
    16,270,000    5.625%, 1/01/23                                   1/03 at 102          Aaa        16,046,938
    22,335,000   Chicago Metropolitan Housing Development
                  Corporation, 6.900%, 7/01/22                      7/02 at 102           AA        23,309,029
     7,965,000   Chicago Motor Fuel Tax, 5.000%, 1/01/16            1/03 at 101          Aaa         7,391,759
                 Chicago O'Hare International Airport:
    46,750,000    5.000%, 1/01/16                                   1/04 at 102           A1        44,133,870
    18,710,000    5.000%, 1/01/18                                   1/04 at 102          Aaa        17,160,625
    15,905,000   Cook County General Obligation,
                  5.000%, 11/15/23                                 11/03 at 100          Aaa        14,454,305
                 Dupage Water Commission, General Obligation:
    39,040,000    7.875%, 3/01/11 (Pre-refunded to 3/01/96)         3/96 at 102          Aaa        39,830,560
    16,800,000    5.750%, 3/01/11                                   3/02 at 100          Aaa        17,042,256
     9,500,000    5.250%, 5/01/14                                   5/03 at 102           Aa         9,362,630
     2,000,000   Hazel Crest (South Suburban Hospital),
                  9.125%, 7/01/17 (Pre-refunded to 7/01/97)         7/97 at 102          AAA         2,183,480
--------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                     MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*  RATINGS**           VALUE
-------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$  56,180,000  Metropolitan Pier & Exposition Authority
                (McCormick Place Expansion Project),
                6.500%, 6/15/27                                        6/03 at 102         A+    $  58,538,436
               Zion Elderly Housing Corporation:
      240,000   7.250%, 3/01/98                                        3/96 at 102          A         244,795
    1,705,000   7.750%, 3/01/10                                        3/96 at 102          A       1,741,555
-------------------------------------------------------------------------------------------------------------
               INDIANA - 2.7%
   47,100,000  Indiana Health Facilities Financing Authority
                (Daughters of Charity), 5.750%, 11/15/22              11/03 at 102         Aa      45,996,447
   10,500,000  Indiana Health Facilities Financing Authority
                (Methodist Hospital), 5.750%, 9/01/11                  9/02 at 102        Aaa      10,712,100
   12,550,000  Indiana Office Building Commission,
                8.750%, 7/01/12 (Pre-refunded to 7/01/97)              7/97 at 102        Aaa      13,641,348
    2,500,000  Indianapolis Local Public Improvement,
                Bond Bank, 6.750%, 2/01/20                             2/03 at 102          +       2,712,850
    3,135,000  Indianapolis Resource Recovery (Ogden Martin),
                7.900%, 12/01/08                                      12/96 at 103          A       3,307,300
    2,470,000  Southwind Housing, Inc., 7.125%, 11/15/21              No Opt. Call         AA       3,058,231
-------------------------------------------------------------------------------------------------------------
               IOWA - 0.3%
    4,035,000  Iowa Housing Finance Authority,
                5.875%, 8/01/08                                        8/96 at 101        Aa1       4,071,840
    3,815,000  Davenport (Mercy Hospital), 6.625%, 7/01/14             7/02 at 102        Aaa       4,222,404
-------------------------------------------------------------------------------------------------------------
               KENTUCKY - 3.2%
               Kentucky Housing Corporation:
   17,600,000   5.300%, 7/01/10                                        1/04 at 102        Aaa      17,269,648
   14,400,000   5.400%, 7/01/14                                        1/04 at 102        Aaa      14,087,520
    3,925,000   7.250%, 1/01/17                                        7/01 at 102        Aaa       4,188,250
               Kentucky Turnpike Authority:
    9,860,000   8.000%, 7/01/03                                        7/97 at 102         A+      10,540,636
    8,980,000   5.000%, 7/01/08                                        7/97 at 100         A+       8,829,316
   34,500,000  Carroll County Pollution Control (Kentucky
                Utilities Company), 7.450%, 9/15/16                    9/02 at 102        Aa2      39,604,275
-------------------------------------------------------------------------------------------------------------
               MAINE - 0.3%
   10,000,000  Maine State Housing Authority,
                5.700%, 1/15/26                                        2/04 at 102        AA-       9,719,600
-------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 3.3%
   15,000,000  Massachusetts Bay Transportation Authority,
                Certificates of Participation,
                7.650%, 8/01/15 (Pre-refunded to 8/01/00)              8/00 at 102        Aaa     17,330,850
------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                     MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*  RATINGS**           VALUE
-------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS (CONTINUED)
$  19,670,000  Massachusetts General Obligation,
                4.700%, 8/01/02                                       No Opt. Call         A1   $  19,990,818
               Massachusetts Water Resources Authority:
   14,765,000   5.250%, 3/01/13                                        3/03 at 102          A      14,202,896
    6,500,000   7.500%, 4/01/16 (Pre-refunded to 4/01/00)              4/00 at 102        Aaa       7,412,795
    9,500,000   6.000%, 4/01/20                                        4/00 at 100          A       9,538,570
   24,650,000   5.250%, 12/01/20                                      12/04 at 102          A      23,201,320
    5,795,000   5.000%, 3/01/22                                        3/03 at 100          A       5,208,546
-------------------------------------------------------------------------------------------------------------
               MICHIGAN - 4.5%
    3,000,000  Michigan Hospital Finance Authority (Genesys
                Health System), 7.500%, 10/01/27                      10/05 at 100        Baa       3,162,090
               Michigan Housing Development Authority:
    3,950,000   6.750%, 7/01/05                                        7/96 at 100        Aa1       3,960,073
   12,080,000   5.700%, 4/01/12                                        4/04 at 102        Aaa      12,208,531
   10,000,000  Michigan Housing Development Authority,
                Rental Housing, 6.600%, 4/01/12                       10/02 at 102         A+      10,377,100
    4,000,000  Michigan State Hospital Finance Authority
                (Henry Ford Hospital), 7.500%, 7/01/13
                (Pre-refunded to 1/01/97)                              1/97 at 102        Aaa       4,217,040
               Michigan State Hospital Finance Authority
                (The Detroit Medical Center):
   19,585,000   5.750%, 8/15/13                                        8/04 at 102          A      19,069,327
   54,000,000   5.500%, 8/15/23                                        8/04 at 102          A      50,558,040
    5,000,000  Detroit Sewage Disposal System, 8.250%, 7/01/05
                (Pre-refunded to 7/01/97)                              7/97 at 102          A       5,396,900
   16,805,000  St. Joseph Hospital Finance Authority (Mercy
                Memorial Medical Center Obligated Group),
                5.250%, 1/01/16                                        1/04 at 102        Aaa      15,979,034
    5,000,000  University of Michigan Hospital,
                6.625%, 12/01/10                                      12/96 at 100         Aa       5,051,400
-------------------------------------------------------------------------------------------------------------
               MINNESOTA - 0.9%
               Minnesota Housing Finance Agency:
    8,600,000   5.800%, 8/01/11                                        2/05 at 102        Aaa       8,703,630
    2,520,000   6.250%, 2/01/20                                        8/96 at 102         A1       2,555,986
   14,420,000  Minneapolis Convention Center,
                7.750%, 4/01/11 (Pre-refunded to 4/01/96)              4/96 at 102        Aaa      14,763,773
-------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.9%
    2,740,000  Missouri Environmental Improvement and
                Energy Resource Authority, Pollution Control
                (Associated Electric Cooperative, Inc.),
                7.900%, 11/15/14                                       5/96 at 103        Aa3       2,842,147
 ------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 MISSOURI (CONTINUED)
$   15,750,000   Missouri Health and Educational Facilities
                  Authority (Heartland Health), 8.125%, 10/01/10      10/99 at 102 1/2             BBB+      $   18,042,413
     6,195,000   Missouri Housing Development Commission,
                  7.000%, 9/15/22                                      3/96 at 101 3/4              AA+           6,318,776
---------------------------------------------------------------------------------------------------------------------------
                 NEBRASKA - 1.4%
    37,895,000   Consumers Public Power District, 5.100%, 1/01/03          7/96 at 100               A1          37,934,411
     2,475,000   Hall County Hospital Authority (Sisters of Charity),
                  6.750%, 12/01/07                                         6/96 at 103               Aa           2,549,572
---------------------------------------------------------------------------------------------------------------------------
                 NEVADA - 0.2%
     7,130,000   Reno, Insured Hospital Revenue (St. Mary's
                  Regional Medical Center), 5.800%, 5/15/13                5/03 at 102              Aaa           7,293,634
---------------------------------------------------------------------------------------------------------------------------
                 NEW HAMPSHIRE - 0.3%
     8,500,000   New Hampshire Industrial Development
                  Authority, Pollution Control (Central
                  Maine Power Company), 7.375%, 5/01/14                   12/01 at 103             Baa3           9,093,555
---------------------------------------------------------------------------------------------------------------------------
                 NEW JERSEY - 0.4%
    10,750,000   New Jersey Housing and Mortgage Finance
                  Agency, 6.950%, 11/01/13                                 5/02 at 102               A+          11,393,818
---------------------------------------------------------------------------------------------------------------------------
                 NEW YORK - 7.9%
     8,000,000   New York Local Government Assistance
                  Corporation, 7.000%, 4/01/18 (Pre-refunded
                  to 4/01/02)                                              4/02 at 102              Aaa           9,260,080
    19,490,000   New York State Housing Finance Agency, Health
                  Facilities (New York City), 8.000%, 11/01/08            11/00 at 102             BBB+          22,002,066
    11,490,000   New York State Mortgage Agency, 6.875%, 4/01/17          10/96 at 102               Aa          11,810,226
    10,725,000   Battery Park City Authority, 5.000%, 11/01/13            11/03 at 102               AA           9,866,893
                 New York Municipal Assistance Corporation:
    16,270,000    7.750%, 7/01/06                                          7/97 at 102               Aa          17,350,653
    18,565,000    6.750%, 7/01/06                                          7/97 at 102               Aa          19,498,820
    23,535,000    7.250%, 7/01/08                                          7/96 at 102               Aa          24,251,170
    14,250,000    6.000%, 7/01/08                                          7/97 at 100               Aa          14,465,318
                 New York City General Obligation:
    16,500,000    4.875%, 10/01/01                                        No Opt. Call             Baa1          16,183,365
     2,350,000    6.000%, 8/15/04                                         No Opt. Call             Baa1           2,412,604
     7,500,000    5.900%, 2/01/05                                         No Opt. Call             Baa1           7,598,175
     5,000,000    8.125%, 11/01/06 (Pre-refunded to 11/01/97)         11/97 at 101 1/2              Aaa           5,437,700
     8,000,000    5.750%, 8/15/11                                          8/03 at 102             Baa1           7,702,640
     8,525,000    6.625%, 8/01/12 (Pre-refunded to 8/01/02)            8/02 at 101 1/2              Aaa           9,734,271
    12,655,000    5.750%, 2/01/17                                      2/06 at 101 1/2             Baa1          11,942,270
    14,000,000    6.625%, 2/15/25                                          2/05 at 101             Baa1          14,716,520
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                     MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*    RATINGS**         VALUE
-------------------------------------------------------------------------------------------------------------
               NEW YORK (CONTINUED)
               New York City Municipal Water Finance
                Authority, Water and Sewer System:
$   8,600,000   6.000%, 6/15/17                                    6/02 at 101 1/2            A  $  8,764,948
   10,000,000   7.750%, 6/15/20 (Pre-refunded to 6/15/01)          6/01 at 101 1/2          Aaa    11,778,600
    5,000,000  Triborough Bridge and Tunnel Authority,
                General Purpose, 4.750%, 1/01/19                       1/04 at 100           Aa     4,512,300
-------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 3.0%
               North Carolina Eastern Municipal Power Agency:
   63,160,000   6.250%, 1/01/12                                        1/03 at 102            A    64,900,058
   17,290,000   8.000%, 1/01/21 (Pre-refunded to 1/01/98)              1/98 at 102          Aaa    18,929,092
    5,545,000  North Carolina Municipal Power Agency
                No. 1, (Catawba), 7.625%, 1/01/14                      1/98 at 102          Aaa     5,973,296
               Housing Authority of Wilmington:
      165,000   7.750%, 6/01/98                                        6/96 at 100           AA       171,125
    1,195,000   7.750%, 6/01/10                                        6/96 at 100           AA     1,279,295
-------------------------------------------------------------------------------------------------------------
               OHIO - 0.1%
      500,000  Ohio Building Authority (Toledo Center),
                9.100%, 10/01/04                                      4/96 at 103            A1       517,205
-------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 0.2%
    5,375,000  Comanche County Hospital Authority,
                8.050%, 7/01/16 (Pre-refunded to 7/01/99)             7/99 at 102           AAA     6,137,390
    2,970,000  Midwest City Memorial Hospital Authority,
                7.375%, 4/01/12                                       4/02 at 102          BBB+     3,096,195
-------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 4.8%
               Pennsylvania Housing Finance Agency:
    4,025,000   8.100%, 7/01/13                                       7/02 at 102          AAA      4,459,338
   16,830,000   8.200%, 7/01/24                                       7/02 at 102          AAA     18,639,730
   22,500,000  Pennsylvania Housing Finance Agency, Rental
                Housing (FNMA), 5.750%, 7/01/14                       7/03 at 102          Aaa     22,610,925
   15,000,000  Pennsylvania Intergovernmental Cooperative
                Authority (Philadelphia Funding Program),
                5.000%, 6/15/22                                       6/03 at 100          Aaa     13,719,600
    5,000,000  Allegheny County Hospital Development
                Authority (St. Francis Medical Center),
                8.125%, 6/01/13 (Pre-refunded to 6/01/96)             6/96 to 102          Aaa      5,160,150
   10,000,000  Lehigh County Industrial Development
                Authority, Pollution Control (Pennsylvania
                Power and Light Company), 6.400%, 9/01/29             9/04 at 102          Aaa     10,839,700
    9,300,000  Philadelphia Airport, 6.200%, 6/15/06                  6/96 at 100          A--      9,305,487
-------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                               OPT. CALL                      MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*    RATINGS**         VALUE
-------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (CONTINUED)
               Philadelphia Water and Sewer:
$  10,000,000   7.500%, 8/01/10 (Pre-refunded to 8/01/01)              8/01 at 102          AAA  $ 11,702,000
    5,890,000   7.250%, 7/01/14 (Pre-refunded to 7/01/96)              7/96 at 102          AAA     6,026,471
    7,000,000   7.000%, 8/01/18 (Pre-refunded to 8/01/01)              8/01 at 100          AAA     7,912,380
   28,075,000  Philadelphia Hospitals and Higher Educational
                Facilities Authority (Pennsylvania Hospital),
                7.250%, 7/01/14                                        7/96 at 101            A    28,392,809
-------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 0.2%
   7,595,000   Rhode Island Convention Center Authority,
                5.000%, 5/15/20                                       5/03 at 100           Aaa     6,886,994
-------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.8%
  20,750,000   Piedmont Municipal Power Agency,
                7.400%, 1/01/18                                       1/98 at 102           Aaa    22,274,918
-------------------------------------------------------------------------------------------------------------
               TEXAS - 4.3%
               Austin Water, Sewer and Electric:
     300,000    14.000%, 11/15/01 (Pre-refunded to 5/15/99)           5/99 at 100             A       387,408
  18,415,000    14.000%, 11/15/01                                    No Opt. Call             A    25,251,341
   4,000,000    11.000%, 11/15/02 (Pre-refunded to 5/15/97)           5/97 at 100           AAA     4,355,880
  28,500,000   Brazos River Authority, 5.800%, 8/01/15                8/00 at 102           Aaa    28,779,585
  24,800,000   Harris County Toll Road, 5.300%, 8/15/13               8/04 at 102           Aaa    24,513,064
   7,000,000   Harris County Health Facilities Development
                Corporation (St. Luke's Episcopal Hospital),
                6.750%, 2/15/21                                       2/01 at 102           Aa      7,531,230
   3,345,000   Houston Water and Sewer System, 8.200%, 12/01/15
                (Pre-refunded to 12/01/96)                           12/96 at 102          AAA      3,532,588
               San Antonio Electric and Gas Systems:
   5,000,000    8.000%, 2/01/09 (Pre-refunded to 2/01/98)             2/98 at 102          Aaa      5,486,400
   3,500,000    8.000%, 2/01/16 (Pre-refunded to 2/01/98)             2/98 at 102          Aaa      3,840,480
  16,000,000   San Antonio Electric and Gas System,
                5.000%, 2/01/17                                       2/02 at 101          Aa1     14,704,640
   5,615,000   San Antonio Sewer System, 7.900%, 5/01/14
                (Pre-refunded to 5/01/97)                         5/97 at 101 1/2          Aaa      5,986,769
-------------------------------------------------------------------------------------------------------------
               UTAH - 3.0%
               Intermountain Power Agency:
   6,300,000    5.500%, 7/01/13                                       7/03 at 103          Aa       6,254,325
  32,080,000    7.875%, 7/01/14                                       7/96 at 102          Aa      33,168,795
  16,260,000    7.200%, 7/01/19                                       7/97 at 102          Aa      17,152,186
  31,990,000    5.000%, 7/01/23                                       7/03 at 100          Aa      28,559,712
   1,730,000   Layton Industrial Development (K-Mart),
                8.750%, 6/01/05                                       6/96 at 100        Baa3       1,615,889
-------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                              MARKET
AMOUNT           DESCRIPTION                                           PROVISIONS*         RATINGS**             VALUE
-------------------------------------------------------------------------------------------------------------------------
                 VERMONT - 0.1%
$   255,000      University of Vermont, Housing, Dining and
                   Student Services, 6.300%, 7/01/06                   7/96 at 101                A1       $   258,583
-------------------------------------------------------------------------------------------------------------------------
                 VIRGINIA - 3.8%
                 Virginia Housing Development Authority:
  3,275,000        6.700%, 11/01/21                                   11/96 at 101               AA+         3,309,027
 50,000,000        7.150%, 1/01/33                                     1/02 at 102               Aa1        52,781,500
                 Virginia Housing Development Authority,
                   Multi-Family Housing:
 19,080,000        5.550%, 5/01/08                                     5/03 at 102               AA+        18,994,903
 28,075,000        5.900%, 5/01/14                                     5/03 at 102               AA+        27,948,382
  6,240,000      Chesapeake Hospital Authority (Chesapeake
                   General Hospital), 7.625%, 7/01/18
                   (Pre-refunded to 7/01/98)                           7/98 at 102               Aaa         6,887,587
  1,035,000      Chesapeake Industrial Development Authority
                   (Camelot Hall Nursing Home),
                   7.500%, 9/01/01                                    No Opt. Call               N/R         1,039,016
-------------------------------------------------------------------------------------------------------------------------
                 WASHINGTON - 7.0%
                 Washington Public Power Supply System,
                   Nuclear Project No. 1:
 14,260,000        7.000%, 7/01/07                                    No Opt. Call                Aa        16,383,884
  7,805,000        7.000%, 7/01/09                                    No Opt. Call                Aa         8,980,667
 18,500,000        5.750%, 7/01/13                                     7/03 at 102                Aa        18,268,750
 10,000,000        5.375%, 7/01/15                                     7/03 at 102                Aa         9,369,900
  5,000,000        7.125%, 7/01/16                                    No Opt. Call                Aa         5,807,700
 10,000,000        5.700%, 7/01/17                                     7/03 at 102               Aaa         9,993,000
                 Washington Public Power Supply, Nuclear
                   Project No. 3:
  9,180,000        5.300%, 7/01/10                                     7/03 at 102                Aa         8,904,967
 51,070,000        5.375%, 7/01/15                                     7/03 at 102                Aa        47,635,032
  2,095,000        15.000%, 7/01/18 (Pre-refunded to 7/01/96)          7/96 at 103               Aaa         2,238,738
  8,835,000        5.700%, 7/01/18                                     7/03 at 102                Aa         8,568,448
 11,545,000        5.500%, 7/01/18                                     7/03 at 102                Aa        10,899,635
  6,635,000      Chelan County Public Utility District No. 1,
                   5.125%, 7/01/23                                     7/96 at 100                A1         6,044,286
 31,482,000      Chelan County Public Utility District No. 1
                   (Rocky Reach Hydro-Electric System),
                   5.000%, 7/01/13                                     7/96 at 100                A1        30,608,375
  6,805,000      Columbia Storage Power Exchange, 3.875%, 4/01/03      4/96 at 100                Aa         6,790,165
 15,600,000      Douglas County Public Utility District No. 1
                   (Wells Hydroelectric), 4.000%, 9/01/18              9/96 at 101                A+        13,139,256
-------------------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                      OPT. CALL                           MARKET
AMOUNT           DESCRIPTION                                                 PROVISIONS*       RATINGS**            VALUE
-------------------------------------------------------------------------------------------------------------------------
                 WISCONSIN - 3.7%
$   13,700,000   Wisconsin Health and Educational Facilities
                   Authority (Columbia Hospital), 6.250%, 11/15/21          11/01 at 102             Aaa   $   14,385,548
     6,000,000   Wisconsin Health and Educational Facilities
                   Authority (Meriter Health Services),
                   6.000%, 12/01/22                                         12/02 at 102             Aaa        6,186,720
    13,500,000   Wisconsin Health and Educational Facilities
                   Authority (Aurora Health Care Obligated Group),
                   5.250%, 8/15/23                                           8/03 at 102             Aaa       12,560,940
     3,250,000   Wisconsin Health and Educational Facilities
                   Authority (Froedtert Memorial Lutheran Hospital),
                   5.875%, 10/01/13                                         10/04 at 102             Aaa        3,332,225
    32,000,000   Wisconsin Health and Educational Facilities
                   Authority (Aurora Medical Group),
                   5.750%, 11/15/25                                          5/06 at 102             Aaa       31,659,520
                 Wisconsin Housing and Economic
                   Development Authority:
    28,200,000     5.800%, 11/01/13                                         12/03 at 102              A1       28,073,943
     4,500,000     5.800%, 6/01/17                                          No Opt. Call               A        4,719,642
     8,500,000     7.050%, 11/01/22                                          4/02 at 102              A1        9,039,580
-------------------------------------------------------------------------------------------------------------------------
                 PUERTO RICO - 0.3%
     8,000,000   Puerto Rico Aqueduct and Sewer Authority,
                   7.875%, 7/01/17 (Pre-refunded to 7/01/98)                 7/98 at 102             AAA        8,888,000
-------------------------------------------------------------------------------------------------------------------------
$2,830,552,000   Total Investments - (Cost $2,668,395,087) - 97.2%                                          2,835,978,201
================---------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 1.1%
$   15,000,000   Harris County Health Facilities Development
                   Corporation (The Methodist Hospital),
                   Variable Rate Demand Bonds, 3.450%, 12/01/25+                                    A-1+       15,000,000
     3,400,000   Hillsborough County Industrial Development
                   Authority (Tampa Electric Company),
                   Variable Rate Demand Bonds, 3.450%, 9/01/25+                                     Aa-2        3,400,000
     7,200,000   Metropolitan Nashville Airport Authority, Special
                   Facilities (American Airlines), Variable Rate
                   Demand Bonds, 3.500%, 10/01/12+                                                  A-1+        7,200,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     OPT. CALL                                   MARKET
AMOUNT              DESCRIPTION                                             PROVISIONS*              RATINGS**             VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES (CONTINUED)
$   2,800,000       Monroe County Economic Development Corporation,
                      Pollution Control (The Detroit Edison Company),
                      Variable Rate Demand Bonds, 3.350%, 10/01/24+                                     VMIG-1   $     2,800,000
    3,200,000       New York City General Obligation, Fiscal 1995B-B6,
                      Insured, Adjustable Rate Demand Bonds,
                      3.450%, 8/15/05+                                                                  VMIG-1         3,200,000
-----------------------------------------------------------------------------------------------------------------------------------
$  31,600,000       Total Temporary Investments - 1.1%                                                                31,600,000
-----------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 1.7%                                                              50,067,106
-----------------------------------------------------------------------------------------------------------------------------------
                    Net Assets - 100%                                                                            $ 2,917,645,307
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET            MARKET
                    STANDARD & POOR'S                       MOODY'S           OF ISSUES                  VALUE           PERCENT
-----------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF                       AAA                            Aaa                  78       $    934,014,456                32%
RATINGS**              AA+, AA, AA--              Aa1, Aa, Aa2, Aa3                  74          1,037,562,805                37
PORTFOLIO OF                      A+                             A1                  20            333,572,856                12
INVESTMENTS                   A, A--                      A, A2, A3                  26            367,144,188                13
(EXCLUDING          BBB+, BBB, BBB--          Baa1, Baa, Baa2, Baa3                  16            154,830,940                 5
TEMPORARY                  Non-rated                      Non-rated                   2              8,852,956                 1
INVESTMENTS):
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                               216       $  2,835,978,201               100%
====================================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

NUVEEN INSURED MUNICIPAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                      OPT. CALL                                     MARKET
AMOUNT                DESCRIPTION                                            PROVISIONS*           RATINGS**                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      ALABAMA - 5.5%
$   2,120,000         Albertville Water Supply Board, 6.700%, 3/01/11        3/02 at 102                 Aaa          $   2,354,599
    3,500,000         Athens Electric, 6.000%, 6/01/25                       6/05 at 102                 Aaa              3,649,555
    4,795,000         Auburn Government Utility Services Corporation,
                        Wastewater Treatment, 7.300%, 1/01/21               12/99 at 102                 Aaa              5,283,227
    1,875,000         Birmingham Special Care Facilities Financing
                        Authority (Baptist Medical Center),
                        7.000%, 1/01/21                                      1/01 at 102                 Aaa              2,070,169
                      Daphne Utilities Board, Water, Gas and Sewer:
    1,255,000           7.350%, 6/01/20 (Pre-refunded to 6/01/00)            6/00 at 102                 Aaa              1,429,571
    1,225,000           7.350%, 6/01/20                                      6/00 at 102                 Aaa              1,377,219
                      Madison General Obligation:
    3,000,000           6.250%, 2/01/19                                      2/04 at 102                 Aaa              3,192,570
    5,500,000           6.000%, 4/01/23                                      4/05 at 102                 Aaa              5,751,295
    3,000,000         Mobile County General Obligation,
                        6.700%, 2/01/11 (Pre-refunded to 2/01/00)            2/00 at 102                 Aaa              3,321,780
    3,000,000         Oneanta Utilities Board, 6.900%, 11/01/24             11/04 at 102                 Aaa              3,409,740
                      Orange Beach Water and Sewer and Fire Authority:
    3,000,000           5.375%, 5/15/15                                      5/05 at 102                 Aaa              2,919,180
    4,500,000           5.400%, 5/15/20                                      5/05 at 102                 Aaa              4,360,815
                      West Morgan-East Lawrence Water Authority:
    2,200,000           6.800%, 8/15/19                                      8/04 at 102                 Aaa              2,487,166
    3,000,000           6.850%, 8/15/25                                      8/04 at 102                 Aaa              3,410,700
-----------------------------------------------------------------------------------------------------------------------------------
                      ALASKA - 0.6%
    5,000,000         Anchorage General Obligation, 5.600%, 1/01/14          1/04 at 100                 Aaa              4,935,800
-----------------------------------------------------------------------------------------------------------------------------------
                      ARIZONA - 1.2%
    3,180,000         Maricopa County Industrial Development
                        Authority (Baptist Hospital), 5.500%, 9/01/13        9/05 at 101                 Aaa              3,197,490
    6,000,000         Tempe Union High School District No. 213,
                        General Obligation, 6.000%, 7/01/10                  7/04 at 101                 Aaa              6,412,560
-----------------------------------------------------------------------------------------------------------------------------------
                      ARKANSAS - 0.3%
    2,000,000         Saline County (Saline Memorial Hospital),
                        6.000%, 9/01/19                                      9/05 at 102                 AAA              2,062,900
------------------------------------------------------------------------------------------------------------------------------------
                      CALIFORNIA - 9.5%
    3,525,000         Brea Public Financing Authority, Tax Allocation,
                        7.000%, 8/01/15 (Pre-refunded to 8/01/01)            8/01 at 102                 Aaa              4,053,433
    5,000,000         Brea Redevelopment Agency, Tax Allocation,
                        5.750%, 8/01/23                                      8/03 at 102                 Aaa              5,037,700
    4,150,000         Fairfield Public Finance Authority,
                        5.500%, 8/01/23                                      8/03 at 102                 Aaa              4,072,022
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                     MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*  RATINGS**           VALUE
-------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$ 2,500,000    Los Angeles Community Redevelopment Agency
                (Bunker Hill Project), 5.600%, 12/01/28               12/03 at 102        Aaa   $   2,450,125
 14,740,000    Los Angeles Convention and Exhibition Center
                Authority, 5.375%, 8/15/18                             8/03 at 102        Aaa      14,218,351
  4,500,000    M-S-R Public Power Agency, San Juan Project,
                6.000%, 7/01/20                                        7/03 at 102        Aaa       4,687,245
 13,750,000    Ontario Redevelopment Financing Authority,
                5.800%, 8/01/23                                        8/03 at 102        Aaa      14,470,638
  5,295,000    Riverside County Desert Justice Facility
                Corporation, Certificates of Participation,
                6.000%, 12/01/12                                      12/04 at 101        Aaa       5,530,945
  2,250,000    Sacramento Municipal Utility District,
                Electric System, 6.500%, 9/01/21
                (Pre-refunded to 9/01/01)                              9/01 at 102        Aaa       2,536,628
  7,500,000    San Bernardino, Joint Powers Finance Authority,
                Tax Allocation, 5.750%, 10/01/25                      10/05 at 102        Aaa       7,483,650
  1,750,000    San Bernadino, Certificates of Participation,
                5.500%, 8/01/22                                        8/05 at 102        Aaa       1,705,918
 10,000,000    University of California, 6.375%, 9/01/24               9/02 at 102        Aaa      10,696,600
-------------------------------------------------------------------------------------------------------------
               COLORADO - 2.3%
  6,000,000    Colorado Health Facilities Authority
                (Children's Hospital Association),
                5.250%, 10/01/26                                      10/06 at 101        Aaa       5,714,940
  4,000,000    Colorado Springs (Memorial Hospital),
                6.000%, 12/15/24                                      12/05 at 102        Aaa       4,155,640
  4,500,000    Denver Board of Water Commissioners,
                Certificates of Participation, 6.625%, 11/15/11       11/01 at 101        Aaa       4,952,925
  3,500,000    Jefferson County Equipment Lease, Certificates
                of Participation, 6.650%, 12/01/08                    12/02 at 102        Aaa       3,927,875
-------------------------------------------------------------------------------------------------------------
               DELAWARE - 0.5%
  3,600,000    Delaware Economic Development Authority,
                Pollution Control (Delmarva Power and
                Light Company), 6.750%, 5/01/19                        5/02 at 102        Aaa       4,005,144
-------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 1.1%
               District of Columbia General Obligation:
  2,500,000     7.500%, 6/01/10 (Pre-refunded to 6/01/00)              6/00 at 102        Aaa       2,862,225
  6,000,000     6.100%, 6/01/11                                        6/04 at 102        Aaa       6,245,280
-------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 FLORIDA - 1.5%
                 Florida Keys Aqueduct Authority:
$      920,000    6.750%, 9/01/21 (Pre-refunded to 9/01/01)               9/01 at 101               Aaa      $    1,040,603
        80,000    6.750%, 9/01/21                                         9/01 at 101               Aaa              88,391
                 Brevard County Utility System:
     1,520,000    7.375%, 3/01/14 (Pre-refunded to 3/01/98)               3/98 at 102               Aaa           1,656,131
       295,000    7.375%, 3/01/14                                         3/98 at 102               Aaa             317,995
     2,750,000   Lakeland (Lakeland Regional Medical
                  Center), 5.250% 11/15/25 (WI)                          11/06 at 102               Aaa           2,624,573
     3,500,000   Sarasota County Utility System,
                  5.250%, 10/01/25 (WI)                                  10/06 at 102               Aaa           3,360,350
     2,405,000   South Broward Hospital District,
                  7.500%, 5/01/08                                         5/03 at 102               Aaa           2,852,522
---------------------------------------------------------------------------------------------------------------------------

                 GEORGIA - 2.8%
     1,000,000   Georgia Municipal Electric Authority,
                  6.500%, 1/01/26                                         1/04 at 102               Aaa           1,086,310
     5,000,000   Albany Sewerage System, 6.625%, 7/01/17                  7/02 at 102               Aaa           5,548,400
     5,000,000   Appling County Development Authority
                  (Oglethorpe Power Corporation), 7.150%, 1/01/21         1/04 at 101               Aaa           5,718,350
     1,000,000   Atlanta Board of Education, Certificates of
                  Participation, 7.125%, 6/01/12
                  (Pre-refunded to 6/01/00)                               6/00 at 102               Aaa           1,130,410
     2,250,000   Chatham County Hospital Authority
                  (Savannah Memorial Medical Center),
                  7.000%, 1/01/21                                         1/01 at 102               Aaa           2,513,115
                 Marietta Development Authority (Life College):
     2,590,000    5.950%, 9/01/19                                         9/05 at 102               Aaa           2,755,113
     3,770,000    6.250%, 9/01/25                                         9/05 at 102               Aaa           3,869,528
---------------------------------------------------------------------------------------------------------------------------

                 ILLINOIS - 16.3%
                 Illinois General Obligation:
     3,065,000    6.100%, 2/01/19                                         2/05 at 102               Aaa           3,218,189
     5,000,000    5.875%, 8/01/19                                         8/04 at 102              AA--           5,054,100
     5,545,000    6.100%, 2/01/20                                         2/05 at 102               Aaa           5,822,139
     6,750,000   Illinois Health Facilities Authority
                  (Methodist Health Services), 8.000%, 8/01/15            2/99 at 103               Aaa           7,568,573
     4,500,000   Illinois Health Facilities Authority
                  (The Children's Memorial Hospital),
                  5.000%, 8/15/22                                         8/03 at 102               Aaa           4,074,975
     3,000,000   Illinois Health Facilities Authority
                  (The University of Chicago Hospitals),
                  6.125%, 8/15/24                                         8/04 at 102               Aaa           3,134,220
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 ILLINOIS (CONTINUED)
                 Illinois Health Facilities Authority (Ingalls Health
                  System):
$    7,000,000    6.250%, 5/15/14                                         5/04 at 102               Aaa      $    7,402,500
     2,100,000    7.000%, 1/01/19 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           2,355,675
     4,500,000    6.250%, 5/15/24                                         5/04 at 102               Aaa           4,712,175
     4,000,000   Illinois Health Facilities Authority
                  (Northwestern Medical Faculty
                  Foundation), 6.500%, 11/15/15                          11/04 at 102               Aaa           4,377,360
                 Illinois Health Facilities Authority (Community
                  Provider Pooled Loan):
        33,000    7.900%, 8/15/03 (Pre-refunded to 8/15/96)               8/96 at 102               Aaa              34,346
       162,000    7.900%, 8/15/03                                        No Opt. Call               Aaa             190,732
     1,268,000    7.900%, 8/15/03                                         8/99 at 100               Aaa           1,297,912
     5,000,000   Illinois Participations--Department of Central
                  Management Services--Public Aid,
                  5.650%, 7/01/17                                         7/06 at 102               Aaa           4,953,700
     7,705,000   Illinois State Toll Highway Authority,
                  6.200%, 1/01/16                                         1/03 at 102               Aaa           8,119,221
     1,910,000   Berwyn (MacNeal Memorial Hospital),
                  5.500%, 6/01/15                                         6/06 at 102               Aaa           1,866,605
     2,500,000   Chicago General Obligation (Central Public
                  Library Project), 6.850%, 1/01/17
                  (Pre-refunded to 7/01/02)                           7/02 at 101 1/2               Aaa           2,866,875
                 Chicago General Obligation:
     5,000,000    6.250%, 1/01/12                                         1/02 at 102               Aaa           5,292,800
     5,800,000    5.875%, 1/01/22                                         1/02 at 102               Aaa           5,846,516
     1,500,000   Chicago Public Building Commission
                  (Community College District No. 508),
                  7.700%, 1/01/08                                         1/98 at 102               Aaa           1,657,335
    23,300,000   Chicago Public Building Commission
                  (Board of Education), 5.750%, 12/01/18                 12/03 at 102               Aaa          23,195,150
     6,540,000   Cicero General Obligation, 6.400%, 12/01/14             12/04 at 102               Aaa           6,998,716
                 Cook County School District No. 25
                  (Arlington Heights), Certificates of Participation:
     1,400,000    5.300%, 5/01/06                                        No Opt. Call               Aaa           1,439,816
     4,200,000    5.700%, 5/01/13                                         5/06 at 102               Aaa           4,245,948
     2,500,000   Community College District No. 508, Cook County,
                  8.750%, 1/01/07                                        No Opt. Call               Aaa           3,302,925
     2,370,000   Eastern Illinois University, 6.375%, 4/01/16             4/04 at 102               Aaa           2,533,530
     7,570,000   Franklin Park General Obligation, 5.500%, 7/01/22        7/04 at 102               Aaa           7,369,244
     4,000,000   Regional Transportation Authority, General
                  Obligation, 5.850%, 6/01/23                             6/03 at 102               Aaa           4,038,000
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 INDIANA - 5.2%
                 Indiana Health Facilities Financing Authority
                  (Community Hospitals Project):
$    5,000,000    6.400%, 5/01/12                                         5/02 at 102               Aaa      $    5,331,500
     3,000,000    5.600%, 5/15/14                                         5/06 at 102               Aaa           2,971,020
                 Indiana Municipal Power Agency,
                  Power Supply System:
     1,000,000    7.100%, 1/01/15 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           1,121,460
     5,000,000    6.125%, 1/01/19                                         1/03 at 102               Aaa           5,168,250
     3,750,000   Indianapolis Gas Utility System, 6.200%, 6/01/23         6/02 at 102               Aaa           3,915,600
     5,350,000   Jasper County Pollution Control (Northern Indiana
                  Public Service Company), 7.100%, 7/01/17                7/01 at 102               Aaa           5,969,851
     2,000,000   Lawrence Central High School Building
                  Corporation, First Mortgage,
                  7.250%, 7/01/08 (Pre-refunded to 7/01/00)               7/00 at 102               Aaa           2,274,620
     3,300,000   Marion County Convention and Recreational
                  Facilities Authority, 7.000%, 6/01/21
                  (Pre-refunded  to 6/01/01)                              6/01 at 102               Aaa           3,771,009
     2,250,000   Monroe County Hospital Authority (Bloomington
                  Hospital), 7.125%, 5/01/11                              5/99 at 101               Aaa           2,440,395
     1,000,000   Princeton Pollution Control (Public Service
                  Company of Indiana), 7.375%, 3/15/12                    3/00 at 102               Aaa           1,119,730
     2,000,000   St. Joseph County Hospital Authority (Memorial
                  Hospital of South Bend), 7.000%, 8/15/20                8/01 at 102               Aaa           2,225,180
     2,190,000   Shelby County Jail Building Corporation, First
                  Mortgage, 6.500%, 7/15/09                               7/02 at 102               Aaa           2,411,321
     1,380,000   South Bend Community School Corporation,
                  Edison School Building Corporation, First
                  Mortgage, 6.650%, 1/15/14                               7/00 at 100               Aaa           1,514,992
     2,265,000   Southwest Allen Multi-School Building Corporation,
                  6.375%, 1/15/09                                         1/02 at 101               Aaa           2,419,043
---------------------------------------------------------------------------------------------------------------------------
                 KENTUCKY - 0.1%
     1,000,000   Louisville and Jefferson County Metropolitan
                  Sewer District, 7.350%, 5/01/19
                  (Pre-refunded to 5/01/00)                               5/00 at 102               Aaa           1,136,970
---------------------------------------------------------------------------------------------------------------------------
                 LOUISIANA - 2.9%
                 Louisiana General Obligation:
     5,000,000    6.500%, 5/01/09                                         5/02 at 102               Aaa           5,519,400
     2,000,000    6.500%, 5/01/12                                         5/02 at 102               Aaa           2,199,860
     7,000,000   Louisiana Public Facilities Authority
                  (Southern Baptist Hospital),
                  6.800%, 5/15/12 (Pre-refunded to 5/15/02)               5/02 at 102               Aaa           8,018,850
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 LOUISIANA (CONTINUED)
$    1,635,000   Louisiana Public Facilities Authority
                  (West Jefferson Medical Center), 7.900%, 12/01/15      12/98 at 102               Aaa      $    1,813,297
                 Tangipahoa Parish Hospital Service District No. 1:
     4,750,000    6.250%, 2/01/24                                         2/04 at 102               Aaa           5,017,520
     1,250,000    6.125%, 2/01/14                                         2/04 at 102               Aaa           1,315,413
---------------------------------------------------------------------------------------------------------------------------
                 MAINE - 2.1%
                 Maine Health and Higher Educational Facilities
                  Authority:
     3,175,000    7.000%, 7/01/24                                         7/04 at 102               Aaa           3,616,230
    11,500,000    5.875%, 7/01/25                                         7/05 at 102               Aaa          11,756,910
                 Old Orchard Beach General Obligation:
       750,000    6.650%, 9/01/09                                         9/02 at 103               Aaa             842,145
       500,000    6.650%, 9/01/10                                         9/02 at 103               Aaa             560,235
---------------------------------------------------------------------------------------------------------------------------
                 MARYLAND - 0.1%
     1,000,000   Morgan State University, Academic and Auxiliary
                  Fees, 7.000%, 7/01/20 (Pre-refunded to 7/01/00)         7/00 at 102               Aaa           1,127,480
---------------------------------------------------------------------------------------------------------------------------
                 MASSACHUSETTS - 3.8%
     1,250,000   Massachusetts Bay Transportation Authority,
                  Certificates of Participation, 7.650%, 8/01/15
                  (Pre-refunded to 8/01/00)                               8/00 at 102               Aaa           1,444,238
     2,000,000   Massachusetts Health and Educational Facilities
                  Authority (Capital Asset Program),
                  7.300%, 10/01/18                                        4/00 at 102               Aaa           2,224,760
     3,400,000   Massachusetts Health and Educational Facilities
                  Authority (New England Medical Center),
                  6.625%, 7/01/25                                         7/02 at 102               Aaa           3,770,940
     4,000,000   Massachusetts Health and Educational Facilities
                  Authority (South Shore Hospital),
                  6.500%, 7/01/22                                         7/02 at 102               Aaa           4,384,120
     1,000,000   Massachusetts Health and Educational Facilities
                  Authority (Falmouth Hospital),
                  5.625%, 7/01/11                                         7/03 at 102               Aaa           1,015,890
     2,800,000   Massachusetts Health and Educational Facilities
                  Authority (Lahey Clinic Medical Center),
                  5.625%, 7/01/15                                         7/03 at 102               Aaa           2,770,488
     5,875,000   Massachusetts Health and Educational Facilities
                  Authority (Cape Cod Health System),
                  5.250%, 11/15/21                                       11/03 at 102               AAA           5,516,214
     4,000,000   Massachusetts Health and Educational Facilities
                  Authority (Berkshire Health System),
                  6.000%, 10/01/19                                       10/05 at 102               Aaa           4,150,400
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 MASSACHUSETTS (CONTINUED)
$    3,500,000   Boston City Hospital (FHA-Insured Mortgage),
                  7.625%, 2/15/21 (Pre-refunded to 8/15/00)               8/00 at 102               Aaa      $    3,997,980
     1,150,000   Haverville General Obligation, 7.000%, 6/15/12           6/02 at 102               Aaa           1,295,291
---------------------------------------------------------------------------------------------------------------------------
                 MICHIGAN - 5.8%
     2,400,000   Michigan State Hospital Finance Authority
                  (Henry Ford Health System), 5.750%, 9/01/17             9/02 at 102               Aaa           2,398,512
     5,475,000   Michigan State Trunk Line, 5.500%, 10/01/21             10/02 at 100               Aaa           5,382,473
     2,000,000   Michigan Strategic Fund (The Detroit Edison
                  Company), 6.875%, 12/01/21                             12/01 at 102               Aaa           2,244,860
    12,130,000   Bay City General Obligation, Unlimited Tax,
                  0.000%, 6/01/21                                        No Opt. Call               Aaa           2,848,488
     5,000,000   Caledonia Community Schools General
                  Obligation, 6.700%, 5/01/22
                  (Pre-refunded to 5/01/02)                               5/02 at 102               Aaa           5,697,600
     2,500,000   Chelsea School District, Counties of Washtenaw and
                  Jackson, General Obligation,
                  6.000%, 5/01/19                                         5/05 at 101               Aaa           2,595,175
     2,000,000   Detroit Sewage Disposal System,
                  6.625%, 7/01/21 (Pre-refunded to 7/01/01)               7/01 at 102               Aaa           2,253,500
     6,905,000   Detroit Water Supply System, 5.500%, 7/01/25             7/05 at 101               Aaa           6,781,124
     8,000,000   Livonia Public School District, General
                  Obligation, 5.500%, 5/01/21                             5/03 at 102               Aaa           7,865,520
     3,405,000   Oakland University, 5.750%, 5/15/26                      5/05 at 102               Aaa           3,436,905
     6,085,000   River Rouge School District, Unlimited Tax,
                  5.625%, 5/01/22                                     5/03 at 101 1/2               Aaa           6,059,686
---------------------------------------------------------------------------------------------------------------------------
                 MISSISSIPPI - 0.8%
     6,400,000   Medical Center Educational Building Corporation
                  (University of Mississippi Medical Center Project),
                  5.900%, 12/01/23                                       12/04 at 102               Aaa           6,545,152
---------------------------------------------------------------------------------------------------------------------------
                 NEVADA - 0.8%
     2,500,000   Churchill County (Western Health Network),
                  6.000%, 1/01/24                                         1/04 at 102               Aaa           2,587,075
     2,000,000   Clark County Industrial Development (Nevada
                  Power Company), 7.200%, 10/01/22                       10/02 at 102               Aaa           2,273,800
     1,160,000   University of Nevada System, 7.125%, 7/01/16
                  (Pre-refunded to 7/01/00)                               7/00 at 102               Aaa           1,313,584
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 NEW HAMPSHIRE - 0.4%
$    2,850,000   New Hampshire Higher Education and
                  Health Facilities Authority, University System
                  6.250%, 7/01/20                                         7/02 at 102               Aaa      $    3,019,518
---------------------------------------------------------------------------------------------------------------------------
                 NEW JERSEY - 0.4%
     1,480,000   New Jersey Housing and Mortgage Finance Agency,
                  Home Mortgage Purchase, 8.100%, 10/01/07                4/98 at 103               Aaa           1,573,654
     1,955,000   Pennsauken Township Housing Finance
                  Corporation, 8.000%, 4/01/11                            4/05 at 100               Aaa           2,065,712
---------------------------------------------------------------------------------------------------------------------------
                 NEW MEXICO - 1.0%
     3,000,000   Albuquerque Hospital System (Presbyterian
                  Healthcare Services), 6.600%, 8/01/07                   8/97 at 102               Aaa           3,167,910
     4,445,000   Farmington Pollution Control (Public Service
                  Company of New Mexico), 6.375%, 12/15/22               12/02 at 102               Aaa           4,777,842
---------------------------------------------------------------------------------------------------------------------------
                 NEW YORK - 12.2%
     6,530,000   New York State Medical Care Facilities
                  Finance Agency, Mental Health Services,
                  Facilities Improvement, 5.900%, 8/15/22                 8/02 at 102               Aaa           6,662,624
     3,255,000   New York State Thruway Authority,
                  5.500%, 1/01/23                                         1/02 at 100               Aaa           3,189,900
     3,000,000   Dormitory Authority of the State of New York
                  (City University), 5.750%, 7/01/18                     No Opt. Call               Aaa           3,113,220
     8,375,000   Dormitory Authority of the State of New York
                  (Mount Sinai School of Medicine), 5.000%, 7/01/21       7/04 at 102               Aaa           7,800,140
                 Metropolitan Transportation Authority, Commuter
                  Facilities:
     4,955,000    6.250%. 7/01/17                                         7/02 at 102               Aaa           5,273,706
     5,000,000    6.375%, 7/01/18                                     7/04 at 101 1/2               Aaa           5,387,250
     6,925,000    6.250%, 7/01/22                                         7/02 at 102               Aaa           7,332,121
                 New York City General Obligation:
     5,715,000    6.625%, 8/01/12 (Pre-refunded to 8/01/02)           8/02 at 101 1/2               Aaa           6,525,673
       285,000    6.625%, 8/01/12                                     8/02 at 101 1/2               Aaa             315,344
     3,010,000    6.000%, 5/15/16                                     5/03 at 101 1/2               Aaa           3,131,664
     3,750,000    7.000%, 2/01/18                                     2/02 at 101 1/2               Aaa           4,197,750
     6,795,000   New York City Health and Hospitals
                  Corporation, Health System, 5.750%, 2/15/22             2/03 at 102               Aaa           6,781,138
     6,330,000   New York City Municipal Water Finance Authority,
                  6.750%, 6/15/16                                         6/01 at 101               Aaa           7,016,256
---------------------------------------------------------------------------------------------------------------------------



                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 NEW YORK (CONTINUED)
                 New York City Municipal Water Finance
                  Authority, Water and Sewer System:
$    4,155,000    6.750%, 6/15/14 (Pre-refunded to 6/15/99)           6/99 at 101 1/2               Aaa      $    4,562,855
     2,025,000    6.750%, 6/15/14                                     6/99 at 101 1/2               Aaa           2,196,578
     4,470,000    5.750%, 6/15/18                                     6/02 at 101 1/2               Aaa           4,509,157
     1,000,000   New York City Transit Authority, Transit
                  Facilities (Livingston Plaza Project),
                  7.500%, 1/01/20 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           1,137,820
     3,900,000   New York City Transit Authority, Transit Facilities,
                  5.400%, 1/01/18                                        No Opt. Call               Aaa           3,872,505
                 New York City Industrial Development Agency,
                  Civic Facility (USTA National Tennis Center
                  Incorporated Project):
     3,500,000    6.500%, 11/15/10                                       11/04 at 102               Aaa           3,884,685
     3,000,000    6.600%, 11/15/11                                       11/04 at 102               Aaa           3,364,140
                 Triborough Bridge and Tunnel Authority,
                  Special Obligation:
     5,240,000    6.875%, 1/01/15                                         1/01 at 102               Aaa           5,819,858
     3,015,000    5.500%, 1/01/17                                         1/02 at 100               Aaa           2,961,574
---------------------------------------------------------------------------------------------------------------------------
                 NORTH CAROLINA - 0.4%
     3,500,000   Randolph County Certificate of Participation,
                  5.300%, 6/01/15                                         6/05 at 102               Aaa           3,394,965
---------------------------------------------------------------------------------------------------------------------------
                 OHIO - 0.5%
     1,000,000   Columbus City School District, General Obligation,
                  Unlimited Tax, 7.000%, 12/01/11 (Pre-refunded
                  to 12/01/00)                                           12/00 at 102               Aaa           1,136,820
     2,500,000   Dublin City School District, General
                  Obligation, 6.200%, 12/01/19                           12/02 at 102               Aaa           2,656,650
---------------------------------------------------------------------------------------------------------------------------
                 OKLAHOMA - 0.7%
     5,000,000   Oklahoma Industries Authority (Baptist
                  Center-South Oklahoma City Hospital),
                  6.250%, 8/15/12                                         8/05 at 102               Aaa           5,383,950
       375,000   Muskogee County Home Finance Authority,
                  Single Family Mortgage, 7.600%, 12/01/10                6/00 at 102               Aaa             397,718
---------------------------------------------------------------------------------------------------------------------------
                 PENNSYLVANIA - 3.1%
     3,550,000   Berks County General Obligation,
                  5.850%, 11/15/18                                       11/05 at 100               Aaa           3,643,507
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 PENNSYLVANIA (CONTINUED)
$    5,000,000   Lehigh County General Purpose Authority
                  (St. Luke's Hospital of Bethlehem),
                  6.250%, 7/01/22                                         7/02 at 102               Aaa      $    5,290,500
     3,000,000   North Pennsylvania Water Authority,
                  7.000%, 11/01/24 (Pre-refunded to 11/01/04)            11/04 at 101               Aaa           3,534,810
     7,500,000   Philadelphia Water and Wastewater System,
                  5.500%, 6/15/14                                         6/03 at 102               Aaa           7,292,925
     3,900,000   Philadelphia Municipal Authority, Justice
                  Lease, 7.125%, 11/15/18 (Pre-refunded to
                  11/15/01)                                              11/01 at 102               Aaa           4,517,799
     1,000,000   Washington County Hospital Authority,
                  Hospital Refunding, 7.150%, 7/01/17                     7/00 at 102               Aaa           1,107,460
---------------------------------------------------------------------------------------------------------------------------
                 RHODE ISLAND - 2.7%
                 Rhode Island Depositors Economic
                  Protection Corporation, Special Obligation:
     7,950,000    6.000%, 8/01/17                                         8/03 at 102               Aaa           8,188,739
     2,250,000    6.625%, 8/01/19 (Pre-refunded to 8/01/02)               8/02 at 102               Aaa           2,564,078
     2,500,000   Rhode Island Health and Educational
                  Building Corporation, Higher
                  Education, Auxiliary Enterprise,
                  5.250%, 9/15/23                                         9/03 at 102               Aaa           2,372,775
     4,000,000   Cranston General Obligation, 7.200%, 7/15/11
                  (Pre-refunded to 7/15/01)                           7/01 at 101 1/2               Aaa           4,603,320
     3,130,000   Kent County Water Authority, 6.350%, 7/15/14             7/04 at 102               Aaa           3,372,669
     1,000,000   Providence Housing Development Corporation,
                  FHA-Insured (Barbara Jordan Apartments),
                  6.650%, 7/01/15                                         7/04 at 102               Aaa           1,060,510
---------------------------------------------------------------------------------------------------------------------------
                 SOUTH CAROLINA - 2.9%
     1,000,000   Aiken Water and Sewer System, 7.250%, 1/01/14            1/00 at 102               Aaa           1,111,430
     7,000,000   Berkeley County School District, Certificates of
                  Participation, 5.250%, 2/01/16                          2/06 at 101               Aaa           6,703,690
                 Charleston County Public Facilities Corporation,
                  Certificates of Participation:
     1,500,000    6.875%, 6/01/14                                         6/04 at 102               Aaa           1,702,125
     2,500,000    7.000%, 6/01/19                                         6/04 at 102               Aaa           2,854,100
     7,000,000    5.500%, 12/01/20                                        6/05 at 101               Aaa           6,828,430
                 Rock Hill Combined Utility System:
     2,000,000    6.375%, 1/01/15                                         1/01 at 102               Aaa           2,123,800
     2,000,000    7.000%, 1/01/20 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           2,235,880
---------------------------------------------------------------------------------------------------------------------------

                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                   FEBRUARY 29, 1996


PRINCIPAL                                                                   OPT. CALL                         MARKET
AMOUNT            DESCRIPTION                                             PROVISIONS*    RATINGS**             VALUE
--------------------------------------------------------------------------------------------------------------------
                  SOUTH DAKOTA - 0.1%
$    1,000,000    South Dakota Health and Educational Facilities
                   Authority (McKennan Hospital), 7.250%, 7/01/15         7/00 at 102          Aaa    $    1,112,170
--------------------------------------------------------------------------------------------------------------------
                  TENNESSEE - 0.1%
     1,000,000    White House Utility District of Robertson and
                   Sumner Counties, 6.375%, 1/01/22                       1/02 at 102          Aaa         1,073,510
--------------------------------------------------------------------------------------------------------------------
                  TEXAS - 4.8%
     6,080,000    Texas Health Facilities Development Corporation
                   (All Saints Episcopal Hospitals of Fort Worth),
                   6.250%, 8/15/22                                        8/03 at 102          Aaa         6,475,018
        655,000   Texas Housing Agency, Single Family Mortgage,
                   7.875%, 9/01/17                                        9/96 at 102           Aa           673,340
    10,000,000    Texas Turnpike Authority, 5.250%, 1/01/23               1/06 at 102          Aaa         9,509,500
     3,000,000    Bexar County Health Facilities Development
                   Corporation (Baptist Memorial Hospital
                   System Project), 6.750%, 8/15/19                       8/04 at 102          Aaa         3,379,170
     5,000,000    Bexar Metropolitan Water District,
                   5.000%, 5/01/19 (Pre-refunded to 5/01/15)              5/15 at 100          Aaa         4,711,350
     4,575,000    Harris County Toll Road, Senior Lien,
                   6.500%, 8/15/17 (Pre-refunded to 8/15/02)              8/02 at 102          Aaa         5,184,756
     1,000,000    Harris County Hospital District, 7.400%, 2/15/10       No Opt. Call          Aaa         1,228,250
       500,000    Houston Hotel Occupancy Tax and Parking Facilities,
                   7.000%, 7/01/15 (Pre-refunded to 7/01/01)              7/01 at 100          Aaa           564,260
       825,000    Lower Colorado River Authority, Priority Refunding,
                   7.000%, 1/01/11                                        1/01 at 102          Aaa           921,476
     1,250,000    Sabine River Authority of Texas, Pollution Control
                   (Texas Utilities Electric Company),
                   5.550%, 5/01/22                                       11/03 at 102          Aaa         1,215,450
     5,000,000    Tarrant County Health Facilities Development
                   Corporation (Fort Worth Osteopathic Hospital),
                   6.000%, 5/15/21                                       No Opt. Call          Aaa         5,349,000
--------------------------------------------------------------------------------------------------------------------
                  UTAH - 1.4%
       280,000    Utah Housing Finance Agency, Single Family
                   Mortgage, 8.375%, 7/01/19                              1/09 at 100           AA           293,840
     4,500,000    Utah State Building Ownership Authority,
                   5.750%, 5/15/18                                       11/05 at 100          Aaa         4,541,220
                  Provo City Energy System:
     2,300,000     5.500%, 11/15/11                                       5/03 at 102          Aaa         2,325,461
       500,000     5.750%, 5/15/14                                        5/03 at 102          Aaa           507,990
     3,500,000    White City Water System, 6.600%, 2/01/25                2/05 at 100          Aaa         3,834,285
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                OPT. CALL                     MARKET
AMOUNT         DESCRIPTION                                               PROVISIONS*  RATINGS**         VALUE
-------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.5%
$  3,000,000   Loudoun County Industrial Development
                Authority (Loudoun Hospital Centre),
                5.800%, 6/01/26                                          6/05 at 102        Aaa  $  3,058,080
   1,050,000   Roanoke County Water System,
                6.000%, 7/01/31 (Pre-refunded to 7/01/01)                7/01 at 100        Aaa     1,135,313
-------------------------------------------------------------------------------------------------------------
               WASHINGTON - 2.3%
   6,500,000   Washington Public Power Supply System,
                Nuclear Project No. 1, 5.700%, 7/01/17                   7/03 at 102        Aaa     6,495,450
   5,000,000   Washington Public Power Supply System,
                Nuclear Project No. 2, 5.400%, 7/01/05                  No Opt. Call        Aaa     5,234,800
   2,500,000   Washington Public Power Supply System,
                Nuclear Project No. 3, 7.250%, 7/01/16
                (Pre-refunded to 7/01/99)                                7/99 at 102        Aaa     2,792,700
   1,500,000   Marysville Water and Sewer System,
                7.000%, 12/01/11 (Pre-refunded to 12/01/03)             12/03 at 100        Aaa     1,745,220
   2,000,000   Whatcom County School District No. 501,
                General Obligation, 6.125%, 12/01/13                    12/04 at 100        Aaa     2,100,620
-------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 0.1%
   1,000,000   West Virginia School Building Authority,
                Capital Improvement, 7.250%, 7/01/15
                (Pre-refunded to 7/01/00)                                7/00 at 102        Aaa     1,137,310
-------------------------------------------------------------------------------------------------------------
               WISCONSIN - 1.5%
   7,020,000   Wisconsin Health and Educational Facilities
                Authority (Sisters of the Sorrowful
                Mother-Ministry Corporation), 6.125%, 8/15/22            2/03 at 102        Aaa     7,299,256
   1,000,000   Wisconsin Municipal Insurance Commission,
                8.700%, 4/01/07                                          4/97 at 102        Aaa     1,066,960
   2,000,000   Superior Limited Obligation (Detroit Edison
                Company), 6.900%, 8/01/21                               No Opt. Call        Aaa     2,394,800
   1,000,000   Three Lakes School District, General Obligation,
                6.750%, 4/01/12 (Pre-refunded to 4/01/03)                4/03 at 100        Aaa     1,136,520
-------------------------------------------------------------------------------------------------------------
               WYOMING - 0.3%
   2,000,000   University of Wyoming Facilities, 7.100%, 6/01/10         6/00 at 101        Aaa     2,211,210
-------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 0.5%
   3,750,000   Commonwealth of Puerto Rico, General Obligation,
                6.600%, 7/01/13 (Pre-refunded to 7/01/02)            7/02 at 101 1/2        Aaa     4,266,788
-------------------------------------------------------------------------------------------------------------
$777,888,000   Total Investments - (Cost $750,787,594) - 99.1%                                    807,091,061
-------------------------------------------------------------------------------------------------------------
        \

                             NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                      FEBRUARY 29, 1996

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                               OPT. CALL                      MARKET
AMOUNT         DESCRIPTION                                             PROVISIONS*    RATINGS**         VALUE
-------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.5%
$  1,700,000   Chicago O'Hare International Airport (American
                Airlines), Variable Rate Demand Bonds,
                3.450%, 12/01/17+                                                           P-1  $  1,700,000
   2,300,000   Massachusetts Dedicated Income Tax, Variable
                Rate Demand Bonds, 3.350%, 12/01/97+                                     VMIG-1     2,300,000
-------------------------------------------------------------------------------------------------------------
$  4,000,000   Total Temporary Investments - 0.5%                                                   4,000,000
============-------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.4%                                                 2,958,926
-------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                 $814,049,987
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                             NUMBER          MARKET          MARKET
                STANDARD & POOR'S               MOODY'S   OF ISSUES           VALUE         PERCENT
-------------------------------------------------------------------------------------------------------------
SUMMARY OF                    AAA                   Aaa         210     $801,069,781         99%
RATINGS**            AA+, AA, AA-     Aa1, Aa, Aa2, Aa3           3        6,021,280          1
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
-------------------------------------------------------------------------------------------------------------
TOTAL                                                           213     $807,091,061        100%
=============================================================================================================


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions of a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

----------------------------------------------------------------------------------------------
                                                                       MUNI        INS. MUNI
                                                                       BOND           BOND
----------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $2,835,978,201  $807,091,061
 Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                          31,600,000     4,000,000
 Cash                                                                    197,730     1,249,406
 Receivables:
  Interest                                                            42,085,690    10,123,776
  Shares sold                                                            328,101       290,007
  Investments sold                                                    28,152,000         5,000
 Other assets                                                            113,742        35,592
                                                                  --------------  ------------
   Total assets                                                    2,938,455,464   822,794,842
                                                                  --------------  ------------
 LIABILITIES
 Payables:
  Investments purchased                                                8,595,574     6,032,048
  Shares reacquired                                                      406,847         5,000
 Accrued expenses:
  Management fees (note 7)                                             1,054,674       311,384
  Other                                                                  594,408       151,138
 Dividends payable                                                    10,158,654     2,245,285
                                                                  --------------  ------------
   Total liabilities                                                  20,810,157     8,744,855
                                                                  --------------  ------------
 Net assets (note 8)                                              $2,917,645,307  $814,049,987
                                                                  ==============  ============
 Class A Shares (note 1)
 Net assets                                                       $   37,089,044  $ 46,942,915
                                                                  ==============  ============
 Shares outstanding                                                    3,998,797     4,279,685
                                                                  ==============  ============
 Net asset value and redemption price per share                   $         9.28  $      10.97
                                                                   ==============  ============
 Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                 $         9.72  $      11.49
                                                                  ==============  ============
 Class C Shares (note 1)
 Net assets                                                       $    1,915,296  $  5,150,609
                                                                   ==============  ============
 Shares outstanding                                                      206,744       474,546
                                                                  ==============  ============
 Net asset value, offering and redemption price per share         $         9.26  $      10.85
                                                                  ==============  ============
 Class R Shares (note 1)
 Net assets                                                       $2,878,640,967  $761,956,463
                                                                  ==============  ============
 Shares outstanding                                                  310,263,529    69,753,639
                                                                  ==============  ============
 Net asset value and redemption price per share                   $         9.28  $      10.92
                                                                  ==============  ============
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS               NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
Year ended February 29, 1996                                   FEBRUARY 29, 1996

-------------------------------------------------------------------------------------------
                                                                     MUNI        INS. MUNI
                                                                     BOND          BOND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                              $173,591,010   $47,026,810
                                                                 ------------   -----------
Expenses (note 2):
  Management fees (note 7)                                         12,801,685     3,758,096
  12b-1 distribution and service fees (note 1)                         43,166       126,369
  Shareholders' servicing agent fees and expenses                   2,425,718       691,770
  Custodians' fees and expenses                                       313,243       144,251
  Directors'/Trustees' fees and expenses (note 7)                      27,187        10,438
  Professional fees                                                   115,740        67,222
  Shareholders reports-printing and mailing expenses                  623,740       155,664
  Federal and state registration fees                                 166,260       113,549
  Portfolio insurance expenses                                             --         1,915
  Other expenses                                                      166,738        44,998
                                                                 ------------   -----------
     Total expenses before expense reimbursement                   16,683,477     5,114,272
Expense reimbursement from investment adviser (note 7)                 (4,313)       (1,303)
                                                                 ------------   -----------
    Net expenses                                                   16,679,164     5,112,969
                                                                 ------------   -----------
      Net investment income                                       156,911,846    41,913,841
                                                                 ------------   -----------

REALIZED AND UNREALIZED GAIN
FROM INVESTMENTS
Net realized gain from investment transactions, net of taxes,
  if applicable (notes 1 and 5)                                    10,618,706     4,402,500
Net change in unrealized appreciation or depreciation of
  investments                                                      84,862,109    36,885,934
                                                                 ------------   -----------
    Net gain from investments                                      95,480,815    41,288,434
                                                                 ------------   -----------
Net increase in net assets from operations                       $252,392,661   $83,202,275
                                                                 ------------   -----------

-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                                         MUNI BOND                    INS. MUNI BOND
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $  156,911,846 $  152,460,727 $  41,913,841 $  40,930,291
Net realized gain (loss) from investment transactions, net
 of taxes, if applicable                                              10,618,706      9,508,194     4,402,500    (1,781,054)
Net change in unrealized appreciation or depreciation of
 investments                                                          84,862,109    (67,140,015)   36,885,934   (25,968,067)
                                                                  -------------- -------------- ------------- -------------
  Net increase in net assets from operations                         252,392,661     94,828,906    83,202,275    13,181,170
                                                                  -------------- -------------- ------------- -------------
DISTRIBUTION TO SHAREHOLDERS (note 1)
From undistributed net invest income:
 Class A                                                                (707,943)           N/A    (1,614,782)     (204,455)
 Class C                                                                 (30,677)           N/A      (192,149)      (45,156)
 Class R                                                            (157,137,272)  (151,297,051)  (40,071,660)  (41,157,453)
From accumulated net realized gains from investment
 transactions:
 Class A                                                                 (63,661)           N/A             -        (6,709)
 Class C                                                                  (3,523)           N/A             -        (1,121)
 Class R                                                              (8,354,729)   (22,411,997)            -    (1,157,602)
                                                                  -------------- -------------- ------------- -------------
  Decrease in net assets from distributions to shareholders         (166,297,805)  (173,709,048)  (41,878,591)  (42,572,496)
                                                                  -------------- -------------- ------------- -------------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                              93,033,904            N/A   108,423,277    15,273,227
 Class C                                                               1,925,249            N/A     7,075,313     4,686,336
 Class R                                                             397,491,029    469,226,165   143,237,499   158,370,453
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment income
 and from net realized gains from investment transactions:
 Class A                                                                 453,018            N/A       951,544       105,479
 Class C                                                                  19,887            N/A       161,275        25,888
 Class R                                                             123,742,206    141,568,061    26,577,682    28,508,956
                                                                  -------------- -------------- ------------- -------------
                                                                     616,665,293    610,794,226   286,426,590   206,970,339
                                                                  -------------- -------------- ------------- -------------
Cost of shares redeemed:
 Class A                                                             (56,994,434)           N/A   (78,678,465)   (1,930,617)
 Class C                                                                 (40,390)           N/A    (6,281,962)     (893,066)
 Class R                                                            (469,258,117)  (490,742,684) (183,518,067) (165,891,052)
                                                                  -------------- -------------- ------------- -------------
                                                                    (526,292,941)  (490,742,684) (268,478,494) (168,714,735)
                                                                  -------------- -------------- ------------- -------------
 Net increase in net assets derived from Fund share
  transactions                                                        90,372,352    120,051,542    17,948,096    38,255,604
                                                                  -------------- -------------- ------------- -------------
  Net increase in net assets                                         176,467,208     41,171,400    59,271,780     8,864,278
Net assets at the beginning of year                                2,741,178,099  2,700,006,699   754,778,207   745,913,929
                                                                  -------------- -------------- ------------- -------------
Net assets at the end of year                                     $2,917,645,307 $2,741,178,099 $ 814,049,987 $ 754,778,207
                                                                  ============== ============== ============= =============
Balance of undistributed net investment income at end of year     $    1,169,597 $    2,133,643 $     225,040 $     189,790
                                                                  ============== ============== ============= =============
---------------------------------------------------------------------------------------------------------------------------

N/A - Muni Bond was not authorized to issue Class "A" Shares or Class "C" Shares before June 13, 1995.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS         NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996


1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES

At February 29, 1996, the nationally diversified Funds covered in this report (the "Funds") are Nuveen Municipal Bond Fund and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising the Nuveen Insured Municipal Bond Fund). Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Municipal Bond was originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts Business Trust at the close of business on June 12, 1995. Insured Municipal Bond was incorporated in Minnesota on July 11, 1986.

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 29, 1996, Insured Municipal Bond had purchase commitments of $6,032,048. Municipal Bond had no such purchase commitments.

NOTES TO FINANCIAL STATEMENTS

Interest income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and distributions to shareholders

Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers. Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to the shareholders of the Funds. All income dividends paid during the year ended February 29, 1996, have been designated Exempt Interest Dividends.

Insurance

Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issued Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996


while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible sales charge program

Effective September 6, 1994, for Insured Municipal Bond and June 13, 1995, for Municipal Bond, both Funds commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, for both Funds, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" Shares and Class "C" Shares, the shares outstanding for both Funds were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative financial instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including future, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended February 29, 1996, other than occasional purchases of high quality synthetic money market securities, if applicable.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

NOTES TO FINANCIAL STATEMENTS

2. EXPENSE ALLOCATION

Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses during the year ended February 29, 1996, were as follows:

--------------------------------------------------------------------------------
                                                               MUNI    INS. MUNI
                                                               BOND         BOND
--------------------------------------------------------------------------------

 12b-1 distribution and service fees:
  Class A                                               $    36,112  $    82,071
  Class C                                                     7,054       44,298
 Shareholders' servicing agent fees and expenses:
  Class A                                                       729       18,022
  Class C                                                        82        1,093
  Class R                                                   914,407      247,643
 Shareholders' reports--printing and mailing expenses:
  Class A                                                     1,275        1,019
  Class C                                                       119           66
  Class R                                                   374,135      123,497
 Federal and state registration fees:
  Class A                                                     2,483        3,958
  Class C                                                       276        1,109
  Class R                                                    89,323       23,054
 Professional fees--Class R                                  46,688           --
--------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996


3.  FUND SHARES
Transactions in shares were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                        MUNI BOND                 INS. MUNI BOND
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                            10,085,967            N/A     10,080,588      1,538,119
 Class C                                                               208,938            N/A        661,711        474,253
 Class R                                                            43,438,989     52,970,376     13,451,112     15,709,700
Shares issued to shareholders due to reinvestment of
 distributions from net investment income and from
 net realized gains from investment transactions:
 Class A                                                                48,593            N/A         88,109         10,686
 Class C                                                                 2,138            N/A         15,241          2,644
 Class R                                                            13,470,516     15,973,465      2,491,979      2,822,384
                                                                   -----------    -----------    -----------    -----------
                                                                    67,255,141     68,943,841     26,788,740     20,557,786
                                                                   -----------    -----------    -----------    -----------
Shares redeemed:
 Class A                                                            (6,135,763)           N/A     (7,244,524)      (193,293)
 Class C                                                                (4,332)           N/A       (588,441)       (90,862)
 Class R                                                           (51,218,535)   (55,355,782)   (17,181,722)   (16,561,539)
                                                                   -----------    -----------    -----------    -----------
                                                                   (57,358,630)   (55,355,782)   (25,014,687)   (16,845,694)
                                                                   -----------    -----------    -----------    -----------
Net increase                                                         9,896,511     13,588,059      1,774,053      3,712,092
                                                                   ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------------------------

N/A - Muni Bond was not authorized to issue Class "A" Shares or Class "C" Shares before June 13, 1995.

NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTIONS TO SHAREHOLDERS
On March 8, 1996, the Funds declared dividend distributions from their ordinary income which were paid on April 1, 1996, to shareholders of record on March 8, 1996, as follows:

----------------------------------------------------------------
                                                MUNI  INS. MUNI
                                                BOND     BOND
----------------------------------------------------------------
Dividend per share:
  Class A                                      $.0395    $.0445
  Class C                                       .0340     .0375
  Class R                                       .0415     .0465
                                                =====     =====
----------------------------------------------------------------

5. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the year ended February 29, 1996, were as follows:

----------------------------------------------------------------------
                                               MUNI       INS. MUNI
                                               BOND          BOND
----------------------------------------------------------------------
PURCHASES
Investments in municipal securities         $517,451,834  $227,340,258
Temporary municipal investments              602,095,000   291,525,000
SALES
Investments in municipal securities          475,094,406   208,113,881
Temporary municipal investments              573,195,000   287,525,000
                                             ===========   ===========
----------------------------------------------------------------------

At February 29, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

6. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 1996, were as follow:

-------------------------------------------------------------------------
                                                MUNI        INS. MUNI
                                                BOND           BOND
-------------------------------------------------------------------------

 Gross unrealized:                            $171,847,948   $57,249,197
  Appreciation                                  (4,264,834)     (945,730)
  Depreciation                                ------------   -----------

 Net unrealized appreciation                  $167,583,114   $56,303,467
                                              ============   ===========
  -----------------------------------------------------------------------


7. MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:


----------------------------------------------------------------------
 Average daily net asset value                         Management fee
----------------------------------------------------------------------

For the first $125,000,000                               .5 of 1%
 For the next $125,000,000                            .4875 of 1
 For the next $250,000,000                             .475 of 1
 For the next $500,000,000                            .4625 of 1
 For the next $1,000,000,000                            .45 of 1
 For net assets over $2,000,000,000                    .425 of 1
----------------------------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expense of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, if applicable, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

NOTES TO FINANCIAL STATEMENTS


The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

8. COMPOSITION OF NET ASSETS

At February 29, 1996, the Funds had common stock authorized of $.10 par value per share for Municipal Bond and $.01 par value per share for Insured Municipal Bond. The composition of net assets as well as the number of authorized shares is as follows:

------------------------------------------------------------------------------------------------
                                                                    MUNI              INS. MUNI
                                                                    BOND                 BOND
------------------------------------------------------------------------------------------------
Capital paid-in                                                $2,744,976,758       $754,899,010
Balance of undistributed net investment income                      1,169,597            225,040
Accumulated net realized gain from investment transactions          3,915,838          2,622,470
Net unrealized appreciation of investments                        167,583,114         56,303,467
                                                               --------------       ------------
 Net assets                                                    $2,917,645,307       $814,049,987
                                                               ==============       ============
Authorized Shares:
 Class A                                                            Unlimited        340,000,000
 Class C                                                            Unlimited        460,000,000
 Class R                                                            Unlimited        200,000,000
                                                               ==============       ============
------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996


9. INVESTMENT COMPOSITION

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At February 29, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

----------------------------------------------
                             MUNI   INS. MUNI
                             BOND      BOND
----------------------------------------------
Revenue Bonds:
 Electric Utilities           21%        6%
 Health Care Facilities       16        20
 Housing Facilities           14         1
 Water/Sewer Facilities        8         8
 Lease Rental Facilities       2         8
 Educational Facilities        1         7
 Transportation                6         5
 Pollution Control             5         4
 Other                         8         6
General Obligation Bonds       6        19
Escrowed Bonds                13        16
----------------------------------------------
                             100%      100%
----------------------------------------------

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (30% for Municipal Bond and 100% for Insured Municipal
Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------------------
                                           Income from investment operations          Less distributions
                                          --------------------------------------------------------------------
                                                                        Net
                                                               realized and       Dividends
                           Net asset             Net        unrealized gain        from net       Distribution         Net asset
                     value beginning      investment            (loss) from      investment               from      value end of
                           of period          income          investments**          income      capital gains            period
--------------------------------------------------------------------------------------------------------------------------------
MUNI BOND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
6/13/95 to
 2/29/96                      $9.150          $.340+                $ .141          $(.324)            $(.027)            $9.280
CLASS C
6/13/95 to
 2/29/96                       9.150           .290+                  .126           (.279)             (.027)             9.260
CLASS R
Year ended
 2/29/96                       9.000           .506                   .313           (.512)             (.027)             9.280
Year ended 2/28,
 1995                          9.280           .515                  (.209)          (.511)             (.075)             9.000
 1994                          9.450           .519                  (.075)          (.516)             (.098)             9.280
 1993                          9.080           .555                   .414           (.544)             (.055)             9.450
5 mos. ended
 2/29/92                       9.040           .239                   .080           (.239)             (.040)             9.080
Year ended 9/30,
 1991                          8.650           .579                   .438           (.589)             (.038)             9.040
 1990                          8.730           .596                  (.080)          (.596)                 -              8.650
 1989                          8.520           .597                   .239           (.597)             (.029)             8.730
 1988                          8.020           .596                   .536           (.596)             (.036)             8.520
 1987                          8.780           .598                  (.614)          (.598)             (.146)             8.020
 1986                          7.830           .595                  1.162           (.595)             (.212)             8.780
 1985                          7.180           .586                   .650           (.586)                 -              7.830
--------------------------------------------------------------------------------------------------------------------------------

See notes on page 50.


                                                                                  NUVEEN TAX FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                           FEBRUARY 29, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                         Ratios/Supplemental data
----------------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement    reimbursement+       reimbursement+         rate
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


       5.33%        $   37,089                 .86%*               5.11%*             .83%*               5.14%*         17%


       4.59              1,915                1.64*                4.33*             1.58*                4.39*          17


       9.31          2,878,641                 .59                 5.53               .59                 5.53           17

       3.60          2,741,178                 .59                 5.79               .59                 5.79           17
       4.79          2,700,007                 .62                 5.49               .62                 5.49           15
      11.04          2,371,669                 .61                 5.95               .61                 5.95           14

       3.56          1,835,708                 .62*                6.24*              .62*                6.24*           6

      12.15          1,661,420                 .60                 6.48               .60                 6.48           10
       6.04          1,323,623                 .62                 6.78               .62                 6.78            8
      10.07          1,119,833                 .64                 6.85               .64                 6.85           12
      14.50            945,361                 .65                 7.11               .65                 7.11            8
       (.39)           764,092                 .68                 6.85               .68                 6.85           16
      23.02            668,416                 .71                 6.95               .71                 6.95           39
      17.73            459,627                 .73                 7.68               .73                 7.68           28
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------------------
                                           Income from investment operations          Less distributions
                                          --------------------------------------------------------------------
                                                                        Net
                                                               realized and       Dividends
                           Net asset             Net        unrealized gain        from net       Distribution         Net asset
                     value beginning      investment            (loss) from      investment               from      value end of
                           of period          income          investments**          income      capital gains            period
--------------------------------------------------------------------------------------------------------------------------------
INS. MUNI BOND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
 2/29/96                     $10.400          $.542+                $ .568          $(.540)            $    -            $10.970
9/6/94 to
 2/28/95                      10.310           .264+                  .115           (.273)             (.016)            10.400
CLASS C
Year ended
 2/29/96                      10.310           .461                   .540           (.461)                 -             10.850
9/7/94 to
 2/28/95                      10.290           .227+                  .075           (.266)             (.016)            10.310
CLASS R
Year ended
 2/29/96                      10.380           .570                   .540           (.570)                 -             10.920
Year ended 2/28,
 1995                         10.810           .573                  (.407)          (.580)             (.016)            10.380
 1994                         10.850           .574                  (.012)          (.565)             (.061)            10.810
 1993                         10.030           .591                   .880           (.589)             (.062)            10.850
Year ended
 2/29/92                       9.690           .612                   .425           (.617)             (.080)            10.030
Year ended 2/28,
 1991                          9.520           .617                   .198           (.611)             (.034)             9.690
 1990                          9.350           .627                   .262           (.630)             (.089)             9.520
 1989                          9.300           .629                   .050           (.629)                 -              9.350
Year ended
 2/29/88                       9.790           .637+                 (.490)          (.637)                 -              9.300
12/10/86 to
 2/28/87                       9.600           .127+                  .190           (.127)                 -              9.790
--------------------------------------------------------------------------------------------------------------------------------

* Annualized.
** Net of taxes, if applicable (see note 1).
+ Reflects the waiver of certain management fees or reimbursement of certain other expenses by the Adviser, if applicable (see note 7).
++ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.


                                                                                  NUVEEN TAX FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                           FEBRUARY 29, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                         Ratios/supplemental data
----------------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement    reimbursement+       reimbursement+         rate
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


      10.90%          $ 46,943                 .92%                5.00%              .91%                5.01%          27%

       3.84             14,097                1.27*                5.28*             1.00*                5.55*          25


       9.88              5,151                1.63                 4.34              1.63                 4.34           27

       3.09              3,979                1.75*                4.83*             1.75*                4.83*          25


      10.94            761,956                 .63                 5.33               .63                 5.33           27

       1.85            736,702                 .64                 5.67               .64                 5.67           25
       5.47            745,914                 .65                 5.21               .65                 5.21           11
      15.24            567,232                 .72                 5.68               .72                 5.68           20

      11.03            306,853                 .73                 6.12               .73                 6.12           45

       8.94            178,931                 .80                 6.45               .80                 6.45           53
       9.73            111,806                 .83                 6.49               .83                 6.49           78
       7.63             66,049                 .87                 6.83               .87                 6.83          106

       2.00             41,330                 .88                 6.65               .60                 6.93+          88

       3.31             13,160                3.50*                 .50*                -                 4.00*           -
----------------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors, Trustees and Shareholders of
Nuveen Municipal Bond Fund
Nuveen Insured Tax-Free Bond Fund, Inc.:

We have audited the accompanying statements of net assets of NUVEEN MUNICIPAL BOND FUND (a Massachusetts Business Trust), and NUVEEN INSURED TAX-FREE BOND FUND, INC. (comprising the Nuveen Insured Municipal Bond Fund) (a Minnesota corporation), including the portfolios of investments, as of February 29, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting Nuveen Municipal Bond Fund and Nuveen Insured Tax-Free Bond Fund, Inc. as of February 29, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.

                                             ARTHUR ANDERSEN LLP

Chicago, Illinois
April 8, 1996

[PHOTO OF PAINTING APPEARS HERE]

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds


Your investment partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO]
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

           Portfolio of Investments
           Statement of Net Assets
           Statement of Operations
           Statement of Changes in Net Assets
           Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
  4(a).    Specimen certificates of Class A Shares of each Fund.*
  4(b).    Specimen certificates of Class B Shares of each Fund.*
  4(c).    Specimen certificates of Class C Shares of each Fund.*
  4(d).    Specimen certificates of Class R Shares of each Fund.*
     5.    Form of Management Agreement between Registrant and Nuveen Ad-
           visory Corp.
     6.    Form of Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement among Registrant, Nuveen Advisory
           Corp. and Chase Manhattan Bank, N.A.
  9(a).    Form of Transfer Agency and Service Agreement between Regis-
           trant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public Accoun-
           tants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund.
    16.    Schedule of Computation of Performance Figures.*
    17.    Financial Data Schedule.*
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.*
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, James J. Wesolowski and Gifford R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.

--------
*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At January 3, 1997:

                                                                     NUMBER OF
      TITLE OF SERIES                                              RECORD HOLDERS
      ---------------                                              --------------
      Nuveen Municipal Bond Fund
        Class A Shares............................................      5,545
        Class B Shares............................................          0
        Class C Shares............................................        229
        Class R Shares............................................     87,407
      Nuveen Insured Municipal Bond Fund
        Class A Shares............................................      4,083
        Class B Shares............................................          0
        Class C Shares............................................        229
        Class R Shares............................................     23,957
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares............................................      3,883
        Class B Shares............................................          0
        Class C Shares............................................        818
        Class R Shares............................................          0
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares............................................      1,077
        Class C Shares............................................         33
        Class R Shares............................................          0
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares............................................     10,594
        Class C Shares............................................        169
        Class R Shares............................................          0

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc.,

Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier

Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy             Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis          Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer     Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                                 POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES               OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                    WITH REGISTRANT
------------------------------------------------------------------------------------
Larry W. Martin              Vice President and                  Vice President and
333 West Wacker Drive        Assistant Secretary                 Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                      Vice President and
333 West Wacker Drive        and Controller                      Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                      Vice President and
333 West Wacker Drive        and Treasurer                       Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                      Vice President and
333 West Wacker Drive        and Assistant Secretary             Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 10TH DAY OF JANUARY, 1997.

                                     NUVEEN FLAGSHIP MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and             January 10, 1997
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal                /s/ Gifford R. Zimmerman
                                  Executive Officer)                By____________________________
         Anthony T. Dean         President and Trustee                      Gifford R. Zimmerman
        Lawrence H. Brown        Trustee                                      Attorney-in-Fact
      Anne E. Impellizzeri       Trustee
      Margaret K. Rosenheim      Trustee                                      January 10, 1997
         Peter R. Sawers         Trustee



AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant
           and Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.